UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07912

Old Westbury Funds, Inc.

(Exact name of registrant as specified in charter)

630 Fifth Avenue New York, NY	10111

(Address of principal executive offices)	(Zip code)

BISYS Fund Services,

3435 Stelzer Road,

Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code:    614-470-8000

Date of fiscal year end:    10/31/2005

Date of reporting period:    04/30/2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

OLD WESTBURY

FUNDS, INC.

Semi-Annual Report

April 30, 2005

INVESTMENT ADVISER

A LETTER FROM THE CHIEF INVESTMENT OFFICER

Dear Shareholders:

The six-month period ending April 30, 2005 was challenging for many investors as the post-U.S. election rally gave way to choppy markets in 2005. Held back by a landscape full of concerns—building inflationary pressures, rising interest rates, stubbornly high energy prices, and shifting investor sentiment—the S&P 500 was up a modest 3.3%. Corporate fundamentals, however, remain quite strong. Healthy earnings growth and record levels of corporate free cash flow should provide a favorable backdrop going forward.

During this period, the international equity markets also struggled with rocky returns. After posting strong gains in late 2004, geopolitical and economic concerns dampened performance early this year. Amid improving company fundamentals and uncommonly low valuations, we continue to find compelling investment opportunities abroad, particularly in Japan.

As for the bond market, the last six months were difficult due to additional interest rate hikes by the Federal Reserve. Real yields (versus inflation) on both short- and long-maturity bonds are still low, leading us to expect rising interest rates and lackluster bond returns as inflation picks up. As a result, we have structured our taxable and municipal bond portfolios to be protective. We remain focused on very high-quality securities, and our research suggests that constructing a portfolio with a mix of longer-term and very short-term securities is the best way to maximize returns at this time.

Furthermore, we have launched two new innovative portfolios to broaden our clients’ investment diversification and return opportunities. The Global Small Cap Fund is designed to deliver a performance pattern not highly correlated with large-cap and mid-cap portfolios. Primarily managed by an external firm with significant experience in this area, the portfolio will seek long-term capital appreciation by investing in smaller companies within the U.S., developed foreign, and emerging markets. The Real Return Fund is designed to benefit from periods of greater inflationary pressures and deliver returns that are uncorrelated with stocks or bonds. Managed by an experienced team of Bessemer professionals, the portfolio will invest in a broad range of assets, including commodities (including agricultural products, industrial materials, precious metals, and energy), real estate investment trusts, inflation-linked bonds, and global equities of natural-resource companies. Importantly, both of these new portfolios have

A LETTER FROM THE CHIEF INVESTMENT OFFICER

(Concluded)

been specifically designed to complement the other asset classes in Bessemer’s balanced portfolios.

Going forward, while swings in investor sentiment are likely, positive corporate fundamentals should produce credible equity returns that are well above bond returns and inflation. Thank you for the confidence you have placed in us.

Sincerely,

Marc D. Stern

Chief Investment Officer

Bessemer Investment Management LLC

OLD WESTBURY LARGE CAP EQUITY FUND

PORTFOLIO OF INVESTMENTS

April 30, 2005 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS—98.5%
	CONSUMER DISCRETIONARY—10.1%
181,485	Gap, Inc. (The)	$ 3,874,705
193,650	McDonald’s Corp.	5,675,882
55,750	NIKE, Inc.—Class B	4,282,158
181,600	Viacom, Inc.—Class B	6,286,991
91,595	Wal-Mart Stores, Inc.	4,317,788
172,900	Walt Disney Co. (The)	4,564,560

		29,002,084

	CONSUMER STAPLES—9.0%
159,280	Avon Products, Inc.	6,383,942
75,900	Clorox Co.	4,804,470
71,150	Coca-Cola Co. (The)	3,090,756
96,650	Hershey Foods Corp.	6,175,935
96,700	PepsiCo, Inc.	5,380,388

		25,835,491

	ENERGY—7.7%
67,100	Baker Hughes, Inc.	2,960,452
39,950	ConocoPhillips	4,188,758
123,640	Devon Energy Corp.	5,584,819
160,300	Exxon Mobil Corp.	9,141,908

		21,875,937

	FINANCIALS—17.8%
53,500	Allstate Corp. (The)	3,004,560
117,435	American Express Co.	6,188,825
116,350	Bank of America Corp.	5,240,404
132,350	Citigroup, Inc.	6,215,156
58,950	Fifth Third Bancorp	2,564,325
62,075	Goldman Sachs Group, Inc. (The)	6,628,988
102,250	Mellon Financial Corp.	2,831,303
61,650	Morgan Stanley	3,244,023
112,310	Prudential Financial, Inc.	6,418,516

See Notes to Financial Statements.

OLD WESTBURY LARGE CAP EQUITY FUND

PORTFOLIO OF INVESTMENTS

April 30, 2005 (Unaudited) (Continued)

Shares	Security Description	Value
COMMON STOCKS—Continued
	FINANCIALS—Continued
202,100	U.S. Bancorp	$ 5,638,590
49,825	Wells Fargo & Co.	2,986,511

		50,961,201

	HEALTH CARE—16.6%
80,530	Amgen, Inc. (b)	4,687,651
168,100	Baxter International, Inc.	6,236,510
81,400	Biomet, Inc.	3,149,366
40,700	Eli Lilly & Co.	2,379,729
138,100	Gilead Sciences, Inc. (b)	5,123,510
121,230	Johnson & Johnson	8,320,014
144,475	Medtronic, Inc.	7,613,833
177,010	Pfizer, Inc.	4,809,362
55,350	UnitedHealth Group, Inc.	5,231,129

		47,551,104

	INDUSTRIALS—11.4%
80,680	3M Co.	6,169,600
40,600	Deere & Co.	2,539,124
29,905	FedEx Corp.	2,540,430
181,135	General Electric Co.	6,557,087
86,515	Honeywell International, Inc.	3,093,776
32,550	Illinois Tool Works, Inc.	2,728,341
135,000	Tyco International Ltd.	4,226,850
46,210	United Technologies Corp.	4,700,481

		32,555,689

	INFORMATION TECHNOLOGY—18.6%
38,950	Adobe Systems, Inc.	2,316,357
146,500	Analog Devices, Inc.	4,997,115
241,955	Cisco Systems, Inc. (b)	4,180,982
110,345	Dell, Inc. (b)	3,843,316
50,400	eBay, Inc. (b)	1,599,192

See Notes to Financial Statements.

OLD WESTBURY LARGE CAP EQUITY FUND

PORTFOLIO OF INVESTMENTS

April 30, 2005 (Unaudited) (Continued)

Shares	Security Description	Value
COMMON STOCKS—Continued
	INFORMATION TECHNOLOGY—Continued
169,500	Intel Corp.	$ 3,986,640
31,295	International Business Machines Corp.	2,390,312
19,500	Intuit, Inc. (b)	785,850
36,650	Lexmark International, Inc.—Class A (b)	2,545,343
292,350	Microsoft Corp.	7,396,455
343,110	Motorola, Inc.	5,263,307
78,500	Network Appliance, Inc. (b)	2,090,455
57,350	QUALCOMM, Inc.	2,000,942
116,250	Symantec Corp. (b)	2,183,175
86,650	VeriSign, Inc. (b)	2,292,759
150,000	Yahoo!, Inc. (b)	5,176,500

		53,048,700

	MATERIALS—2.8%
64,470	E.I. du Pont de Nemours & Co.	3,037,182
86,140	Monsanto Co.	5,049,527

		8,086,709

	TELECOMMUNICATION SERVICES—1.6%
209,750	Sprint Corp.	4,669,035

	UTILITIES—2.9%
48,200	Entergy Corp.	3,533,060
132,900	PG&E Corp.	4,614,288

		8,147,348

TOTAL COMMON STOCKS (Cost $246,142,158)		281,733,298

INVESTMENT COMPANY—0.4%
1,007,980	SEI Daily Income Government II Fund	1,007,980

TOTAL INVESTMENT COMPANY (Cost $1,007,980)		1,007,980

See Notes to Financial Statements.

OLD WESTBURY LARGE CAP EQUITY FUND

PORTFOLIO OF INVESTMENTS

April 30, 2005 (Unaudited) (Concluded)

Shares	Security Description	Value
TOTAL INVESTMENTS (Cost $247,150,138) (a)—98.9%		$282,741,278
OTHER ASSETS IN EXCESS OF LIABILITIES—1.1%		3,026,831

NET ASSETS—100.0%		$285,768,109

(a)	Represents cost for financial reporting and federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$44,260,537
Unrealized depreciation	(8,669,397)

Net unrealized appreciation	$35,591,140

Aggregate cost for federal income tax purposes is substantially the same.

(b)	Non-income producing security.

Portfolio Diversification by Sector

Sector	Percentage of Net Assets
Consumer Discretionary	10.1%
Consumer Staples	9.0
Energy	7.7
Financials	17.8
Health Care	16.6
Industrials	11.4
Information Technology	18.6
Materials	2.8
Telecommunication Services	1.6
Utilities	2.9
Other*	1.5

*	Includes cash and equivalents, pending trades and fund share transactions, interest and dividends receivable and accrued expenses payable.

See Notes to Financial Statements.

OLD WESTBURY MID CAP EQUITY FUND

PORTFOLIO OF INVESTMENTS

April 30, 2005 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS—93.1%
	CONSUMER DISCRETIONARY—15.4%
333,000	Brinker International, Inc. (b)	$ 11,255,400
480,000	Dick’s Sporting Goods, Inc. (b)	14,764,800
355,781	Dollar Tree Stores, Inc. (b)	8,713,077
366,000	E.W. Scripps Co.—Class A (The)	18,640,381
439,188	Gentex Corp.	14,256,042
412,350	Lamar Advertising Co. (b)	15,413,643
185,000	Manpower, Inc.	7,131,750
86,600	New York Times Co.—Class A (The)	2,888,976
455,243	Tiffany & Co.	13,725,576
290,000	Williams-Sonoma, Inc. (b)	9,712,100

		116,501,745

	CONSUMER STAPLES—4.6%
415,500	BJ’s Wholesale Club, Inc. (b)	11,073,075
12,000	Colgate-Palmolive Co.	597,480
616,700	Cott Corp. (b)	13,807,913
221,000	Ralcorp Holdings, Inc.	8,756,020
25,000	Sysco Corp.	865,000

		35,099,488

	ENERGY—3.0%
71,000	Noble Energy, Inc.	4,552,520
349,800	Weatherford International Ltd. (b)	18,242,070

		22,794,590

	FINANCIALS—15.2%
562,200	Arthur J. Gallagher & Co.	15,651,648
495,900	Associated Banc-Corp.	15,333,228
15,000	Citigroup, Inc.	704,400
412,670	Federated Investors, Inc.—Class B	11,740,462
297,600	Legg Mason, Inc.	21,087,936
151,000	Merrill Lynch & Co., Inc.	8,143,430
79,903	Nationwide Financial Services, Inc.—Class A	2,830,963

See Notes to Financial Statements.

OLD WESTBURY MID CAP EQUITY FUND

PORTFOLIO OF INVESTMENTS

April 30, 2005 (Unaudited) (Continued)

Shares	Security Description	Value
COMMON STOCKS—Continued
	FINANCIALS—Continued
411,300	Protective Life Corp.	$ 15,728,112
506,500	SEI Investments Co.	16,618,265
262,500	South Financial Group, Inc. (The)	6,927,375

		114,765,819

	HEALTH CARE—16.2%
259,000	Affymetrix, Inc. (b)	11,942,490
249,050	C.R. Bard, Inc.	17,724,889
377,000	Celgene Corp. (b)	14,292,070
491,500	Community Health Systems, Inc. (b)	17,915,175
107,500	Cooper Cos., Inc. (The)	7,261,625
343,000	Fisher Scientific International, Inc. (b)	20,367,340
104,800	Invitrogen Corp. (b)	7,678,696
15,000	Medtronic, Inc.	790,500
302,250	Zimmer Holdings, Inc. (b)	24,609,195

		122,581,980

	INDUSTRIALS—21.6%
256,800	Avery-Dennison Corp.	13,443,480
239,200	Dover Corp.	8,697,312
332,020	Expeditors International of Washington, Inc.	16,305,502
503,300	Goodrich Corp.	20,282,990
744,000	Herman Miller, Inc.	21,278,400
671,700	JetBlue Airways Corp. (b)	13,467,585
811,500	Joy Global, Inc.	27,485,504
221,500	Landstar System, Inc. (b)	6,788,975
613,300	Thomas & Betts Corp. (b)	19,085,896
294,200	W.W. Grainger, Inc.	16,266,318

		163,101,962

	INFORMATION TECHNOLOGY—9.3%
16,000	Analog Devices, Inc.	545,760
40,000	Applied Materials, Inc. (b)	594,800

See Notes to Financial Statements.

OLD WESTBURY MID CAP EQUITY FUND

PORTFOLIO OF INVESTMENTS

April 30, 2005 (Unaudited) (Continued)

Shares	Security Description	Value
COMMON STOCKS—Continued
	INFORMATION TECHNOLOGY—Continued
218,500	CDW Corp.	$ 11,949,765
26,000	Cisco Systems, Inc. (b)	449,280
307,700	Cognos, Inc. (b)	11,643,368
508,900	FactSet Research Systems, Inc.	14,127,064
370,000	Fiserv, Inc. (b)	15,651,000
26,600	Intel Corp.	625,632
492,500	Microchip Technology, Inc.	14,026,400
19,500	Microsoft Corp.	493,350
25,000	Oracle Corp. (b)	289,000

		70,395,419

	MATERIALS—6.3%
427,000	Bowater, Inc.	13,873,230
10,000	Ecolab, Inc.	327,100
595,000	Pactiv Corp. (b)	12,756,800
389,800	Vulcan Materials Co.	20,674,992

		47,632,122

	TELECOMMUNICATION SERVICES—1.5%
112,000	Plantronics, Inc.	3,526,880
74,000	Telephone and Data Systems, Inc.	5,712,060
50,000	U.S. Cellular Corp. (b)	2,310,000

		11,548,940

TOTAL COMMON STOCKS (Cost $617,333,344)		704,422,065

INDEX-LINKED TRUST—3.9%
254,500	S&P 400 Mid-Cap Depositary Receipt	29,501,640

TOTAL INDEX-LINKED TRUST (Cost $21,822,733)		29,501,640

See Notes to Financial Statements.

OLD WESTBURY MID CAP EQUITY FUND

PORTFOLIO OF INVESTMENTS

April 30, 2005 (Unaudited) (Concluded)

Shares	Security Description	Value
INVESTMENT COMPANY—2.8%
20,958,400	Federated Trust for U.S. Treasury Obligations	$ 20,958,400

TOTAL INVESTMENT COMPANY (Cost $20,958,400)		20,958,400

TOTAL INVESTMENTS (Cost $660,114,477) (a)—99.8%		754,882,105
OTHER ASSETS IN EXCESS OF LIABILITIES—0.2%		1,231,446

NET ASSETS—100.0%		$756,113,551

(a)	Represents cost for financial reporting and federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$128,063,389
Unrealized depreciation	(33,295,761)

Net unrealized appreciation	$94,767,628

Aggregate cost for federal income tax purposes is substantially the same.

(b)	Non-income producing security.

Portfolio Diversification by Sector

Sector	Percentage of Net Assets
Consumer Discretionary	15.4%
Consumer Staples	4.6
Energy	3.0
Financials	15.2
Health Care	16.2
Industrials	21.6
Information Technology	9.3
Materials	6.3
Telecommunication Services	1.5
Other*	6.9

*	Includes cash and equivalents, pending trades and fund share transactions, interest and dividends receivable and accrued expenses payable.

See Notes to Financial Statements.

OLD WESTBURY GLOBAL SMALL CAP FUND

SUMMARY PORTFOLIO OF INVESTMENTS

April 30, 2005 (Unaudited)

Shares	Security Description	Percentage of Net Assets	Value
COMMON STOCKS:		46.1%
5,324	Aalberts Industries NV (b)	0.1	$ 253,119
5,281	Actelion NV (b)	0.2	564,922
22,250	Amer Sports OYJ (b)	0.1	367,963
1,025	Banque Cantonale Vaudoise (b)	0.1	237,123
4,312	Bekaert SA (b)	0.1	332,345
8,045	Bilfinger Berger AG (b)	0.1	374,776
2,228	Boehler-Uddeholm AG (b)	0.1	287,615
29,395	Buhrmann NV (b)	0.1	261,463
20,763	Capital & Regional Plc (b)	0.1	276,520
1,875	Chr Hansen Holding A/S—Class B (b)	0.1	301,105
4,982	Daejan Holdings (b)	0.1	263,749
31,525	Dairy Crest Group Plc (b)	0.1	262,744
19,916	DCC Plc (b)	0.1	437,904
119,309	DS Smith Plc (b)	0.1	344,419
24,701	Elior (b)	0.1	309,235
13,270	Forth Ports Plc (b)	0.1	323,309
4,445	Groupe Bourbon (b)	0.1	278,057
152,816	Hagemeyer NV (b)	0.1	345,256
108,988	Halma Plc (b)	0.1	303,899
17,525	Homeserve Plc (b)	0.1	290,332
22,672	IAWS Group Plc (b)	0.1	326,792
10,619	Kudelski SA (b)	0.1	350,275
684	Kuoni Reisen Holding AG (b)	0.1	268,108
69,656	London Merchant Securities Plc (b)	0.1	272,997
31,308	Mccarthy & Stone Plc (b)	0.1	326,721
14,237	Mobilcom AG (b)	0.1	284,620
30,590	Motor Oil Hellas Corinth Refineries SA (b)	0.2	487,988
17,780	Northgate Plc (b)	0.1	276,125
92,523	Paladin Resources Plc (b)	0.1	322,201
19,200	Pohjola Group Plc—Class D (b)	0.1	246,682

See Notes to Financial Statements.

OLD WESTBURY GLOBAL SMALL CAP FUND

SUMMARY PORTFOLIO OF INVESTMENTS

April 30, 2005 (Unaudited) (Continued)

Shares	Security Description	Percentage of Net Assets	Value
COMMON STOCKS—Continued
26,600	Rautaruukki Oyj (b)	0.1%	$ 339,940
49,551	Redrow Plc (b)	0.1	326,024
669	Sika AG (b)	0.1	486,745
2,776	Silic (b)	0.1	264,024
1,636	Societe du Louvre (b)	0.1	234,190
54,276	SSL International Plc (b)	0.1	285,193
8,090	Stork NV (b)	0.1	297,010
17,870	Sydbank A/S (b)	0.1	383,314
6,295	Tessenderlo Chemie NV (b)	0.1	257,052
17,900	Uponor Oyj (b)	0.1	355,313
132,351	Versatel Telecom International NV (b)	0.1	303,245
21,734,225	Other Common Stocks	41.8	129,268,365

TOTAL COMMON STOCKS (Cost $149,818,758)			142,378,779

INDEX-LINKED TRUSTS:		8.1
62,400	iShares MSCI Emerging Markets Index Fund	4.0	12,496,848
14,000	iShares MSCI Pacific ex-Japan Index Fund	0.4	1,270,920
30,000	iShares Russell 2000 Growth Index Fund	0.6	1,757,700
81,800	iShares Russell 2000 Index Fund	3.1	9,427,450

TOTAL INDEX-LINKED TRUSTS (Cost $25,929,578)			24,952,918

RIGHTS:		0.0
1,795	Other Rights	0.0	2,383

TOTAL RIGHTS (Cost $0)			2,383

See Notes to Financial Statements.

OLD WESTBURY GLOBAL SMALL CAP FUND

SUMMARY PORTFOLIO OF INVESTMENTS

April 30, 2005 (Unaudited) (Continued)

Shares or Principal Amount	Security Description	Percentage of Net Assets	Value
INVESTMENT COMPANY:		3.8%
11,622,011	Blackrock Temporary Cash Fund	3.8	$ 11,622,011

TOTAL INVESTMENT COMPANY (Cost $11,622,011)			11,622,011

U.S. GOVERNMENT AGENCIES:		41.8
$59,000,000	Federal Home Loan Bank, 2.69%, 05/04/2005	19.1	58,990,796
40,000,000	Fannie Mae, 2.74%, 05/09/2005	13.0	39,978,160
20,000,000	Federal Home Loan Bank, 2.81%, 05/18/2005	6.5	19,975,020
10,000,000	Federal Home Loan Bank, 2.88%, 05/25/2005	3.2	9,982,050

TOTAL U.S. GOVERNMENT AGENCIES (Cost $128,919,265)			128,926,026

TOTAL INVESTMENTS (Cost $316,289,612) (a)		99.8%	307,882,117
OTHER ASSETS IN EXCESS OF LIABILITIES		0.2%	500,892

NET ASSETS		100.0%	$308,383,009

(a)	Represents cost for financial reporting and federal income tax purposes and differs from value by net unrealized depreciation of securities as follows:

Unrealized appreciation	$1,698,138
Unrealized depreciation	(10,105,633)

Net unrealized depreciation	$(8,407,495)

Aggregate cost for federal income tax purposes is substantially the same.

(b)	Non-income producing security.

See Notes to Financial Statements.

OLD WESTBURY GLOBAL SMALL CAP FUND

SUMMARY PORTFOLIO OF INVESTMENTS

April 30, 2005 (Unaudited) (Continued)

Portfolio Diversification by Country

Country	Percentage of Net Assets
Australia	1.0%
Austria	0.4
Belgium	0.3
Canada	1.6
Denmark	0.5
Finland	0.7
France	0.9
Germany	0.9
Greece	0.4
Hong Kong	0.3
Ireland	0.6
Italy	0.5
Japan	6.3
Netherlands	1.0
New Zealand	0.1
Norway	0.1
Portugal	0.0
Singapore	0.3
Spain	0.2
Sweden	0.4
Switzerland	1.1
United Kingdom	3.4
United States	66.9
Other*	12.1

*	Includes cash and equivalents, pending trades and fund share transactions, interest and dividends receivable and accrued expenses payable.

See Notes to Financial Statements.

OLD WESTBURY GLOBAL SMALL CAP FUND

SUMMARY PORTFOLIO OF INVESTMENTS

April 30, 2005 (Unaudited) (Concluded)

Portfolio Diversification by Sector

Sector	Percentage of Net Assets
Consumer Discretionary	8.0%
Consumer Staples	2.4
Energy	2.3
Financials	7.3
Health Care	4.8
Industrials	9.5
Information Technology	7.0
Materials	3.5
Telecommunication Services	0.4
Utilities	0.9
Other*	53.9

*	Includes cash and equivalents (including government agencies), pending trades and fund share transactions, interest and dividends receivable and accrued expenses payable.

This Summary Portfolio of Investments does not reflect the complete portfolio holdings of the Old Westbury Global Small Cap Fund. The complete Portfolio of Investments is available (i) without charge, upon request, by calling (800) 607-2200; and (ii) on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

See Notes to Financial Statements.

OLD WESTBURY INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS

April 30, 2005 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS—95.9%
	FINLAND—0.3%
	MATERIALS—0.3%
199,183	UPM-Kymmene Oyj	$ 3,966,290

	FRANCE—8.7%
	CONSUMER DISCRETIONARY—2.0%
171,297	Accor SA	7,840,123
587,030	Vivendi Universal SA (b)	17,566,124

		25,406,247

	ENERGY—1.2%
64,303	Total Fina Elf SA	14,301,272

	FINANCIALS—1.4%
252,478	BNP Paribas SA	16,663,465

	HEALTH CARE—0.4%
48,703	Sanofi-Aventis SA	4,313,462

	INDUSTRIALS—1.8%
195,999	LVMH Moet Hennessy Louis Vuitton SA	13,855,742
177,494	Valeo SA	7,765,953

		21,621,695

	MATERIALS—1.9%
65,610	L’Air Liquide SA	11,738,268
125,386	Lafarge SA	11,411,815

		23,150,083

		105,456,224

	GERMANY—8.5%
	FINANCIALS—4.2%
130,355	Allianz AG	15,718,568
585,675	Commerzbank AG	12,823,024
282,200	Deutsche Bank AG	23,005,684

		51,547,276

See Notes to Financial Statements.

OLD WESTBURY INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS

April 30, 2005 (Unaudited) (Continued)

Shares	Security Description	Value
COMMON STOCKS—Continued
GERMANY—Continued
	HEALTH CARE —0.6%
89,862	Fresenius Medical Care AG	$ 7,164,538

	INDUSTRIALS—1.6%
256,560	Siemens AG	18,909,046

	INFORMATION TECHNOLOGY—1.0%
78,036	SAP AG	12,314,373

	TELECOMMUNICATION SERVICES—1.1%
731,225	Deutsche Telekom AG	13,839,124

		103,774,357

	HONG KONG—10.9%
	INDUSTRIALS—8.1%
19,154,992	China Resources Enterprises Ltd.	26,914,840
9,127,907	Citic Pacific Ltd.	27,463,827
3,406,043	Hutchison Whampoa Ltd.	30,419,303
48,416,598	Sinotrans Ltd.—Class H	14,315,860

		99,113,830

	INFORMATION TECHNOLOGY—1.0%
60,704,431	Semiconductor Manufacturing International Corp. (b)	11,738,700

	TELECOMMUNICATION SERVICES—1.8%
6,308,185	China Mobile (Hong Kong) Ltd.	22,124,314

		132,976,844

	ITALY—1.4%
	CONSUMER DISCRETIONARY—0.7%
652,470	Mediaset SpA	8,474,276

	ENERGY—0.7%
325,634	Eni SpA	8,189,498

		16,663,774

See Notes to Financial Statements.

OLD WESTBURY INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS

April 30, 2005 (Unaudited) (Continued)

Shares	Security Description	Value
COMMON STOCKS—Continued
	JAPAN—29.4%
	CONSUMER DISCRETIONARY—0.8%
172,244	Sega Sammy Holdings, Inc.	$ 10,094,374

	FINANCIALS—9.6%
2,609	Mitsubishi Tokyo Financial Group, Inc.	22,554,307
2,533	Mizuho Financial Group, Inc.	11,894,099
1,201,398	Nomura Holdings, Inc.	15,287,223
3,100	NTT Urban Development Corp.	13,925,789
5,440,937	Resona Holdings, Inc. (b)	10,268,599
459	Sapporo Hokuyo Holdings, Inc.	3,388,926
1,144,762	Sompo Japan Insurance, Inc.	11,099,404
1,368,502	Sumitomo Realty & Development Co. Ltd.	15,573,738
191,451	Takefuji Corp.	12,129,753

		116,121,838

	HEALTH CARE—2.0%
693,365	Shionogi & Co., Ltd.	9,637,768
296,854	Takeda Pharmaceutical Co. Ltd.	14,449,146

		24,086,914

	INDUSTRIALS—9.7%
529,524	Aeon Co., Ltd.	8,207,646
2,213,791	Amada Co. Ltd.	13,683,163
264,323	Honda Motor Co. Ltd.	12,723,168
1,353,623	Keio Electric Railway Co. Ltd.	7,634,198
1,805,320	Nippon Express Co., Ltd.	8,745,731
645,759	Ricoh Co., Ltd.	10,277,107
81,512	SMC Corp.	8,564,132
1,863,445	Sumitomo Corp.	15,793,766
2,525,243	Taisei Corp.	8,832,837
656,002	Toyota Motor Corp.	23,807,898

		118,269,646

See Notes to Financial Statements.

OLD WESTBURY INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS

April 30, 2005 (Unaudited) (Continued)

Shares	Security Description	Value
COMMON STOCKS—Continued
	INFORMATION TECHNOLOGY—4.1%
2,037,986	NEC Corp.	$ 11,205,286
250,170	Nitto Denko Corp.	13,645,249
100,931	Nomura Research Institute, Ltd.	9,611,758
719,934	Sumitomo Electric Industries Ltd.	7,489,954
162,025	Tokyo Electron Ltd.	8,325,379

		50,277,626

	MATERIALS—2.0%
714,467	Hitachi Construction Machinery Co. Ltd.	9,186,430
5,866,601	Nippon Steel Corp.	14,866,159

		24,052,589

	TELECOMMUNICATION SERVICES—1.2%
666	Jupiter Telecommunications Co., Ltd. (b)	530,487
8,895	NTT DoCoMo, Inc.	13,776,104

		14,306,591

		357,209,578

	NETHERLANDS—5.4%
	ENERGY—1.5%
304,339	Royal Dutch Petroleum Co.	17,763,044

	FINANCIALS—2.2%
429,053	ABN Amro Holding NV	10,405,104
640,815	ING Groep—NV CVA	17,659,640

		28,064,744

	INDUSTRIALS—0.4%
68,668	Unilever NV CVA	4,420,036

	INFORMATION TECHNOLOGY—1.3%
622,523	Philips Electronics NV	15,444,734

		65,692,558

See Notes to Financial Statements.

OLD WESTBURY INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS

April 30, 2005 (Unaudited) (Continued)

Shares	Security Description	Value
COMMON STOCKS—Continued
	NORWAY—1.0%
	TELECOMMUNICATION SERVICES—1.0%
1,456,538	Telenor ASA	$ 12,156,272

	SINGAPORE—1.8%
	FINANCIALS—1.8%
5,125,859	City Developments Ltd.	21,625,844

	SPAIN—2.5%
	FINANCIALS—1.0%
769,635	Banco Bilbao Vizcaya Argentaria SA	11,921,620

	TELECOMMUNICATION SERVICES—1.5%
1,056,511	Telefonica SA	17,961,824

		29,883,444

	SWEDEN—0.7%
	INDUSTRIALS—0.7%
228,148	Sandvik AB	8,930,892

	SWITZERLAND—6.7%
	FINANCIALS—1.3%
365,081	Credit Suisse Group	15,363,738

	HEALTH CARE—3.4%
483,114	Novartis AG—Registered	23,515,551
152,802	Roche Holding AG—Genusschein	18,487,774

		42,003,325

	INDUSTRIALS—1.0%
256,408	Adecco SA	12,402,224

	MATERIALS—1.0%
116,160	Syngenta AG (b)	12,034,737

		81,804,024

See Notes to Financial Statements.

OLD WESTBURY INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS

April 30, 2005 (Unaudited) (Continued)

Shares	Security Description	Value
COMMON STOCKS—Continued
	UNITED KINGDOM—18.6%
	CONSUMER DISCRETIONARY—0.4%
700,661	WH Smith Plc	$ 4,555,481

	CONSUMER STAPLES—1.2%
792,214	British American Tobacco Plc	14,858,622

	ENERGY—2.6%
1,598,799	BP Plc	16,303,021
35,608	Cairn Energy Plc (b)	787,589
1,373,150	National Grid Transco Plc	13,508,780
367,704	Paladin Resources Plc	1,280,489

		31,879,879

	FINANCIALS—6.7%
801,900	Barclays Plc	8,275,049
759,189	Britannic Group Plc	6,561,365
1,558,576	HSBC Holdings Plc	24,932,453
2,384,858	Prudential Plc	21,505,644
636,513	Royal Bank of Scotland Group Plc (The)	19,226,474

		80,500,985

	HEALTH CARE—2.0%
979,451	GlaxoSmithKline Plc	24,751,869

	INDUSTRIALS—2.6%
1,716,903	Kingfisher Plc	8,106,394
2,381,314	Tesco Plc	14,067,725
489,000	Wolseley Plc	9,833,595

		32,007,714

	MATERIALS—1.2%
6,649,406	Corus Group Plc (b)	5,527,522
1,975,347	Imperial Chemical Industries Plc	9,574,051

		15,101,573

See Notes to Financial Statements.

OLD WESTBURY INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS

April 30, 2005 (Unaudited) (Continued)

Shares	Security Description	Value
COMMON STOCKS—Continued
UNITED KINGDOM—Continued
	TELECOMMUNICATION SERVICES—1.9%
8,632,413	Vodafone Group Plc	$ 22,575,902

		226,232,025

TOTAL COMMON STOCKS (Cost $1,050,667,300)		1,166,372,126

INVESTMENT COMPANY—2.7%
32,389,400	Federated Trust for U.S. Treasury Obligations	32,389,400

TOTAL INVESTMENT COMPANY (Cost $32,389,400)		32,389,400

TOTAL INVESTMENTS (Cost $1,083,056,700) (a)—98.6%		1,198,761,526
OTHER ASSETS IN EXCESS OF LIABILITIES—1.4%		16,705,677

NET ASSETS—100.0%		$1,215,467,203

(a)	Represents cost for financial reporting and federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$152,675,263
Unrealized depreciation	(36,970,437)

Net unrealized appreciation	$115,704,826

Aggregate cost for federal income tax purposes is substantially the same.

(b)	Non-income producing security.

See Notes to Financial Statements.

OLD WESTBURY INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS

April 30, 2005 (Unaudited) (Concluded)

Portfolio Diversification by Country

Sector	Percentage of Net Assets
Finland	0.3%
France	8.7
Germany	8.5
Hong Kong	10.9
Italy	1.4
Japan	29.4
Netherlands	5.4
Norway	1.0
Singapore	1.8
Spain	2.5
Sweden	0.7
Switzerland	6.7
United Kingdom	18.6
Other*	4.1

*	Includes cash and equivalents, pending trades and fund share transactions, interest and dividends receivable and accrued expenses payable.

See Notes to Financial Statements.

OLD WESTBURY FIXED INCOME FUND

PORTFOLIO OF INVESTMENTS

April 30, 2005 (Unaudited)

Principal Amount	Security Description	Value
U.S. GOVERNMENT AGENCIES—59.7%
	FANNIE MAE—19.6%
$4,100,000	2.73%, 05/23/2005	$ 4,093,280
8,300,000	2.82%, 06/01/2005	8,280,079
400,000	5.75%, 06/15/2005	401,210
1,588	8.00%, 09/01/2006	1,618
2,000,000	7.25%, 01/15/2010, Series B	2,254,444
28,361	7.50%, 08/01/2025, Pool #250322	30,507

		15,061,138

	FEDERAL AGRICULTURAL MORTGAGE CORP.—0.7%
500,000	5.90%, 03/03/2009, MTN	530,932

	FEDERAL FARM CREDIT BANK—0.4%
305,000	2.13%, 08/15/2005	304,110

	FEDERAL HOME LOAN BANKS—29.9%
600,000	4.13%, 05/13/2005, Series GJ05	600,169
650,000	7.25%, 05/13/2005	650,815
500,000	2.80%, 06/09/2005	498,480
1,600,000	2.84%, 06/17/2005	1,594,112
4,095,000	3.00%, 08/15/2005, Series YH05	4,093,140
500,000	3.25%, 08/15/2005, Series 322	500,125
700,000	4.88%, 08/15/2005, Series KR05	703,540
900,000	1.50%, 08/19/2005, Series 449	895,629
230,000	2.13%, 09/07/2005	229,190
850,000	5.38%, 02/15/2006, Series 2E06	861,610
1,550,000	4.75%, 05/15/2006, Series 6F06	1,566,825
2,450,000	5.38%, 05/15/2006	2,492,020
395,000	5.25%, 08/15/2006	402,415
4,495,000	4.88%, 11/15/2006, Series TV06	4,565,009
500,000	6.50%, 11/15/2006, Series TD06	519,948
1,100,000	4.88%, 02/15/2007, Series 2807	1,117,589

See Notes to Financial Statements.

OLD WESTBURY FIXED INCOME FUND

PORTFOLIO OF INVESTMENTS

April 30, 2005 (Unaudited) (Continued)

Principal Amount	Security Description	Value
U.S. GOVERNMENT AGENCIES—Continued
	FEDERAL HOME LOAN BANKS—Continued
$ 700,000	4.88%, 05/15/2007, Series IH07	$ 712,605
1,000,000	6.63%, 11/15/2010, Series ID10	1,110,218

		23,113,439

	FREDDIE MAC—7.8%
669	7.50%, 05/01/2005, Pool #140094	671
4,400,000	2.83%, 05/25/2005	4,392,102
1,575,000	2.88%, 09/15/2005	1,573,408

		5,966,181

	GOVERNMENT NATIONAL MORTGAGE ASSOC.—0.4%
268,189	8.50%, 10/15/2017, Pool #780291	291,801
571	9.00%, 02/15/2020, Pool #285639	627

		292,428

	PRIVATE EXPORT FUNDING—0.9%
380,000	6.62%, 10/01/2005, Series WW	385,345
300,000	5.34%, 03/15/2006, Series M	304,452

		689,797

TOTAL U.S. GOVERNMENT AGENCIES (Cost $45,759,080)		45,958,025

U.S. GOVERNMENT SECURITIES—32.7%
	U.S. TREASURY BONDS—17.5%
6,000,000	6.00%, 02/15/2026	7,099,452
5,855,000	5.25%, 02/15/2029	6,394,070

		13,493,522

See Notes to Financial Statements.

OLD WESTBURY FIXED INCOME FUND

PORTFOLIO OF INVESTMENTS

April 30, 2005 (Unaudited) (Continued)

Principal Amount	Security Description	Value
U.S. GOVERNMENT SECURITIES—Continued
	U.S. TREASURY NOTES—15.2%
$1,025,000	5.75%, 11/15/2005	$ 1,038,733
500,000	6.88%, 05/15/2006	517,442
2,300,000	7.00%, 07/15/2006	2,394,426
925,000	6.50%, 10/15/2006	963,482
1,900,000	6.13%, 08/15/2007	2,002,125
2,250,000	4.75%, 11/15/2008	2,321,014
1,000,000	4.25%, 01/15/2010 (b)	1,304,053
500,000	5.75%, 08/15/2010	543,321
500,000	3.00%, 07/15/2012 (b)	593,270

		11,677,866

TOTAL U.S. GOVERNMENT SECURITIES (Cost $23,330,927)		25,171,388

CORPORATE BONDS—6.0%
	CONSUMER DISCRETIONARY—0.5%
402,021	Wal-Mart Stores, Inc., Series 92A1, 7.49%, 06/21/2007	419,866

	FINANCIALS—1.5%
500,000	General Motors Acceptance Corp., MTN, 6.75%, 01/15/2006	503,701
390,000	John Deere Capital Corp., 5.13%, 10/19/2006	396,519
252,000	Natural Rural Utilities Cooperative Finance Corp., 5.75%, 11/01/2008	263,231

		1,163,451

	HEALTH CARE—0.2%
130,000	Kaiser Foundation Hospital, 9.55%, 07/15/2005	131,547

See Notes to Financial Statements.

OLD WESTBURY FIXED INCOME FUND

PORTFOLIO OF INVESTMENTS

April 30, 2005 (Unaudited) (Continued)

Shares or Principal Amount	Security Description	Value
CORPORATE BONDS—Continued
	INDUSTRIALS—1.2%
$ 931,205	3M Employee Stock Ownership Plan Trust*, 5.62%, 07/15/2009	$ 956,646

	MATERIALS—2.6%
1,950,000	Union Carbide Corp., 6.79%, 06/01/2025, (put 06/01/2005)	1,950,000

TOTAL CORPORATE BONDS (Cost $4,591,067)		4,621,510

MUNICIPAL BONDS—0.5%
	NEW YORK—0.0%
25,000	New York State Dormitory Authority Revenue Bonds, Taxable, Series B, 2.60%, 12/15/2007	24,121

	TEXAS—0.5%
320,000	Texas State GO, Taxable, 6.15%, 12/01/2006	326,918

TOTAL MUNICIPAL BONDS (Cost $337,421)		351,039

INVESTMENT COMPANY—0.2%
135,100	SEI Daily Income Government II Fund	135,100

TOTAL INVESTMENT COMPANY (Cost $135,100)		135,100

TOTAL INVESTMENTS (Cost $74,153,595) (a)—99.1%		76,237,062
OTHER ASSETS IN EXCESS OF LIABILITIES—0.9%		692,000

NET ASSETS—100.0%		$76,929,062

See Notes to Financial Statements.

OLD WESTBURY FIXED INCOME FUND

PORTFOLIO OF INVESTMENTS

April 30, 2005 (Unaudited) (Concluded)

(a)	Represents cost for financial reporting and federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$2,303,682
Unrealized depreciation	(220,215)

Net unrealized appreciation	$2,083,467

Aggregate cost for federal income tax purposes is substantially the same.

(b)	Inflation protected security.

*	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. These securities have been determined to be liquid in accordance with procedures adopted by the Fund’s Board.

GO—General Obligations

MTN—Medium Term Note

Portfolio Asset Allocation

Sector	Percentage of Net Assets
U.S. Government & Agency Securities	92.4%
Corporate Bonds	6.0
Municipal Bonds	0.5
Other*	1.1

*	Includes cash and equivalents, pending trades and fund share transactions, interest and dividends receivable and accrued expenses payable.

See Notes to Financial Statements.

OLD WESTBURY MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS

April 30, 2005 (Unaudited)

Shares or Principal Amount	Security Description	Value
MUNICIPAL BONDS—99.0%
	ALABAMA—0.6%
$ 110,000	Alabama State Public School & College Revenue Bonds, Series C, 5.00%, 05/01/2013, (FSA)	$ 119,109
400,000	Alabama Water Pollution Control Authority Revenue Bonds, 5.50%, 08/15/2014, (AMBAC)	441,516

		560,625

	ARIZONA—1.0%
800,000	Arizona State Transportation Board Grant Anticipation Revenue Bonds, Series A, 5.00%, 07/01/2014	886,680

	ARKANSAS—0.2%
200,000	Beaver Water District, Benton & Washington County Revenue Bonds, 3.00%, 11/15/2006, (AMBAC)	200,684

	CALIFORNIA—8.0%
1,000,000	Alameda County Joint Powers Authority Lease Revenue Bonds, Series A, 2.33%, 12/01/2034, (XLCA)*	1,000,000
1,155,000	Alameda GO, 5.00%, 08/01/2033, (MBIA)	1,215,152
2,500,000	California State GO, 5.00%, 02/01/2029	2,621,974
785,000	Capistrano Unified School District Community Facilities Special Tax, 5.00%, 09/01/2018, (FGIC)	852,903
500,000	Los Altos School District GO, Series B, 5.00%, 08/01/2017	532,745
100,000	Los Angeles Unified School District GO, Series A-1, 5.00%, 07/01/2017	109,123
200,000	Napa Valley Unified School District GO, 5.00%, 08/01/2017, (MBIA)	216,688

See Notes to Financial Statements.

OLD WESTBURY MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS

April 30, 2005 (Unaudited) (Continued)

Shares or Principal Amount	Security Description	Value
MUNICIPAL BONDS—Continued
	CALIFORNIA—Continued
$ 500,000	San Jose Unified School District GO, Santa Clara County, Series A, 5.25%, 08/01/2016, (FSA)	$ 556,250
150,000	Vista Unified School District GO, 5.00%, 08/01/2017, (FSA)	165,011

		7,269,846

	COLORADO—2.5%
1,000,000	Colorado Health Facilities Authority Revenue Bonds, Series A, 2.90%, 05/15/2030, (FSA)*	1,000,000
430,000	Colorado Water Reserve & Power Development Revenue Bonds, Series C, 5.00%, 09/01/2015, (MBIA)	473,370
200,000	Denver City & County Medical Facilities GO, Series B, 4.25%, 08/01/2017, (MBIA)	204,034
485,000	Longmont Sales & Use Tax Revenue Bonds, 5.63%, 11/15/2017	538,985

		2,216,389

	CONNECTICUT—1.9%
1,200,000	Connecticut State GO, Series B, 2.50%, 12/01/2007, (MBIA)*	1,200,000
500,000	Torrington GO, 4.88%, 09/15/2005, (FGIC)	504,215

		1,704,215

	FLORIDA—7.0%
200,000	Clearwater Housing Authority Revenue Bonds, 4.95%, 06/01/2007, (FSA)	206,984
500,000	Florida State Department Transportation Turnpike Revenue Bond, Series A, 5.00%, 07/01/2029	528,535

See Notes to Financial Statements.

OLD WESTBURY MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS

April 30, 2005 (Unaudited) (Continued)

Shares or Principal Amount	Security Description	Value
MUNICIPAL BONDS—Continued
	FLORIDA—Continued
$ 250,000	Florida State Division of Bond Finance Department General Services Revenue Bonds, Series A, 5.38%, 07/01/2010, (FGIC)	$ 273,105
2,000,000	Hillsborough County School District Sales Tax Revenue Bonds, 5.00%, 10/01/2016, (AMBAC)	2,215,560
450,000	Jacksonville Transportation Revenue Bond, 2.70%, 10/01/2020, (XLCA)*	450,000
1,100,000	Jacksonville Transportation Revenue Bond, Series A, 2.70%, 10/01/2032, (XLCA)*	1,100,000
1,000,000	Miami-Dade County School Board, Series B, 2.65%, 08/01/2027, (AMBAC)*	1,000,000
400,000	Miami-Dade County Water & Sewer Revenue Bonds, 4.00%, 10/01/2005, (MBIA)	402,296
150,000	Port Orange Water & Sewer Revenue Bonds, 5.00%, 10/01/2016, (AMBAC)	163,775

		6,340,255

	ILLINOIS—9.6%
400,000	Chicago Board of Education, Chicago School Reformatory GO, 6.75%, 12/01/2008, (AMBAC)	450,336
1,000,000	Chicago Board of Education, Series B-1, 2.70%, 03/01/2032, (CIFG)*	999,999
315,000	Chicago GO, Series B, 5.00%, 01/01/2011, (AMBAC)	342,251
225,000	Chicago Neighborhoods Alive 21 Program GO, Series A, 5.88%, 01/01/2019, (FGIC)	256,462
575,000	Cook County GO, Series A, 5.00%, 11/15/2022, (FGIC)	606,728

See Notes to Financial Statements.

OLD WESTBURY MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS

April 30, 2005 (Unaudited) (Continued)

Shares or Principal Amount	Security Description	Value
MUNICIPAL BONDS—Continued
	ILLINOIS—Continued
$115,000	Cook County School District No. 100 Berwyn South GO, Series D, 3.25%, 12/01/2007, (FSA)	$ 115,905
155,000	Cook County School District No. 100 Berwyn South GO, Series D, 4.00%, 12/01/2011, (FSA)	160,805
150,000	Cook County School District No. 100 Berwyn South GO, Series D, 5.00%, 12/01/2012, (FSA)	165,063
285,000	Cook County School District No. 100 Berwyn South GO, Series D, 5.00%, 12/01/2013, (FSA)	315,313
150,000	Cook County School District No. 153 Homewood GO, Series A, 5.00%, 12/01/2009	161,933
150,000	Du Page County Community Unit School District No. 202 Lisle GO, 5.55%, 12/30/2017, (FSA)	165,540
100,000	Du Page County High School District No. 087 Glenbard Township GO, Series A, 4.50%, 12/01/2005	101,024
260,000	Freeport Sewer System Improvements GO, 5.55%, 12/01/2014, (AMBAC)	293,998
100,000	Gail Borden Public Library District GO, 4.63%, 12/15/2008, (FGIC)	105,488
500,000	Illinois State GO, First Series, 5.50%, 08/01/2015	548,234
400,000	Illinois State Sales Tax Revenue Bonds, Series Z, 5.00%, 06/15/2012	430,724
210,000	Kane County Community Unit School District No. 304 Geneva GO, 6.10%, 06/01/2006, (FGIC)	217,373
80,000	Northern Illinois University Auxiliary Facilities Systems Revenue Bonds, 5.50%, 04/01/2013, (AMBAC)	87,229

See Notes to Financial Statements.

OLD WESTBURY MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS

April 30, 2005 (Unaudited) (Continued)

Shares or Principal Amount	Security Description	Value
MUNICIPAL BONDS—Continued
	ILLINOIS—Continued
$ 100,000	Piatt, Champaign & De Witt Counties Community School District No. 025 GO, Series B, 4.60%, 10/01/2012, (MBIA)	$ 107,256
100,000	Rockford GO, Series A, 5.38%, 12/15/2013, (FSA)	109,995
2,000,000	Rosemont GO, Series A, 5.00%, 12/01/2019, (FGIC)	2,139,419
360,000	University of Illinois Certificates of Participation, U I-Intergrate Project, 5.00%, 10/01/2014, (AMBAC)	393,894
250,000	Will County, School District No. 122 GO, Series B, 5.20%, 11/01/2016, (FGIC)	270,415

		8,545,384

	INDIANA—9.3%
150,000	Avon Two Thousand School Building Corp., First Mortgage Revenue Bonds, 5.00%, 07/15/2006, (FGIC)	153,924
100,000	East Allen Multiple School Building Corp., First Mortgage Revenue Bonds, 5.05%, 07/15/2005, (FSA)	100,523
315,000	East Allen Multiple School Building Corp., First Mortgage Revenue Bonds, 5.00%, 07/10/2014, (FSA)	338,694
115,000	East Allen Multiple School Building Corp., First Mortgage Revenue Bonds, 5.13%, 07/10/2015, (FSA)	123,911
460,000	Franklin Community Multiple School Building Corp., First Mortgage Revenue Bonds, 5.13%, 07/15/2012, (FSA)	503,714

See Notes to Financial Statements.

OLD WESTBURY MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS

April 30, 2005 (Unaudited) (Continued)

Shares or Principal Amount	Security Description	Value
MUNICIPAL BONDS—Continued
	INDIANA—Continued
$ 75,000	Franklin Township School Building Corp., Marion County, First Mortgage Revenue Bonds, 5.75%, 07/15/2010	$ 84,278
605,000	Hammond Independent School Building Corp., First Mortgage Revenue Bonds, 5.00%, 07/15/2023, (MBIA)	645,178
175,000	Huntington Countywide School Building Corp. II, First Mortgage Revenue Bonds, 5.38%, 07/15/2016, (MBIA)	193,713
485,000	Indiana Bond Bank, Special Program-South Bend Revenue Bonds, Series E, 5.00%, 09/01/2016, (MBIA)	519,639
250,000	Indiana Bond Bank, Special Project Revenue Bonds, Series A, 6.25%, 02/01/2011, (AMBAC)	285,123
1,000,000	Indiana Health Facilities Finance Authority Revenue Bonds, Series E-4, 2.70%, 11/15/2036, (AMBAC)*	999,999
275,000	Indianapolis-Marion County Public Library GO, Series A, 4.60%, 07/01/2018	286,025
145,000	Lebanon Middle School Building Corp., First Mortgage Revenue Bonds, 5.05%, 07/15/2011, (FSA)	157,825
400,000	Marion County Convention & Recreational Facilities Authority Excise Tax Revenue Bonds, Series A, 5.50%, 06/01/2013, (MBIA)	444,352
700,000	Mount Vernon of Hancock County Multiple School Building Corp., First Mortgage Revenue Bonds, Series A, 5.25%, 01/15/2014, (State Aid Withholding)	757,141
170,000	Noblesville Elementary Intermediate School Building Corp., First Mortgage GO, 5.30%, 07/15/2009, (FSA)	184,955

See Notes to Financial Statements.

OLD WESTBURY MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS

April 30, 2005 (Unaudited) (Continued)

Shares or Principal Amount	Security Description	Value
MUNICIPAL BONDS—Continued
	INDIANA—Continued
$205,000	Noblesville Elementary Intermediate School Building Corp., First Mortgage GO, 5.50%, 07/15/2012, (FSA)	$ 227,862
500,000	Noblesville Industrial Redevelopment Authority, Economic Development Revenue Bonds, 5.00%, 07/15/2016, (AMBAC)	539,335
460,000	Noblesville Southeastern Public Library Building Corp., First Mortgage Revenue Bonds, 5.00%, 07/15/2014, (FGIC)	504,312
130,000	Noblesville West School Building Corp., First Mortgage Revenue Bonds, 4.65%, 07/05/2005, (State Aid Withholding)	130,412
160,000	Northern Wells Community School Building Corp., First Mortgage Revenue Bonds, 5.00%, 01/15/2016, (FGIC)	171,774
370,000	Northern Wells Community School Building Corp., First Mortgage Revenue Bonds, 5.00%, 07/15/2016, (FGIC)	397,228
500,000	Westfield Independent Multi-School Building Corp. First Mortgage Revenue Bonds, Series A, 5.00%, 07/15/2023, (FSA)	531,155
135,000	Westfield-Washington Elementary Building Corp., First Mortgage Revenue Bonds, 4.75%, 01/15/2011, (FGIC)	145,157

		8,426,229

	IOWA—0.3%
250,000	Iowa City Packaging Facilities Revenue Bonds, 5.88%, 07/01/2015, (MBIA)	277,273

See Notes to Financial Statements.

OLD WESTBURY MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS

April 30, 2005 (Unaudited) (Continued)

Shares or Principal Amount	Security Description	Value
MUNICIPAL BONDS—Continued
	KANSAS—2.8%
$ 975,000	Johnson County Water District No. 001 Water Revenue Bonds, 5.00%, 12/01/2013	$ 1,063,793
1,310,000	Wyandotte County Unified School District No. 202 GO, Series A, 5.25%, 09/01/2015, (AMBAC)	1,481,663

		2,545,456

	KENTUCKY—0.1%
120,000	Hopkins County Detention Facility Project GO, 5.63%, 02/01/2016, (FGIC)	132,840

	MAINE—0.3%
250,000	Maine Municipal Bond Bank Revenue Bonds, Series B, 5.25%, 11/01/2015	274,753

	MASSACHUSETTS—2.2%
260,000	Lawrence GO, 4.63%, 03/15/2014, (MBIA-State Aid Withholding)	277,183
500,000	Massachusetts State Consolidation Loan GO, Series D, 5.50%, 11/01/2015	572,980
1,000,000	Massachusetts State Special Obligation Consolidation Loan Revenue Bonds, Series A, 5.50%, 06/01/2016, (FGIC)	1,155,420

		2,005,583

	MICHIGAN—7.4%
130,000	Central Montcalm Public Schools GO, 5.35%, 05/01/2011, (MBIA Q-SBLF)	141,668
275,000	Clarkston Community Schools GO, 5.00%, 05/01/2015, (Q-SBLF)	298,746
250,000	Detroit Water Supply System Revenue Bonds, Senior Lien, Series A, 5.00%, 07/01/2013, (FGIC)	270,170

See Notes to Financial Statements.

OLD WESTBURY MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS

April 30, 2005 (Unaudited) (Continued)

Shares or Principal Amount	Security Description	Value
MUNICIPAL BONDS—Continued
	MICHIGAN—Continued
$ 240,000	Dundee Community School District School Building & Site GO, 5.38%, 05/01/2014, (Q-SBLF)	$ 265,421
250,000	Dundee Community School District School Building & Site GO, 5.38%, 05/01/2019, (Q-SBLF)	276,480
325,000	East Lansing School District School Building & Site GO, 5.35%, 05/01/2016, (Q-SBLF)	359,050
150,000	Galesburg-Augusta Community Schools GO, 5.38%, 05/01/2014, (Q-SBLF)	163,496
275,000	Gibraltar School District Judgement Bonds GO, 5.00%, 05/01/2007, (MBIA)	286,369
500,000	Livonia Public School District Building & Site GO, 5.63%, 05/01/2014, (FGIC)	558,705
750,000	Michigan State Trunk Line Revenue Bonds, Series A, 5.25%, 11/01/2013	842,768
245,000	Portage Public School Building & Site GO, 5.00%, 05/01/2014, (FSA)	266,349
150,000	St. John’s Public Schools GO, 5.00%, 05/01/2013, (FGIC Q-SBLF)	158,391
1,740,000	Stockbridge Community Schools GO, 5.00%, 05/01/2021, (FSA Q-SBLF)	1,857,031
150,000	Van Buren County GO, 5.00%, 05/01/2015, (AMBAC)	160,205
375,000	Warren Transportation Fund GO, 5.00%, 06/01/2016	397,181
400,000	Zeeland Public Schools GO, 5.00%, 05/01/2020, (Q-SBLF)	421,776

		6,723,806

See Notes to Financial Statements.

OLD WESTBURY MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS

April 30, 2005 (Unaudited) (Continued)

Shares or Principal Amount	Security Description	Value
MUNICIPAL BONDS—Continued
	MINNESOTA—0.6%
$ 500,000	Minnesota Public Facilities Authority Water Pollution Control Revenue Bonds, Series A, 5.13%, 03/01/2013	$ 539,045

	MISSOURI—1.1%
1,000,000	Missouri State Health & Educational Facitlities Authority Revenue Bonds, Series B, 2.47%, 06/01/2020,*	1,000,000

	NEBRASKA—0.2%
185,000	Douglas County School District No. 054 Ralston Public School GO, 4.60%, 12/15/2012, (FSA)	196,698

	NEVADA—2.3%
1,000,000	Nevada State GO, Series C, 5.00%, 07/01/2005	1,003,680
500,000	Washoe County GO, 5.00%, 06/01/2017, (MBIA)	514,950
525,000	Washoe County School District GO, 5.13%, 06/01/2011, (FGIC)	563,645

		2,082,275

	NEW JERSEY—7.2%
185,000	Evesham Municipal Utilities Authority Revenue Bonds, Series A, 4.00%, 07/01/2013, (AMBAC)	190,569
200,000	Freehold Regional High School District GO, 5.00%, 03/01/2018, (FGIC)	223,528
495,000	Gloucester County Authority Lease Revenue Bonds, Series A, 5.00%, 12/01/2018, (AMBAC)	536,912
105,000	New Jersey State Educational Facilities Authority, Drew University Revenue Bonds, Series C, 4.00%, 07/01/2013, (FGIC)	108,921

See Notes to Financial Statements.

OLD WESTBURY MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS

April 30, 2005 (Unaudited) (Continued)

Shares or Principal Amount	Security Description	Value
MUNICIPAL BONDS—Continued
	NEW JERSEY—Continued
$ 200,000	New Jersey State Transportation Authority Systems Revenue Bonds, Series A, 5.25%, 12/15/2012, (AMBAC)	$ 223,918
670,000	New Jersey State Transportation Authority Systems Revenue Bonds, Series C, 5.38%, 12/15/2007	710,910
1,000,000	New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series B, 5.25%, 12/15/2018	1,103,560
1,000,000	New Jersey State Turnpike Authority Revenue Bonds, Series D-6, 2.40%, 01/01/2024, (FSA)*	1,000,000
1,235,000	Passaic Valley Water Commission, Water Supply Revenue Bonds, 5.00%, 12/15/2018, (FSA)	1,382,952
960,000	Pleasantville School District GO, 5.00%, 02/15/2021, (MBIA)	1,035,408

		6,516,678

	NEW MEXICO—1.2%
1,000,000	New Mexico Finance Authority, State Office Building Tax Revenue Bonds, Series A, 5.00%, 06/01/2015	1,075,190

	NEW YORK—5.5%
1,000,000	Long Island Power Authority Electric System Revenue Bonds, Series H, 2.70%, 05/01/2033, (XLCA)*	1,000,000
1,000,000	New York State Dormitory Authority Revenue Bonds, Series 3-C, 2.50%, 07/01/2028, (FSA)*	1,000,000

See Notes to Financial Statements.

OLD WESTBURY MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS

April 30, 2005 (Unaudited) (Continued)

Shares or Principal Amount	Security Description	Value
MUNICIPAL BONDS—Continued
	NEW YORK—Continued
$1,000,000	New York State Energy Research & Development Authority Pollution Control Revenue Bonds, 2.60%, 08/01/2028, (AMBAC)*	$ 1,000,000
1,000,000	New York State Urban Development Corp. Revenue Bonds, Series B-8, 2.75%, 01/01/2030, (AMBAC)*	1,000,000
100,000	Sherrill School District GO, 5.00%, 06/15/2014, (FGIC-State Aid Withholding)	109,239
100,000	Triborough Bridge & Tunnel Authority Revenue Bonds, Series B, 5.00%, 11/15/2007	105,012
400,000	Webster Central School District GO, 5.00%, 06/15/2014, (FSA—State Aid Withholding)	444,152
300,000	William Floyd Union Free School District, Mastics-Moriches-Shirley GO, 5.00%, 06/15/2012, (MBIA-State Aid Withholding)	330,093

		4,988,496

	NORTH CAROLINA—0.4%
300,000	Brunswick County GO, 5.00%, 05/01/2015, (FGIC)	328,665

	OHIO—1.8%
100,000	Cincinnati GO, 5.00%, 12/01/2012	107,850
300,000	Cincinnati GO, 5.00%, 12/01/2015	323,658
175,000	Clearview Local School District School Improvement GO, 6.65%, 12/01/2017, (School District Credit Program)	227,560
420,000	Lorain City School District, Classroom Facilities Improvement GO, 5.00%, 12/01/2012, (MBIA-School District Credit Program)	463,944

See Notes to Financial Statements.

OLD WESTBURY MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS

April 30, 2005 (Unaudited) (Continued)

Shares or Principal Amount	Security Description	Value
MUNICIPAL BONDS—Continued
	OHIO—Continued
$310,000	Ohio State Parks & Recreation Facilities Revenue Bonds, Series II-A, 5.25%, 02/01/2017, (FSA)	$ 344,959
100,000	Wellston City School District GO, 5.80%, 12/01/2013	116,425

		1,584,396

	OREGON—0.4%
335,000	Oregon State Department of Administrative Services GO, 5.00%, 12/01/2013	366,309

	PENNSYLVANIA—0.1%
115,000	New Castle Area School District GO, 4.40%, 03/01/2011, (MBIA-State Aid Withholding)	121,962

	PUERTO RICO—0.6%
500,000	Puerto Rico Housing Finance Authority, Single Family Revenue Bonds, 5.00%, 12/01/2012, (HUD Loan)	548,435

	RHODE ISLAND—0.6%
500,000	Rhode Island State Economic Development Corp. Department of Transportation Revenue Bonds, Series A, 5.00%, 06/15/2014, (FSA)	547,750

	SOUTH CAROLINA—1.4%
250,000	McCormick County School District GO, 5.00%, 03/01/2012, (SCSDE)	275,290
900,000	Richland County School District No. 001 GO, 4.75%, 03/01/2014, (SCSDE)	981,306

		1,256,596

	TENNESSEE—2.3%
120,000	Kingsport GO, 5.00%, 03/01/2014, (AMBAC)	132,443
340,000	Kingsport GO, 5.00%, 03/01/2015, (AMBAC)	371,600

See Notes to Financial Statements.

OLD WESTBURY MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS

April 30, 2005 (Unaudited) (Continued)

Shares or Principal Amount	Security Description	Value
MUNICIPAL BONDS—Continued
	TENNESSEE—Continued
$ 900,000	Kingsport Water & Sewer GO, Series B, 5.00%, 03/01/2014, (AMBAC)	$ 993,320
585,000	Robertson County GO, 4.50%, 06/01/2014, (MBIA)	622,914

		2,120,277

	TEXAS—9.3%
1,260,000	Aledo Independent School District GO, Series A, 5.00%, 02/15/2020, (PSF-GTD)	1,351,589
110,000	Alief Independent School District GO, 5.00%, 02/15/2013, (PSF-GTD)	118,801
750,000	Allen Independent School District GO, 5.00%, 02/15/2021, (PSF-GTD)	799,875
165,000	Dallas Waterworks & Sewer System Revenue Bonds, Series A, 4.00%, 10/01/2015	167,216
125,000	Donna Independent School District, 5.00%, 02/15/2029, (PSF-GTD)	130,313
120,000	Euless GO, Series A, 5.00%, 02/15/2022, (AMBAC)	127,372
500,000	Fort Worth Independent School District GO, 5.75%, 02/15/2012, (PSF-GTD)	559,135
500,000	Frisco Independent School District School Building GO, Series B, 5.50%, 07/15/2013, (MBIA)	568,410
240,000	Garland GO, 4.50%, 02/15/2019	245,335
470,000	Gregory Portland Independent School District GO, 5.50%, 08/15/2019, (PSF-GTD)	524,534
350,000	Klein Independent School District GO, 5.00%, 08/01/2018, (PSF-GTD)	377,150
255,000	Laredo GO, 5.38%, 08/15/2020, (FGIC)	276,940
220,000	McKinney GO, 5.20%, 08/15/2014, (FGIC)	234,826

See Notes to Financial Statements.

OLD WESTBURY MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS

April 30, 2005 (Unaudited) (Continued)

Shares or Principal Amount	Security Description	Value
MUNICIPAL BONDS—Continued
	TEXAS—Continued
$ 210,000	Montgomery County Municipal Utility District No. 47 Waterworks & Sewer GO, 6.70%, 10/01/2012, (AMBAC)	$ 213,595
250,000	Montgomery County Municipal Utility District No. 47 Waterworks & Sewer GO, 6.13%, 10/01/2015, (AMBAC)	253,700
290,000	New Braunfels Independent School GO, 5.75%, 02/01/2014, (PSF-GTD)	324,037
150,000	San Antonio GO, 5.25%, 08/01/2013	167,280
295,000	San Felipe Del Rio Independent School District GO, 5.38%, 08/15/2016, (PSF-GTD)	327,444
100,000	Texas State Public Finance Authority Park & Wildlife GO, 5.50%, 10/01/2005	101,183
635,000	Texas State Public Finance Authority Park & Wildlife GO, 5.90%, 10/01/2017	709,098
105,000	Waller Independent School District GO, 5.13%, 02/15/2027, (PSF-GTD)	111,273
630,000	Ysleta Independent School District Public Facility Corp. Lease Revenue Bonds, 5.50%, 11/15/2010, (AMBAC)	694,846

		8,383,952

	VIRGINIA—1.3%
1,100,000	Newport News GO, Series C, 5.00%, 05/01/2017	1,210,231

	WASHINGTON—2.7%
400,000	King County School District No. 403 Renton GO, 4.00%, 12/01/2005, (FSA-School Board Guaranty)	403,216
250,000	Snohomish County School District No. 006 Mukilteo GO, 5.35%, 12/01/2015, (School Board Guaranty)	277,375

See Notes to Financial Statements.

OLD WESTBURY MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS

April 30, 2005 (Unaudited) (Continued)

Shares or Principal Amount	Security Description	Value
MUNICIPAL BONDS—Continued
	WASHINGTON—Continued
$500,000	Snohomish County School District No. 015 Edmonds GO, Series A, 5.00%, 12/01/2015, (FSA-School Board Guaranty)	$ 553,215
100,000	Washington State GO, Series A, 4.75%, 07/01/2016	102,699
440,000	Washington State, Motor Vehicle Fuel Tax GO, Series R4B, 5.00%, 07/01/2014, (MBIA)	482,214
575,000	Washington State, Motor Vehicle Fuel Tax GO, Series R4B, 5.00%, 07/01/2015, (MBIA)	624,668

		2,443,387

	WEST VIRGINIA—0.4%
275,000	West Virginia University Revenue Bonds, Series A, 5.50%, 04/01/2017, (MBIA)	316,586

	WISCONSIN—6.4%
135,000	Cedarburg School District GO, Series B, 5.00%, 03/01/2013, (FSA)	148,115
145,000	Cedarburg School District GO, Series B, 5.00%, 03/01/2014, (FSA)	159,087
150,000	Door County GO, Series A, 5.25%, 09/01/2020, (FGIC)	161,333
100,000	Elmbrook School District GO, 3.90%, 04/01/2013	102,187
100,000	Fond Du Lac GO, 4.75%, 03/01/2015, (FGIC)	107,216
200,000	Fond Du Lac GO, 4.75%, 03/01/2016, (FGIC)	213,196
200,000	Fond Du Lac GO, 4.75%, 03/01/2017, (FGIC)	211,966
500,000	Fond Du Lac Promissory Notes GO, 4.40%, 05/01/2011, (FGIC)	522,775
100,000	Ladysmith Hawkins School District GO, 4.60%, 09/01/2014, (FGIC)	106,185

See Notes to Financial Statements.

OLD WESTBURY MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS

April 30, 2005 (Unaudited) (Continued)

Shares or Principal Amount	Security Description	Value
MUNICIPAL BONDS—Continued
	WISCONSIN—Continued
$ 130,000	Menomonee Falls Water Systems Mortgage Revenue Bonds, 4.60%, 12/01/2010, (FSA)	$ 138,675
500,000	Milwaukee GO, Series B6, 5.00%, 10/01/2013	549,240
345,000	Oak Creek-Franklin Joint School District GO, 4.30%, 04/01/2007, (FGIC)	354,091
520,000	Osceola School District School Building GO, Series A, 5.13%, 05/01/2017, (FGIC)	554,990
775,000	Outagamie County GO, 5.50%, 04/01/2014	861,822
220,000	Two Rivers Public School District GO, 5.75%, 03/01/2012, (FSA)	245,199
505,000	Verona Area School District GO, Series A, 5.50%, 10/01/2012, (MBIA)	548,506
435,000	Waterford Graded Joint School District No. 1 GO, 4.75%, 04/01/2017, (FSA)	462,923
135,000	Whitewater GO, 4.38%, 09/01/2008, (FSA)	140,740
150,000	Wisconsin State Clean Water Revenue Bonds, Series 1, 4.60%, 06/01/2013	157,673

		5,745,919

TOTAL MUNICIPAL BONDS (Cost $87,156,057)		89,482,865

INVESTMENT COMPANY—4.5%
4,055,686	SEI Tax-Exempt Trust Money Market Fund	4,055,686

TOTAL INVESTMENT COMPANY (Cost $4,055,686)		4,055,686

TOTAL INVESTMENTS (Cost $91,211,743) (a)—103.5%		93,538,551
LIABILITIES IN EXCESS OF OTHER ASSETS—(3.5)%		(3,183,233)

NET ASSETS—100.0%		$90,355,318

See Notes to Financial Statements.

OLD WESTBURY MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS

April 30, 2005 (Unaudited) (Continued)

(a)	Represents cost for financial reporting and federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$2,417,842
Unrealized depreciation	(91,034)

Net unrealized appreciation	$2,326,808

Aggregate cost for federal income tax purposes is substantially the same.

*	Variable rate security. Rate represents the rate in effect as of April 30, 2005. Maturity reflects final maturity date.

AMBAC—Insured by AMBAC Indemnity Corp

CIFG—CDC IXIS Financial Guaranty

FGIC—Insured by Financial Guaranty Insurance Corp.

FSA—Insured by Financial Security Assurance Inc.

GO—General Obligations

HUD—Insured by Department of Housing & Urban Development

MBIA—Insured by Municipal Bond Insurance Assoc.

PSF-GTD—Permanent School Fund Guarantee

Q-SBLF—Qualified-School Bond Loan Fund

SCSDE—South Carolina State Department of Education

XLCA—XL Capital Insurance

See Notes to Financial Statements.

OLD WESTBURY MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS

April 30, 2005 (Unaudited) (Concluded)

Portfolio Diversification by State	Percentage of Net Assets
Alabama	0.6%
Arizona	1.0
Arkansas	0.2
California	8.0
Colorado	2.5
Connecticut	1.9
Florida	7.0
Illinois	9.6
Indiana	9.3
Iowa	0.3
Kansas	2.8
Kentucky	0.1
Maine	0.3
Massachusetts	2.2
Michigan	7.4
Minnesota	0.6
Missouri	1.1
Nebraska	0.2
Nevada	2.3
New Jersey	7.2
New Mexico	1.2
New York	5.5
North Carolina	0.4
Ohio	1.8
Oregon	0.4
Pennsylvania	0.1
Puerto Rico	0.6
Rhode Island	0.6
South Carolina	1.4
Tennessee	2.3
Texas	9.3
Virginia	1.3
Washington	2.7
West Virginia	0.4
Wisconsin	6.4
Other*	1.0

*	Includes cash and equivalents, pending trades and fund share transactions, interest and dividends receivable and accrued expenses payable.

See Notes to Financial Statements.

OLD WESTBURY REAL RETURN FUND

PORTFOLIO OF INVESTMENTS

April 30, 2005 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS—21.4%
	CONSUMER DISCRETIONARY—0.0%
2,100	Collectors Universe, Inc. (b)	$ 38,178

	CONSUMER STAPLES—2.7%
133,000	Bunge Ltd.	7,554,400
100,000	Smithfield Foods, Inc. (b)	3,026,000

		10,580,400

	ENERGY—6.8%
116,000	BJ Services Co.	5,655,000
97,000	Helmerich & Payne, Inc.	3,728,680
63,000	Murphy Oil Corp.	5,612,670
111,000	Occidental Petroleum Corp.	7,659,000
64,000	Smith International, Inc.	3,723,520

		26,378,870

	FINANCIALS—0.1%
8,000	Town & Country Trust (The)	214,800

	INDUSTRIALS—2.1%
175,000	Chicago Bridge & Iron Co. N.V.—ADR	3,916,500
25,000	Golar LNG Ltd. (b)	296,000
484,200	Graftech International Ltd. (b)	1,844,802
10,000	Maritrans, Inc.	185,000
44,400	Tsakos Energy Navigation Ltd.—ADR	1,700,520

		7,942,822

	MATERIALS—9.7%
650,000	Abitibi-Consolidated, Inc.—ADR	2,756,000
165,800	Caraustar Industries, Inc. (b)	1,482,252
110,000	Freeport-McMoran Copper & Gold, Inc.—Class B	3,812,600
125,800	Georgia Gulf Corp.	4,643,278
1,700	Lihir Gold Ltd.—ADR (b)	27,982
176,000	NOVA Chemicals Corp.	5,714,720

See Notes to Financial Statements.

OLD WESTBURY REAL RETURN FUND

PORTFOLIO OF INVESTMENTS

April 30, 2005 (Unaudited) (Continued)

Shares or Principal Amount	Security Description	Value
COMMON STOCKS—Continued
	MATERIALS—Continued
541,000	Placer Dome, Inc.	$ 7,227,760
147,500	Rock-Tenn Co.—Class A	1,497,125
281,000	Smurfit-Stone Container Corp. (b)	3,683,910
440,000	Vedanta Resources Plc	3,291,603
100,000	Votorantim Celulose e Papel S.A.—ADR	1,099,000
200,000	Wellman, Inc.	2,152,000

		37,388,230

TOTAL COMMON STOCKS (Cost $82,171,155)		82,543,300

U.S. GOVERNMENT SECURITIES—34.2%
	U.S. TREASURY NOTES—34.8%
$ 78,000,000	0.875%, 4/15/2010 (c)	77,896,028
50,000,000	1.875%, 7/15/2013 (c)	53,822,230

TOTAL U.S. GOVERNMENT SECURITIES (Cost $132,065,815)		131,718,258

U.S. GOVERNMENT AGENCIES—22.7%
	FEDERAL HOME LOAN BANKS—23.1%
74,000,000	2.90%, 5/25/2005	73,867,170
13,463,000	2.92%, 7/1/2005	13,397,260

TOTAL U.S. GOVERNMENT AGENCIES (Cost $87,260,375)		87,264,430

CASH SWEEP—98.4%
378,902,700	MMDA Overnight Fund Sweep	378,902,700

TOTAL CASH SWEEP (Cost $378,902,700)		378,902,700

See Notes to Financial Statements.

OLD WESTBURY REAL RETURN FUND

PORTFOLIO OF INVESTMENTS

April 30, 2005 (Unaudited) (Continued)

Shares or Principal Amount	Security Description	Value
TOTAL INVESTMENTS (Cost $680,400,045) (a)—176.7%		$ 680,428,688
LIABILITIES IN EXCESS OF OTHER ASSETS—(76.7)%		(295,329,289)

NET ASSETS—100.0%		$ 385,099,399

(a)	Represents cost for financial reporting and federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$525,330
Unrealized depreciation	(496,687)

Net unrealized appreciation	$28,643

Aggregate cost for federal income tax purposes is substantially the same.

(b)	Non-income producing security.
(c)	Inflation protected security.

ADR—American Depositary Receipt

Swap Agreements

	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones Total Return Index, expiring 06/02/06 (Underlying notional amount at value $37,611,984)	380,000	$(388,016)
Commodity Index Swap Agreement based on the Dow Jones Gold Index, expiring 06/02/06 (Underlying notional amount at value $14,974,200)	150,000	(25,800)
Commodity Index Swap Agreement based on the Dow Jones Wheat Index, expiring 06/02/06 (Underlying notional amount at value $7,320,375)	75,000	(179,625)
Commodity Index Swap Agreement based on the Dow Jones Corn Index, expiring 06/02/06 (Underlying notional amount at value $7,482,450)	75,000	(17,550)

		$(610,991)

See Notes to Financial Statements.

OLD WESTBURY REAL RETURN FUND

PORTFOLIO OF INVESTMENTS

April 30, 2005 (Unaudited) (Concluded)

Portfolio Diversification by Sector

Sector	Percentage of Net Assets
Consumer Discretionary	0.0%
Consumer Staples	2.7
Energy	6.8
Financials	0.1
Industrials	2.1
Materials	9.7
U.S. Government & Agency Securities	56.9
Other*	21.7

*	Includes cash and equivalents, pending trades and fund share transactions, interest and dividends receivable and accrued expenses payable.

See Notes to Financial Statements.

OLD WESTBURY FUNDS, INC.

STATEMENTS OF ASSETS AND LIABILITIES

April 30, 2005 (Unaudited)

	Large Cap Equity Fund	Mid Cap Equity Fund	Global Small Cap Fund	International Fund
Assets:
Investments, at value	$282,741,278	$754,882,105	$307,882,117	$1,198,761,526
Foreign currency (Cost $4,293; $16,312,528)	—	—	4,284	16,324,474
Cash	50	57	213,672	2
Accrued income receivable	160,221	114,493	110,453	6,206,534
Receivable for fund shares sold	393,624	229,188	3,386,135	9,493,724
Receivable for investments sold	3,181,055	2,345,525	28,112	—
Unrealized appreciation on foreign currency contracts	—	—	—	—
Receivable for withholding taxes on dividends	—	—	7,803	601,626
Prepaid expenses	6,581	59,401	—	11,626

Total Assets	286,482,809	757,630,769	311,632,576	1,231,399,512

Liabilities:
Payable for fund shares redeemed	405,196	526,583	—	595,442
Payable for investments purchased	—	177,227	3,015,560	13,813,681
Payable for forward foreign currency contracts	—	—	—	55,948
Unrealized depreciation on swap agreements	—	—	—	—
Accrued expenses and other payables:
Investment advisory	157,712	397,118	160,306	697,097
Administration	19,602	51,883	15,218	79,132
Shareholder services and 12b-1	60,576	160,328	28,289	244,560
Custody	30,289	80,165	13,202	171,191
Other	41,325	123,914	16,992	275,258

Total Liabilities	714,700	1,517,218	3,249,567	15,932,309

Net Assets	$285,768,109	$756,113,551	$308,383,009	$1,215,467,203

Net Assets consist of:
Paid in capital	291,831,453	644,594,167	316,637,380	1,225,365,787
Accumulated net investment income/(loss)	201,717	(724,617)	156,407	3,491,162
Accumulated net realized gain/(loss) on investments and foreign currency translations	(41,856,201)	17,476,373	(3,283)	(129,120,181)
Net unrealized appreciation/(depreciation) on investments and swap agreements	35,591,140	94,767,628	(8,407,495)	115,704,826
Net unrealized appreciation on foreign currency translations	—	—	—	25,609

Net Assets	$285,768,109	$756,113,551	$308,383,009	$1,215,467,203

Net Asset Value, Maximum Offering Price and Redemption Proceeds per Share	$11.76	$15.08	$9.72	$10.15

Shares of Capital Stock Outstanding	24,304,840	50,152,852	31,740,604	119,795,178

Investments, at cost	$247,150,138	$660,114,477	$316,289,612	$1,083,056,700

See Notes to Financial Statements.

OLD WESTBURY FUNDS, INC.

STATEMENTS OF ASSETS AND LIABILITIES

April 30, 2005 (Unaudited) (Concluded)

	Fixed Income Fund	Municipal Bond Fund	Real Return Fund
Assets:
Investments, at value	$76,237,062	$93,538,551	$680,428,688
Foreign currency (Cost $4,293; $16,312,528)	—	—	—
Cash	57	85	—
Accrued income receivable	867,289	1,056,096	348,548
Receivable for fund shares sold	—	162,000	6,763,727
Receivable for investments sold	—	—	—
Unrealized appreciation on foreign currency contracts	—	—	13,647
Receivable for withholding taxes on dividends	—	—	—
Prepaid expenses	52,194	4,572	—

Total Assets	77,156,602	94,761,304	687,554,610

Liabilities:
Payable for fund shares redeemed	154,406	119,500	1,000
Payable for investments purchased	—	4,199,637	301,818,903
Payable for forward foreign currency contracts	—	—	—
Unrealized depreciation on swap agreements	—	—	610,991
Accrued expenses and other payables:
Investment advisory	28,974	33,430	17,639
Administration	5,211	6,009	1,654
Shareholder services and 12b-1	16,097	18,572	3,113
Custody	8,048	9,286	1,038
Other	14,804	19,552	873

Total Liabilities	227,540	4,405,986	302,455,211

Net Assets	$76,929,062	$90,355,318	$385,099,399

Net Assets consist of:
Paid in capital	74,472,660	86,697,284	385,665,427
Accumulated net investment income/(loss)	713,829	798,103	2,674
Accumulated net realized gain/(loss) on investments and foreign currency translations	(340,894)	533,123	—
Net unrealized appreciation/(depreciation) on investments and swap agreements	2,083,467	2,326,808	(568,702)
Net unrealized appreciation on foreign currency translations	—	—	—

Net Assets	$76,929,062	$90,355,318	$385,099,399

Net Asset Value, Maximum Offering Price and Redemption Proceeds per Share	$10.90	$11.34	$9.98

Shares of Capital Stock Outstanding	7,057,178	7,969,278	38,567,898

Investments, at cost	$74,153,595	$91,211,743	$680,400,045

See Notes to Financial Statements.

OLD WESTBURY FUNDS, INC.

STATEMENTS OF OPERATIONS

For the Six Months Ended April 30, 2005 (Unaudited)

	Large Cap Equity Fund	Mid Cap Equity Fund	Global Small Cap Fund(a)	International Fund
Investment Income:
Interest	$16,824	$251,291	$204,109	$43,026
Dividends	3,242,587	3,605,890	201,750	10,778,257
Foreign tax withholding	—	—	(15,445)	(844,354)

Total Investment Income	3,259,411	3,857,181	390,414	9,976,929

Expenses:
Investment advisory	979,928	2,518,778	160,306	3,663,743
Custody	188,655	509,249	13,202	897,336
Administration	123,818	334,281	15,218	420,220
Shareholder services and 12b-1	377,309	1,018,494	28,289	1,281,911
Accounting	2,300	2,796	7,104	4,943
Registration	8,777	13,227	2,568	18,731
Insurance premiums	6,914	18,066	336	12,233
Printing and postage	3,875	11,158	480	13,030
Legal	16,462	44,826	1,608	53,369
Audit	13,041	30,680	2,040	37,727
Transfer agent	3,024	13,976	552	8,014
Directors	17,973	49,330	1,008	54,962
Miscellaneous	7,172	16,937	1,296	19,547

Net expenses	1,749,248	4,581,798	234,007	6,485,766

Net Investment Income/(Loss)	1,510,163	(724,617)	156,407	3,491,163

Net Realized and Unrealized Gain/(Loss):
Net realized gains/(losses) on investments	1,568,387	24,944,414	241	11,049,060
Net realized gains/(losses) on foreign currency transactions	—	—	(3,524)	559,592
Net change in unrealized appreciation/(depreciation) on investments and swap agreements	4,446,339	(8,170,675)	(8,407,495)	24,748,206
Net change in unrealized depreciation on translation of assets and liabilities in foreign currencies and foreign currency contracts	—	—	—	(317,223)

Net Realized and Unrealized Gain/(Loss)	6,014,726	16,773,739	(8,410,778)	36,039,635

Net Increase/(Decrease) in Net Assets Resulting from Operations	$7,524,889	$16,049,122	$(8,254,371)	$39,530,798

(a)	For the period from April 7, 2005 (commencement of operations) to April 30, 2005.

See Notes to Financial Statements.

OLD WESTBURY FUNDS, INC.

STATEMENTS OF OPERATIONS

For the Six Months Ended April 30, 2005 (Unaudited) (Concluded)

	Fixed Income Fund	Municipal Bond Fund	Real Return Fund(b)
Investment Income:
Interest	$1,528,847	$1,600,343	$—
Dividends	8,087	39,086	26,990
Foreign tax withholding	—	—	—

Total Investment Income	1,536,934	1,639,429	26,990

Expenses:
Investment advisory	175,514	206,662	17,639
Custody	48,754	57,406	1,038
Administration	31,999	37,674	1,654
Shareholder services and 12b-1	97,507	114,811	3,113
Accounting	4,161	13,110	62
Registration	7,686	8,220	214
Insurance premiums	10,514	4,883	28
Printing and postage	1,064	1,139	40
Legal	4,349	5,078	134
Audit	5,287	6,053	158
Transfer agent	4,509	1,540	46
Directors	4,838	5,611	82
Miscellaneous	3,208	3,390	108

Net expenses	399,390	465,577	24,316

Net Investment Income/(Loss)	1,137,544	1,173,852	2,674

Net Realized and Unrealized Gain/(Loss):
Net realized gains/(losses) on investments	496,755	533,193	—
Net realized gains/(losses) on foreign currency transactions	—	—	—
Net change in unrealized appreciation/(depreciation) on investments and swap agreements	(836,973)	(1,128,914)	(568,702)
Net change in unrealized depreciation on translation of assets and liabilities in foreign currencies and foreign currency contracts	—	—	—

Net Realized and Unrealized Gain/(Loss)	(340,218)	(595,721)	(568,702)

Net Increase/(Decrease) in Net Assets Resulting from Operations	$797,326	$578,131	$(566,028)

(b)	For the period from April 29, 2005 (commencement of operations) to April 30, 2005.

See Notes to Financial Statements.

OLD WESTBURY FUNDS, INC.

STATEMENTS OF CHANGES IN NET ASSETS

	Large Cap Equity Fund		Mid Cap Equity Fund
	Six Months Ended April 30, 2005	For the Year Ended October 31, 2004	Six Months Ended April 30, 2005	For the Year Ended October 31, 2004
	(Unaudited)		(Unaudited)
From Operations:
Net investment income/(loss)	$1,510,163	$(9,756)	$(724,617)	$(1,832,550)
Net realized gains on investments	1,568,387	8,893,200	24,944,414	27,252,694
Net change in unrealized appreciation/(depreciation) on investments	4,446,339	2,147,286	(8,170,675)	11,869,090

Net increase in net assets from operations	7,524,889	11,030,730	16,049,122	37,289,234

Distributions to Shareholders:
From net investment income	(1,308,446)	—	—	—

Net decrease in net assets from distributions	(1,308,446)	—	—	—

From Capital Stock Transactions:
Net proceeds from sale of capital stock	44,250,015	90,632,093	78,287,236	192,683,788
Reinvestment of dividends	637,260	—	—	—
Net cost of capital stock redeemed	(55,380,278)	(40,611,907)	(148,890,463)	(93,058,504)

Net increase/(decrease) in net assets resulting from capital stock transactions	(10,493,003)	50,020,186	(70,603,227)	99,625,284

Net Increase/(Decrease) in Net Assets	(4,276,560)	61,050,916	(54,554,105)	136,914,518

Net Assets:
Beginning of period	290,044,669	228,993,753	810,667,656	673,753,138

End of period	$285,768,109	$290,044,669	$756,113,551	$810,667,656

Accumulated net investment income/(loss)	$201,717	$—	$(724,617)	$—

Share Transactions:
Issued	3,696,498	7,900,838	5,050,246	13,146,837
Reinvested	53,194	—	—	—
Redeemed	(4,634,528)	(3,562,464)	(9,582,643)	(6,390,798)

Net Increase/(Decrease) in Shares	(884,836)	4,338,374	(4,532,397)	6,756,039

See Notes to Financial Statements.

OLD WESTBURY FUNDS, INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Continued)

	Global Small Cap Fund	International Fund
	Period Ended April 30, 2005(a)	Six Months Ended April 30, 2005	For the Year Ended October 31, 2004
	(Unaudited)	(Unaudited)
From Operations:
Net investment income	$156,407	$3,491,163	$7,013,544
Net realized gains on investments	241	11,049,060	43,077,610
Net realized gains/(losses) on foreign currency transactions	(3,524)	559,592	3,259,874
Net change in unrealized appreciation/(depreciation) on investments	(8,407,495)	24,748,206	24,631,175
Net change in unrealized depreciation on foreign currency translations	—	(317,223)	(1,233,137)

Net increase/(decrease) in net assets from operations	(8,254,371)	39,530,798	76,749,066

Distributions to Shareholders:
From net investment income	—	(10,257,321)	(5,747,620)

Net decrease in net assets from distributions	—	(10,257,321)	(5,747,620)

From Capital Stock Transactions:
Net proceeds from sale of capital stock	318,096,806	451,157,834	279,509,335
Reinvestment of dividends	—	5,220,741	2,897,191
Net cost of capital stock redeemed	(1,459,426)	(64,291,375)	(77,991,100)

Net increase in net assets resulting from capital stock transactions	316,637,380	392,087,200	204,415,426

Net Increase in Net Assets	308,383,009	421,360,677	275,416,872

Net Assets:
Beginning of period	—	794,106,526	518,689,654

End of period	$308,383,009	$1,215,467,203	$794,106,526

Accumulated net investment income	$156,407	$3,491,162	$10,257,320

Share Transactions:
Issued	31,887,028	43,367,331	29,681,960
Reinvested	—	508,812	321,553
Redeemed	(146,424)	(6,149,510)	(8,294,559)

Net Increase in Shares	31,740,604	37,726,633	21,708,954

(a)	For the period from April 7, 2005 (commencement of operations) to April 30, 2005.

See Notes to Financial Statements.

OLD WESTBURY FUNDS, INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Continued)

	Fixed Income Fund		Municipal Bond Fund
	Six Months Ended April 30, 2005	For the Year Ended October 31, 2004	Six Months Ended April 30, 2005	For the Year Ended October 31, 2004
	(Unaudited)		(Unaudited)
From Operations:
Net investment income	$1,137,544	$2,152,890	$1,173,852	$2,170,312
Net realized gains on investments	496,755	296,278	533,193	572,547
Net change in unrealized appreciation/(depreciation) on investments	(836,973)	(284,629)	(1,128,914)	978,747

Net increase in net assets from operations	797,326	2,164,539	578,131	3,721,606

Distributions to Shareholders:
From net investment income	(1,336,367)	(2,686,488)	(1,181,055)	(2,085,946)
From capital gains	(30,061)	(532,097)	(572,618)	(1,216,092)

Net decrease in net assets from distributions	(1,366,428)	(3,218,585)	(1,753,673)	(3,302,038)

From Capital Stock Transactions:
Net proceeds from sale of capital stock	9,998,371	19,021,787	25,924,618	34,641,785
Reinvestment of dividends	832,642	1,944,115	697,552	1,390,874
Net cost of capital stock redeemed	(11,613,854)	(28,684,575)	(23,614,332)	(29,604,178)

Net increase/(decrease) in net assets resulting from capital stock transactions	(782,841)	(7,718,673)	3,007,838	6,428,481

Net increase/(decrease) in Net Assets	(1,351,943)	(8,772,719)	1,832,296	6,848,049

Net Assets:
Beginning of period	78,281,005	87,053,724	88,523,022	81,674,973

End of period	$76,929,062	$78,281,005	$90,355,318	$88,523,022

Accumulated net investment income	$713,829	$912,652	$798,103	$805,306

Share Transactions:
Issued	921,162	1,735,312	2,291,330	3,053,400
Reinvested	77,217	179,137	62,060	124,098
Redeemed	(1,070,977)	(2,615,577)	(2,100,249)	(2,613,324)

Net Increase/(Decrease) in Shares	(72,598)	(701,128)	253,141	564,174

See Notes to Financial Statements.

OLD WESTBURY FUNDS, INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Concluded)

Real Return Fund
Period Ended April 30, 2005(a)
(Unaudited)
From Operations:
Net investment income	$2,674
Net change in unrealized depreciation on investments and swap agreements	(568,702)

Net decrease in net assets from operations	(566,028)

From Capital Stock Transactions:
Net proceeds from sale of capital stock	385,666,427
Net cost of capital stock redeemed	(1,000)

Net increase in net assets resulting from capital stock transactions	385,665,427

Net Increase in Net Assets	385,099,399

Net Assets:
Beginning of period	—

End of period	$385,099,399

Accumulated net investment income	$2,674

Share Transactions:
Issued	38,567,998
Redeemed	(100)

Net Increase in Shares	38,567,898

(a)	For the period from April 29, 2005 (commencement of operations) to April 30, 2005.

See Notes to Financial Statements.

OLD WESTBURY FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS

April 30, 2005 (Unaudited)

1.  Organization:  Old Westbury Funds, Inc. (the “Funds”), a Maryland corporation registered under the Investment Company Act of 1940 (the “Act”), is a diversified, open-end management investment company. The Funds’ Articles of Incorporation permit the Funds’ Board of Directors (the “Board”) to create an unlimited number of series, each of which is a separate class of shares. At April 30, 2005, the Funds consisted of seven separate investment portfolios (each portfolio individually referred to as a “Portfolio” and collectively as the “Portfolios”) which are presented herein:

Portfolio Name	Investment Objective
Old Westbury Large Cap Equity Fund (“Large Cap Equity Fund”)	Above-average long-term capital appreciation.
Old Westbury Mid Cap Equity Fund (“Mid Cap Equity Fund”)	Capital appreciation.
Old Westbury Global Small Cap Fund* (“Global Small Cap Fund”)	Long-term capital appreciation.
Old Westbury International Fund (“International Fund”)	Long-term growth of capital.
Old Westbury Fixed Income Fund (“Fixed Income Fund”)	Total return (consisting of current income and capital appreciation).
Old Westbury Municipal Bond Fund (“Municipal Bond Fund”)	Dividend income exempt from regular federal income tax.
Old Westbury Real Return Fund** (“Real Return Fund”)	Real return over inflation.

*	Global Small Cap Fund commenced operations on April 7, 2005.
**	Real Return Fund commenced operations on April 29, 2005.

The Funds was incorporated under the laws of the state of Maryland on August 26, 1993 and commenced operations on October 22, 1993.

The Funds have authorized a total of 20 billion shares of common stock (par value $0.001 per share).

Under the Funds’ organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties for the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be

OLD WESTBURY FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS

April 30, 2005 (Unaudited) (Continued)

made against the Funds. However, based on experience, the Funds expect that the risk of loss to be remote.

2.  Significant Accounting Policies:  The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A.  Valuation of Investments.  Securities listed on an exchange are valued, except as indicated below, at the last sale price reflected at the close of the regular trading session of the exchange on the business day as of which such value is being determined and securities listed on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). If there has been no sale on such day, the security is valued at the mean of the closing bid and asked prices. If no bid or asked prices are quoted, or, in the case of the International Fund and Global Small Cap Fund, events or circumstances that could materially affect the value of such Funds’ securities have occurred, then the security is valued at a fair value determined in accordance with procedures approved by the Board. Portfolio securities traded on more than one national securities exchange are valued at the last sale price on the exchange representing the principal market for such securities. Investments in open-end investment companies are valued at net asset value.

Securities traded in the over-the-counter market are valued at the mean of the last reported bid and asked prices from such sources as the Board deems appropriate to reflect their fair value.

Debt instruments having 60 days or less remaining until maturity are valued at amortized cost. Debt instruments having a greater remaining maturity will be valued at the bid price obtained from a dealer maintaining an active market in that security or on the basis of prices obtained from a pricing service approved by the Board.

All other investment assets, including restricted and not readily marketable securities, are valued under procedures established by and under the general supervision and responsibility of the Board designed to reflect in good faith the fair value of such securities.

OLD WESTBURY FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS

April 30, 2005 (Unaudited) (Continued)

B.  Futures Contracts.  The Portfolios (except Municipal Bond Fund) may invest in futures contracts, which are agreements pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the contract at the close of the last trading day and the price at which the contract was originally written. The Global Small Cap Fund, International Fund and the Real Return Fund may also invest in foreign currency futures contracts. Upon entering into a futures contract, the Portfolios are required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount. This is known as the initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Portfolios each day, depending on the daily fluctuations in fair value of the underlying security. The Portfolios recognize a gain or loss equal to the variation margin. The Statements of Operations reflect gains and losses as realized for closed futures contracts and as unrealized for open futures contracts. These futures contracts permit the Portfolios to meet their objectives at a lower cost than investing directly in the underlying securities, while permitting the equivalent of an investment in a portfolio of the underlying securities. The potential risk to the Portfolios is that the change in value of the underlying securities may not correlate to the change in value of the contracts.

C.  Foreign Currency Translation.  The books and records of the Portfolios are maintained in United States dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into United States dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into United States dollars at the exchange rate on the dates of the transactions.

The International Fund and Global Small Cap Fund do not isolate the portion of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

Foreign security and currency transactions may involve certain risks not typically associated with those of U.S. companies including the level of governmental supervision and regulation of foreign securities markets and the possibility of political and economic instability.

D.  Forward Foreign Currency Contracts.  The Global Small Cap Fund, International Fund and Real Return Fund may enter into forward

OLD WESTBURY FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS

April 30, 2005 (Unaudited) (Continued)

foreign currency contracts to hedge their exposure to changes in foreign currency exchange rates on foreign portfolio holdings. A forward foreign currency contract (“Forward”) is an agreement between two parties to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Forward is marked-to-market daily on the Statement of Assets and Liabilities and the change in market value is recorded by the Portfolio as unrealized appreciation or depreciation on the Statement of Operations. The market value of the Forward is determined using the forward rate for the remainder of the outstanding period of the contract, through the delivery date. When the Forward is closed or settled, the Portfolio records a realized gain or loss equal to the fluctuation in rates during the period the Forward was open. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts, or if the foreign currency rates change unfavorably.

As of April 30, 2005, the International Fund and Real Return Fund had the following open forward foreign currency contracts.

Currency/Type	Delivery Date	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
International Fund:
Euro/Long	05/03/05	$11,664,000	$11,583,907	$(80,093)
Euro/Short	05/03/05	(5,912,268)	(5,888,123)	24,145
Real Return Fund:
Japanese Yen/Long	11/07/05	$7,600,000	$7,613,647	$13,647

E.  Swap Agreements.  The Portfolios may enter into swap agreements, which are agreements to exchange the return generated by one security, currency, commodity or index for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, the Portfolio will receive a payment from the counterparty. To the extent it is less, the Portfolio will make a payment to the counterparty. Periodic payments received or made by the Portfolio are recorded in the accompanying Statements of Operations as realized gains or losses, respectively. Swap agreements are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Risks may exceed amounts recognized on the Statements of Assets and Liabilities. These risks include changes in the

OLD WESTBURY FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS

April 30, 2005 (Unaudited) (Continued)

returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Portfolios of Investments under the caption “Swap Agreements.”

F.  Security Transactions and Related Investment Income.  Security transactions are accounted for no later than the first net asset value calculation on the first business day following the trade date. However, for financial reporting purposes, portfolio securities transactions are reported on trade date. Realized gains and losses on security transactions are determined on the identified cost method. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date except certain dividends from foreign securities where the ex-dividend dates may have passed are recorded as soon as the Funds are informed of the dividends. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured. Interest income is recognized on an accrual basis for each of the Portfolios and includes where applicable, the amortization of premiums and accretion of discounts.

G.  Distributions to Shareholders.  Dividends from net investment income, if any, are declared and paid at least semi-annually for the Fixed Income and Municipal Bond Funds and at least annually for the Large Cap Equity, Mid Cap Equity, Global Small Cap, International and Real Return Funds. Distributable net realized gains, if any, are declared and distributed at least annually.

The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. related to foreign currency transactions, and the deferral of certain realized losses), such amounts are reclassified within the components of net assets in the Statements of Assets and Liabilities based on their federal tax-basis treatment; temporary differences do not require reclassification.

H.  Expenses.  Expenses that are directly related to one of the Portfolios are charged directly to that Portfolio. Other operating expenses of the Portfolios are prorated to each Portfolio on the basis of relative net assets or another appropriate basis.

OLD WESTBURY FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS

April 30, 2005 (Unaudited) (Continued)

3.  Related Party Transactions:

A.  Investment Advisory Fees.  The Portfolios’ investment adviser is Bessemer Investment Management LLC (“BIM”), a wholly-owned subsidiary of Bessemer Trust Company, N.A. (“Bessemer”). BIM is a registered investment adviser formed on May 2, 2001 by Bessemer to conduct all of its investment advisory activities. The investment advisory fee paid to BIM for advisory services is computed daily and paid monthly in accordance with the following schedule:

Large Cap Equity and Mid Cap Equity Funds—0.70% of the first $100 million of the Portfolio’s average net assets, 0.65% of the second $100 million of such assets and 0.60% of such assets exceeding $200 million. Effective December 1, 2004, BIM resumed full investment adviser responsibilities for the Mid Cap Equity Fund. Prior to December 1, 2004, Glynn Capital Management LLC (“Glynn Capital”) served as sub-adviser to the Mid Cap Equity Fund. Glynn Capital was paid for its services directly by BIM. This change does not affect the contractual advisory fee payable by the Mid Cap Equity Fund to BIM.

Global Small Cap Fund—0.85% of the Portfolio’s average net assets. Dimensional Fund Advisors Incorporated (“DFA”) serves as sub-adviser to the Portfolio. DFA is paid for its services directly by BIM.

International Fund—0.80% of the first $100 million of the Portfolio’s average net assets, 0.75% of the second $100 million of such assets and 0.70% of such assets exceeding $200 million. The Bessemer Group (U.K.) Ltd. (“BGUK”), a wholly-owned subsidiary of The Bessemer Group, Incorporated (“BGI”), serves as sub-adviser to the Portfolio. BGUK is paid for its services directly by BIM.

Fixed Income and Municipal Bond Funds—0.45% of the first $100 million of the Portfolio’s average net assets, 0.40% of the second $100 million of such assets and 0.35% of such assets exceeding $200 million.

Real Return Fund—0.85% of the Portfolio’s average net assets.

B.  Administration, Fund Accounting, and Transfer Agent Fees.  BISYS Fund Services Ohio, Inc. (the “Administrator”) serves as the administrator, fund accountant, and transfer agent to the Portfolios. Under the terms of the Master Services Agreement the Administrator’s fee is

OLD WESTBURY FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS

April 30, 2005 (Unaudited) (Continued)

computed at the annual rate of 0.095% of the total average daily net assets of the Portfolios within the Funds up to $1 billion, 0.0725% of the total average daily net assets of the Portfolios between $1 billion and $3 billion, 0.04% of the total average daily net assets of the Portfolios between $3 billion and $5 billion, and 0.0275% of the total average daily net assets of the Portfolios greater than $5 billion.

C.  Distribution and Service Plan and Distribution Reimbursement Fees.  The Board adopted a distribution and service plan (the “Plan”) for the Portfolios pursuant to Rule 12b-1 of the Act, and pursuant to the Plan, the Portfolios entered into a distribution agreement and a shareholder servicing agreement with BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services (“BISYS LP”) and a shareholder servicing agreement with Bessemer. Under its shareholder servicing agreement, Bessemer receives payments from the Portfolios to permit it to make payments to broker-dealers for providing shareholder services. Under its shareholder servicing agreement, BISYS LP receives payments from the Portfolios to permit it to make payments to broker-dealers for providing shareholder services. Under its shareholder servicing agreement, Bessemer is permitted (i) to receive a payment from the Portfolios attributable to Bessemer clients (and its affiliates) for providing shareholder services to such clients and (ii) to receive payments to permit it to make payments to other financial institutions as shareholder servicing agents. The total of shareholder servicing fees in the aggregate payable to BISYS LP and Bessemer will not exceed 0.25% per annum of the Large Cap Equity, Mid Cap Equity, International, Fixed Income and Municipal Bond Funds average daily net assets, and 0.15% per annum of the Global Small Cap and Real Return Funds average daily net assets.

The distribution agreement with BISYS LP provides for reimbursement to BISYS LP by the Large Cap Equity, Mid Cap Equity, International, Fixed Income and Municipal Bond Funds for its distribution, promotional and advertising costs incurred in connection with the distribution of the Portfolios’ shares in an amount not to exceed 0.10% per annum for each of the Portfolio’s average daily net assets.

D.  Directors’ Fees.  Each Director of the Funds receives a $30,000 annual retainer plus $5,000 per meeting attended ($3,000 for any special meetings, including audit committee meetings) and is reimbursed for out-of-pocket expenses incurred in connection with committee or board meetings. The elected chairman of the Board receives an additional $7,500

OLD WESTBURY FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS

April 30, 2005 (Unaudited) (Continued)

annual fee and the elected chairman of the Audit Committee receives an additional $3,500 annual fee.

E.  Custody Fees.  The Large Cap Equity Fund, Mid Cap Equity Fund, International Fund, Fixed Income Fund and Municipal Bond Fund’s have retained Bessemer Trust Company (“BTCO”), a wholly-owned subsidiary of BGI, to serve as the Portfolios’ custodian. BTCO is responsible for maintaining the books and records of the Portfolios’ securities and cash. For providing these services, BTCO receives a fee from each Portfolio which is accrued daily and paid monthly at an annual rate equal to 0.125% (0.175% for the International Fund) of the average daily net assets of each Portfolio. The Global Small Cap Fund and Real Return Fund have retained Citibank N.A. (“Citibank”) to serve as the Portfolios’ custodian. Citibank is responsible for maintaining the books and records of the Portfolios’ securities and cash. For providing these services, Citibank receives a fee from each Portfolio calculated and paid monthly based on safekeeping and transaction fees that vary by country.

F.  Fee Waivers.  BIM may voluntarily waive a portion of its management fee to limit the Portfolios’ total expenses. BIM may terminate this voluntary waiver at any time. BIM, however, does not have the ability to recapture fees currently being waived at a later date. Any waiver amounts are disclosed on the Statements of Operations.

4.  Purchases and Sales of Securities:  For the six months ended April 30, 2005, purchases and sales of investment securities other than short-term investments were as follows:

	Purchases	Sales
Large Cap Equity Fund	$64,398,195	$65,463,706
Mid Cap Equity Fund	87,387,676	128,541,091
Global Small Cap Fund	175,834,880	72,850
International Fund	551,938,169	191,960,972
Real Return Fund	82,171,155	—
Fixed Income Fund	5,324,509	11,273,410
Municipal Bond Fund	29,871,875	25,312,192

5.  Federal Income Taxes:

It is the policy of each Portfolio to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in sub chapter M of the Internal Revenue Code of

OLD WESTBURY FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS

April 30, 2005 (Unaudited) (Concluded)

1986, as amended, and to make distributions from net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

6.  Subsequent Events-Distributions:

The following information summarizes per share distributions paid by each of the following Portfolios on June 23, 2005, to shareholders of record on June 15, 2005.

Portfolio Name	Net Income Per Share

Fixed Income Fund	$0.17857
Municipal Bond Fund	0.13975

OLD WESTBURY FUNDS, INC.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Large Cap Equity Fund
	For the Six Months Ended April 30, 2005		For the Year Ended October 31, 2004		For the Year Ended October 31, 2003		For the Year Ended October 31, 2002		For the Year Ended October 31, 2001		For the Year Ended October 31, 2000
	(Unaudited)
Net asset value, beginning of period	$11.51		$10.98		$9.85		$10.88		$14.85		$12.99

Investment Operations:
Net investment income/loss	0.06		—	(c)	(0.02)		(0.01)		—	(c)	(0.06)
Net realized and unrealized gains/(losses) on investments and futures	0.24		0.53		1.15		(1.02)		(3.97)		1.92

Total from investment operations	0.30		0.53		1.13		(1.03)		(3.97)		1.86

Distributions:
Net investment income	(0.05)		—		—		—		—		—

Total Distributions	(0.05)		—		—		—		—		—

Net asset value, end of period	$11.76		$11.51		$10.98		$9.85		$10.88		$14.85

Total Return	2.5%	(a)	4.9%		11.5%		(9.5%	)	(26.7%	)	14.3%
Annualized Ratios/Supplementary Data:
Net Assets at end of period (000)	$285,768		$290,045		$228,994		$150,729		$136,548		$171,308
Ratio of expenses to average net assets	1.16%	(b)	1.21%		1.25%		1.25%		1.25%		1.28%
Ratio of net investment income/(loss) to average net assets	1.00%	(b)	(0.01%	)	(0.20%	)	(0.08%	)	(0.04%	)	(0.50%	)
Ratio of expenses to average net assets*	—	(d)	—	(d)	1.27%		1.26%		1.28%		—	(d)
Ratio of net investment loss to average net assets*	—	(d)	—	(d)	(0.22%	)	(0.09%	)	(0.07%	)	—	(d)
Portfolio turnover rate	22%		40%		88%		84%		75%		121%

*	During the period, certain fees were voluntarily reduced. If such voluntary fee reductions and expense reimbursements had not occurred, the ratio would have been as indicated.
(a)	Not annualized.
(b)	Annualized.
(c)	Less than $0.01 per share.
(d)	There were no voluntary fee reductions during the period.

See Notes to Financial Statements.

OLD WESTBURY FUNDS, INC.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Mid Cap Equity Fund
	For the Six Months Ended April 30, 2005		For the Year Ended October 31, 2004		For the Year Ended October 31, 2003		For the Year Ended October 31, 2002	For the Year Ended October 31, 2001	For the Year Ended October 31, 2000
	(Unaudited)
Net asset value, beginning of period	$14.82		$14.06		$12.58		$13.61	$14.04	$11.31

Investment Operations:
Net investment income/(loss)	(0.01)		(0.03)		—	(c)	— (c)	0.17	0.11
Net realized and unrealized gains/(losses) on investments	0.27		0.79		1.49		(0.91)	(0.46)	2.65

Total from investment operations	0.26		0.76		1.49		(0.91)	(0.29)	2.76

Distributions:
Net investment income	—		—		(0.01)		(0.12)	(0.14)	(0.03)

Total Distributions	—		—		(0.01)		(0.12)	(0.14)	(0.03)

Net asset value, end of period	$15.08		$14.82		$14.06		$12.58	$13.61	$14.04

Total Return	1.7%	(a)	5.5%		11.8%		(6.8% )	(2.1% )	24.4%
Annualized Ratios/Supplementary Data:
Net Assets at end of period (000)	$756,114		$810,668		$673,753		$501,467	$446,722	$370,240
Ratio of expenses to average net assets	1.13%	(b)	1.16%		1.19%		1.18%	1.23%	1.34%
Ratio of net investment income/(loss) to average net assets	(0.18%	)(b)	(0.24%	)	(0.01%	)	0.07%	1.28%	1.00%
Portfolio turnover rate	12%		53%		3%		13%	3%	126%

(a)	Not annualized.
(b)	Annualized.
(c)	Less than $0.01 per share.

See Notes to Financial Statements.

OLD WESTBURY FUNDS, INC.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Global Small Cap Fund
	For the Period Ended April 30, 2005(a)
	(Unaudited)
Net asset value, beginning of period	$10.00

Investment Operations:
Net investment income	—	(d)
Net realized and unrealized gains/(losses) on investments	(0.28)

Total from investment operations	(0.28)

Net asset value, end of period	$9.72

Total Return	(2.8%	)(b)
Annualized Ratios/Supplementary Data:
Net Assets at end of period (000)	$308,383
Ratio of expenses to average net assets	1.23%	(c)
Ratio of net investment income to average net assets	0.83%	(c)
Portfolio turnover rate	0%

(a)	For the period from April 7, 2005 (commencement of operations) to April 30, 2005.
(b)	Not Annualized.
(c)	Annualized.
(d)	Less than $0.01 per share.

See Notes to Financial Statements.

OLD WESTBURY FUNDS, INC.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	International Fund
	For the Six Months Ended April 30, 2005		For the Year Ended October 31, 2004	For the Year Ended October 31, 2003	For the Year Ended October 31, 2002		For the Year Ended October 31, 2001	For the Year Ended October 31, 2000
	(Unaudited)
Net asset value, beginning of period	$9.68		$8.59	$6.90	$8.11		$11.89	$12.24

Investment Operations:
Net investment income	0.03		0.09	0.07	0.06		0.05	0.06
Net realized and unrealized gains/(losses) on investments and foreign currency translations	0.56		1.09	1.77	(1.27)		(3.13)	(0.25)

Total from investment operations	0.59		1.18	1.84	(1.21)		(3.08)	(0.19)

Distributions:
Net investment income	(0.12)		(0.09)	(0.15)	—	(c)	(0.04)	(0.16)
Net realized gains	—		—	—	—		(0.66)	—

Total Distributions	(0.12)		(0.09)	(0.15)	—		(0.70)	(0.16)

Net asset value, end of period	$10.15		$9.68	$8.59	$6.90		$8.11	$11.89

Total Return	6.1%	(a)	13.8%	27.2%	(14.9%	)	(27.4% )	(1.6% )
Annualized Ratios/Supplementary Data:
Net Assets at end of period (000)	$1,215,467		$794,107	$518,690	$299,917		$320,608	$450,325
Ratio of expenses to average net assets	1.26%	(b)	1.31%	1.36%	1.36%		1.37%	1.37%
Ratio of net investment income to average net assets	0.68%	(b)	1.01%	1.08%	0.89%		0.46%	0.49%
Portfolio turnover rate	19%		51%	143%	160%		154%	103%

(a)	Not annualized.
(b)	Annualized.
(c)	Less than $0.01 per share.

See Notes to Financial Statements.

OLD WESTBURY FUNDS, INC.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Fixed Income Fund
	For the Six Months Ended April 30, 2005		For the Year Ended October 31, 2004	For the Year Ended October 31, 2003	For the Year Ended October 31, 2002	For the Year Ended October 31, 2001	For the Year Ended October 31, 2000
	(Unaudited)
Net asset value, beginning of period	$10.98		$11.12	$11.14	$10.94	$10.13	$10.07

Investment Operations:
Net investment income**	0.16		0.31	0.30	0.39	0.56	0.52
Net realized and unrealized gains/(losses) on investments**	(0.05)		(0.01)	0.09	0.22	0.76	0.10

Total from investment operations	0.11		0.30	0.39	0.61	1.32	0.62

Distributions:
Net investment income	(0.19)		(0.37)	(0.41)	(0.41)	(0.51)	(0.56)
Net realized gains	—	(d)	(0.07)	—	—	—	—

Total Distributions	(0.19)		(0.44)	(0.41)	(0.41)	(0.51)	(0.56)

Net asset value, end of period	$10.90		$10.98	$11.12	$11.14	$10.94	$10.13

Total Return	1.0%	(a)	2.8%	3.5%	5.9%	13.4%	6.5%
Annualized Ratios/Supplementary Data:
Net Assets at end of period (000)	$76,929		$78,281	$87,054	$54,212	$30,515	$18,105
Ratio of expenses to average net assets	1.02%	(b)	1.05%	1.05%	1.05%	1.05%	1.05%
Ratio of net investment income to average net assets**	2.92%	(b)	2.68%	3.04%	4.09%	5.51%	5.66%
Ratio of expenses to average net assets*	—	(c)	1.10%	1.11%	1.13%	1.17%	1.47%
Ratio of net investment income to average net assets*	—	(c)	2.63%	2.98%	4.01%	5.39%	5.24%
Portfolio turnover rate	10%		8%	54%	25%	52%	28%

*	During the period, certain fees were voluntarily reduced. If such voluntary fee reductions and expense reimbursements had not occurred, the ratio would have been as indicated.
**	As required, effective November 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on fixed income securities. The effect of this change for the year ended October 31, 2002 was to decrease net investment income per share by $0.03, increase net realized and unrealized gains and losses per share by $0.03, and decrease the ratio of net investment income to average net assets from 4.09% to 3.77%. Per share, ratios and supplemental data for periods prior to October 31, 2002 have not been restated to reflect this change in presentation.
(a)	Not annualized.
(b)	Annualized.
(c)	There were no voluntary fee reductions during the period.
(d)	Less than $0.01 per share.

See Notes to Financial Statements.

OLD WESTBURY FUNDS, INC.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Municipal Bond Fund
	For the Six Months Ended April 30, 2005		For the Year Ended October 31, 2004	For the Year Ended October 31, 2003	For the Year Ended October 31, 2002	For the Year Ended October 31, 2001	For the Year Ended October 31, 2000
	(Unaudited)
Net asset value, beginning of period	$11.47		$11.42	$11.37	$11.16	$10.35	$9.92

Investment Operations:
Net investment income	0.14		0.29	0.32 (a)	0.34	0.35	0.39
Net realized and unrealized gains/(losses) on investments	(0.06)		0.22	0.19	0.32	0.79	0.46

Total from investment operations	0.08		0.51	0.51	0.66	1.14	0.85

Distributions:
Net investment income	(0.14)		(0.29)	(0.33)	(0.32)	(0.33)	(0.42)
Net realized gains	(0.07)		(0.17)	(0.13)	(0.13)	—	—

Total Distributions	(0.21)		(0.46)	(0.46)	(0.45)	(0.33)	(0.42)

Net asset value, end of period	$11.34		$11.47	$11.42	$11.37	$11.16	$10.35

Total Return	0.7%	(b)	4.6%	4.6%	6.2%	11.2%	8.8%
Annualized Ratios/Supplementary Data:
Net Assets at end of period (000)	$90,355		$88,523	$81,675	$62,258	$46,566	$25,542
Ratio of expenses to average net assets	1.01%	(c)	1.05%	1.05%	1.05%	1.05%	1.05%
Ratio of net investment income to average net assets	2.56%	(c)	2.57%	2.81%	3.30%	3.63%	4.03%
Ratio of expenses to average net assets*	—	(d)	1.07%	1.08%	1.09%	1.12%	1.26%
Ratio of net investment income to average net assets*	—	(d)	2.55%	2.78%	3.26%	3.56%	3.82%
Portfolio turnover rate	29%		45%	65%	71%	74%	106%

*	During the period, certain fees were voluntarily reduced. If such voluntary fee reductions and expense reimbursements had not occurred, the ratio would have been as indicated.
(a)	Calculated using average shares outstanding.
(b)	Not annualized.
(c)	Annualized.
(d)	There were no voluntary fee reductions during the period.

See Notes to Financial Statements.

OLD WESTBURY FUNDS, INC.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Real Return Fund
	For the Period Ended April 30, 2005(a)
	(Unaudited)
Net asset value, beginning of period	$10.00

Investment Operations:
Net investment income	—	(d)
Net realized and unrealized gains/(losses) on investments and swap agreements	(0.02)

Total from investment operations	(0.02)

Net asset value, end of period	$9.98

Total Return	(0.2%	)(b)
Annualized Ratios/Supplementary Data:
Net Assets at end of period (000)	$385,099
Ratio of expenses to average net assets	1.17%	(c)
Ratio of net investment income to average net assets	0.13%	(c)
Portfolio turnover rate	0.0%

(a)	For the period from April 29, 2005 (commencement of operations) to April 30, 2005.
(b)	Not Annualized.
(c)	Annualized.
(d)	Less than $0.01 per share.

See Notes to Financial Statements.

EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of the Old Westbury Funds, you incur ongoing costs, including management fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Old Westbury Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2004 through April 30, 2005.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 11/1/04	Ending Account Value 4/30/05	Expense Paid During Period* 11/1/04-4/30/05	Expense Ratio During Period 11/1/04-4/30/05**
Large Cap Equity Fund	$1,000.00	$1,025.20	$5.82	1.16%

Mid Cap Equity Fund	1,000.00	1,016.90	5.65	1.13%

Global Small Cap Fund(a)	1,000.00	972.00	0.80	1.23%

International Fund	1,000.00	1,060.60	6.44	1.26%

Fixed Income Fund	1,000.00	1,010.10	5.08	1.02%

Municipal Bond Fund	1,000.00	1,007.20	5.03	1.01%

Real Return Fund(b)	1,000.00	999.80	0.06	1.17%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.
**	Annualized.
(a)	For the period from April 7, 2005 (commencement of operations) to April 30, 2005.
(b)	For the period from April 29, 2005 (commencement of operations) to April 30, 2005.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each Old Westbury Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/04	Ending Account Value 4/30/05	Expense Paid During Period* 11/1/04-4/30/05	Expense Ratio During Period 11/1/04-4/30/05**
Large Cap Equity Fund	$1,000.00	$1,019.04	$5.81	1.16%

Mid Cap Equity Fund	1,000.00	1,019.19	5.66	1.13%

Global Small Cap Fund(a)	1,000.00	1,002.48	0.81	1.23%

International Fund	1,000.00	1,018.55	6.31	1.26%

Fixed Income Fund	1,000.00	1,019.74	5.11	1.02%

Municipal Bond Fund	1,000.00	1,019.79	5.06	1.01%

Real Return Fund(b)	1,000.00	1,000.21	0.06	1.17%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.
**	Annualized.
(a)	For the period from April 7, 2005 (commencement of operations) to April 30, 2005.
(b)	For the period from April 29, 2005 (commencement of operations) to April 30, 2005.

OLD WESTBURY FUNDS, INC.

ADDITIONAL INFORMATION

The Statement of Additional Information (“SAI) includes additional information about the Funds’ directors and officers. To obtain a copy of the SAI, without charge, call (800) 607-2200.

The Funds’ proxy voting guidelines, used to determine how to vote proxies relating to portfolio securities, are available upon request, without charge, by calling (800) 607-2200.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling (800) 607-2200; and (ii) on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Funds provide a complete list of the Portfolios’ holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Funds’ semi-annual and annual reports to shareholders. For the first and third quarters, the Funds file the lists with the SEC on Form N-Q. Shareholders can look up the Funds’ Form N-Q on the SEC’s website at http://www.sec.gov.

Investment Adviser:

Bessemer Investment Management LLC

630 Fifth Avenue

New York, NY 10111

(212) 708-9100

Distributor and Shareholder Servicing Agent:

BISYS Fund Services LP

3435 Stelzer Road

Columbus, OH 43219

Transfer Agent:

BISYS Fund Services Ohio, Inc.

3435 Stelzer Road

Columbus, OH 43219

Custodians:

Bessemer Trust Company

100 Woodbridge Center Drive

Woodbridge, NJ 07095

Citibank, N.A.

111 Wall Street

New York, NY 10005

Administrator:

BISYS Fund Services Ohio, Inc.

3435 Stelzer Road

Columbus, OH 43219

Shareholder Servicing Agent:

Bessemer Trust Company, N.A.

630 Fifth Avenue

New York, NY 10111

(212) 708-9100

Independent Registered Public Accounting Firm:

Deloitte & Touche LLP

180 N. Stetson Avenue

Chicago, IL 60601

Cusip 680414307

Cusip 680414208

Cusip 680414604

Cusip 680414109

Cusip 680414406

Cusip 680414505

Cusip 680414703

(OWF-SR 0405)

(6/05)

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risks, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s prospectus which contains facts concerning the Funds’ objectives and policies, management fees, expenses and other information.

The information in this report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Furthermore, Bessemer Investment Management LLC and its affiliates, as agents for their clients, and any of its officers or employees may have a beneficial interest or position in any of the securities mentioned, which may be contrary to any opinion or projection expressed in this report.

Item 2. Code of Ethics.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

Not applicable – only for annual reports.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 12(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

During the period covered by the report, with respect to the registrant’s code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3. Audit Committee Financial Expert.

(a)      (1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a- 2(a)(19)).

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e)      (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

          (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Not applicable – only for annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b)	If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable.

Item 6. Schedule of Investments.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in § 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

OLD WESTBURY GLOBAL SMALL CAP FUND

PORTFOLIO OF INVESTMENTS

April 30, 2005 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS (46.1%)
AUSTRALIA (1.0%)
71,047	Adelaide Brighton Ltd. (b)	$89,103
77,624	Adsteam Marine Ltd. (b)	112,183
18,260	Arrow Pharmaceuticals Ltd. (b)	36,215
11,083	Austar United Communications Ltd. (b)	7,757
103,629	Austereo Group Ltd. (b)	129,971
35,999	Australian Agricultural Co. Ltd. (b)	42,604
63,310	Australian Pharmaceutical Industries Ltd. (b)	136,225
23,389	Australian Pipeline Trust (b)	66,952
76,071	Australian Worldwide Exploration Ltd. (b)	98,705
11,269	Bank of Queensland Ltd. (b)	97,620
17,157	Bendigo Bank Ltd. (b)	126,653
42,185	Bendigo Mining Ltd. (b)	34,071
26,490	Cabcharge Australia Ltd. (b)	89,053
17,013	Cellestis Ltd. (b)	36,032
24,846	Centennial Coal Co. Ltd. (b)	86,730
36,625	FKP Property Group (b)	100,850
7,639	Fleetwood Corp. Ltd. (b)	42,971
25,700	GasNet Australia Group (b)	49,024
10,055	GrainCorp Ltd. (b)	102,301
10,000	Great Southern Plantations Ltd. (b)	28,127
60,810	GWA International Ltd. (b)	127,439
16,525	iiNET Ltd. (b)	34,583
19,019	Iluka Resources Ltd. (b)	87,073
16,163	IOOF Holdings Ltd. (b)	77,943
4,828	Iress Market Technology Ltd. (b)	14,845
16,253	JB Hi-Fi Ltd. (b)	41,466
23,980	Jubilee Mines NL (b)	100,016
6,631	Magnesium International Ltd. (b)	5,875
30,272	OAMPS Ltd. (b)	61,357
157,603	Oxiana Ltd. (b)	107,899
73,100	Pacific Brands Limited (b)	125,672
78,985	PMP Ltd. (b)	76,700
13,356	Primary Health Care Ltd. (b)	85,535
16,159	Ramsay Health Care Ltd. (b)	100,186
13,764	Redflex Holdings Ltd. (b)	35,979
17,572	SFE Corp. Ltd. (b)	125,441
18,166	Sigma Co. Ltd. (b)	115,421
3,855	Southern Cross Broadcasting Australia Ltd. (b)	34,896
27,977	Tap Oil Ltd. (b)	39,653
57,982	TimberCorp. Ltd. (b)	85,680
8,151	Transfield Services Ltd. (b)	40,845

		3,037,651

AUSTRIA (0.4%)
566	Agrana Beteiligungs AG (b)	52,936
2,311	Andritz AG (b)	193,605
1,529	BetandWin.com Interactive Entertainment AG (b)	225,328

2,228	Boehler-Uddeholm AG (b)	287,615
2,439	BWT AG (b)	76,216
1,891	Constantia Packaging AG (b)	68,115
3,121	Flughafen Wien AG (b)	202,304
5,405	RHI AG (b)	154,194

		1,260,313

BELGIUM (0.3%)
4,312	Bekaert SA (b)	332,345
4,983	C.M.B.(Company Maritime Belge) NPV (b)	190,021
5,034	Melexis NV (b)	60,519
6,295	Tessenderlo Chemie NV (b)	257,052

		839,937

CANADA (1.6%)
1,300	Aastra Technologies Ltd. (b)	19,637
3,300	AEterna Zentaris, Inc. (b)	15,978
16,500	ATS Automation Tooling Systems, Inc. (b)	176,964
21,300	AUR Resources, Inc. (b)	114,307
25,400	Bema Gold Corp. (b)	51,899
19,000	Blackrock Ventures, Inc. (b)	139,728
1,200	BPO Properties Ltd. (b)	35,300
4,000	Calfrac Well Services LTD. (b)	96,995
2,800	Canadian Hydro Developers, Inc. (b)	9,127
1,500	Canadian Western Bank (b)	32,569
2,600	Cangene Corp. (b)	16,433
9,600	Canico Resource Corp. (b)	109,143
2,100	Cardiome Pharma Corp. (b)	12,355
2,100	CCL Industries - Class B (b)	40,654
5,100	Cedara Software Corp. (b)	48,048
19,600	Centurion Energy International, Inc. (b)	188,862
3,400	Chum Ltd. - Class B (b)	87,852
600	Corby Distilleries Ltd. - Class A (b)	34,346
800	Corus Entertainment, Inc. - Class B (b)	19,342
15,900	Crystallex International Corp. (b)	58,781
2,800	Dalsa Corp. (b)	41,851
5,600	Dorel Industries, Inc. - Class B (b)	170,297
4,000	Dundee Corp. - Class A (b)	85,864
18,800	Eldorado Gold Corp. (b)	44,840
23,100	Emergis, Inc. (b)	52,525
500	Enerflex Systems Ltd. (b)	9,461
11,200	Fairborne Energy Ltd. (b)	117,539
3,100	FirstService Corp. (b)	59,718
1,700	Forzani Group Ltd. (The) - Class A (b)	16,489
14,800	Geac Computer Corp. Ltd. (b)	122,608
5,300	Home Capital Group, Inc. (b)	147,311
1,600	Hummingbird Ltd. (b)	33,061
1,000	Hydrogenics Corp. (b)	3,737
4,600	ID Biomedical Corp. (b)	73,509
2,100	Imax Corp. (b)	16,462
6,400	Inmet Mining Corp. (b)	81,666
10,800	International Uranium Corp. (b)	39,498
4,500	Intrawest Corp. (b)	90,694
25,600	Ivanhoe Energy, Inc. (b)	59,227
3,200	Kick Energy Corp. (b)	17,809
4,300	Kingsway Financial Services, Inc. (b)	67,690
900	Leon’s Furniture Ltd. (b)	27,219
17,400	Linamar Corp. (b)	188,553

600	MacDonald Dettwiler & Associates Ltd. (b)	13,829
16,400	Magellan Aerospace Corp. (b)	32,075
3,200	Major Drilling Group International (b)	29,512
4,100	Mega Bloks, Inc. (b)	58,511
700	Morguard Corp. (b)	16,974
1,900	Mosaid Technologies, Inc. (b)	29,305
200	Mullen Transportation, Inc. (b)	9,779
4,900	Neurochem, Inc. (b)	35,451
22,900	Norske Skog Canada Ltd. (b)	66,453
8,400	North American Palladium Ltd. (b)	44,611
18,400	Northern Orion Resources, Inc. (b)	43,301
9,000	PAN American Silver Corp. (b)	127,866
2,200	Pason Systems, Inc. (b)	65,783
1,800	Patheon, Inc. (b)	14,740
4,700	Real Resources, Inc. (b)	50,445
6,600	Reitman’s Ltd. - Class A (b)	73,462
400	Richelieu Hardware Ltd. (b)	7,925
7,200	Rider Resources Ltd. (b)	61,536
11,600	Russel Metals, Inc. (b)	133,726
5,800	Savanna Energy Services Corp. (b)	80,696
2,100	ShawCor Ltd. (b)	28,049
15,600	Sherritt International Corp. (b)	116,212
9,200	Sino-Forest Corp. (b)	23,699
1,200	St. Lawrence Cement Group, Inc. - Class A (b)	26,236
1,200	Stantec, Inc. (b)	27,381
7,200	Stratos Global Corp. (b)	48,370
20,100	Tahera Diamond Corp. (b)	6,632
2,800	Tesco Corp. (b)	27,159
10,600	Thunder Energy, Inc. (b)	62,531
4,000	TLC Vision Corp. (b)	36,031
5,600	Transglobe Energy Corp. (b)	29,207
800	TVA Group, Inc. - Class B (b)	13,630
2,400	Uni-Select, Inc. (b)	52,988
77,500	UTS Energy Corp. (b)	126,312
2,500	Van Houtte, Inc. (b)	42,535
7,500	Vaquero Energy Ltd. (b)	40,607
3,100	Vincor International, Inc. (b)	67,333
2,800	Wajax Ltd. (b)	40,070
6,400	Westaim Corp. (b)	15,468
10,800	Western Silver Corp. (b)	90,157
100	Winpak Ltd. (b)	8,666
6,000	Zenon Environmental, Inc. (b)	103,323

		4,904,524

DENMARK (0.5%)
3,050	Bang & Olufsen A/S - Class B (b)	192,963
1,875	Chr Hansen Holding A/S - Class B (b)	301,105
950	DFDS A/S (b)	54,046
7,600	FLSmidth & Co. A/S - Class B (b)	128,847
4,400	Genmab A/S (b)	85,389
4,800	NKT Holding A/S (b)	168,951
1,125	Royal Unibrew A/S (b)	86,668
17,870	Sydbank A/S (b)	383,314

		1,401,283

FINLAND (0.7%)
22,250	Amer Sports OYJ (b)	367,963
2,150	Elcoteq Network OYJ - Class A (b)	43,729
12,200	Finnair OYJ (b)	100,071

1,400	Finnlines OYJ (b)	25,187
8,650	Fiskars Corp. - Class A (b)	97,401
3,000	KCI Konecranes Oyj (b)	117,897
2,400	Lassila & Tikanoja Oyj (b)	44,661
14,900	OKO Bank (b)	231,545
19,200	Pohjola Group Plc - Class D (b)	246,682
20,000	Raisio Plc - Class V (b)	51,555
26,600	Rautaruukki Oyj (b)	339,940
11,400	Sponda OYJ (b)	106,301
2,950	Stockmann Oyj Abp - Class B (b)	98,765
17,900	Uponor Oyj (b)	355,313

		2,227,010

FRANCE (0.9%)
923	Bacou Dalloz (b)	81,840
898	Beneteau SA (b)	71,320
1,360	Bongrain SA (b)	94,038
3,425	Club Mediterranee (b)	162,407
24,701	Elior (b)	309,235
4,445	Groupe Bourbon (b)	278,057
3,507	Groupe Steria SCA (b)	132,941
659	Kaufman & Broad SA (b)	36,535
3,415	Manitou BF SA (b)	126,352
2,860	Nexans SA (b)	110,132
3,349	Orpea (b)	138,027
1,266	Pierre & Vacances (b)	126,367
108,785	Rhodia SA (b)	194,019
1,356	Rodriguez Group (b)	66,302
99,023	SCOR (b)	194,912
2,776	Silic (b)	264,024
1,636	Societe du Louvre (b)	234,190
4,171	UBISOFT Entertainment (b)	167,726

		2,788,424

GERMANY (0.9%)
3,146	Aareal Bank AG (b)	97,966
5,132	AWD Holding AG (b)	203,787
8,045	Bilfinger Berger AG (b)	374,776
8,271	Comdirect Bank AG (b)	66,012
1,812	Deutsche Euroshop AG (b)	97,861
1,771	Fielmann AG (b)	120,960
2,948	GFK AG (b)	118,379
7,388	IWKA AG (b)	164,297
9,419	Jenoptik AG (b)	102,261
688	Krones AG (b)	77,449
17	KWS Saat AG (b)	15,915
1,136	Leoni AG (b)	87,814
14,237	Mobilcom AG (b)	284,620
932	Rational AG (b)	105,675
1,243	Rhoen Klinikum AG (b)	82,650
14,249	SGL Carbon AG (b)	160,568
5,314	Software AG (b)	181,338
4,973	Techem AG (b)	205,054
7,928	United Internet AG (b)	213,070

		2,760,452

GREECE (0.4%)
6,780	Germanos SA (b)	213,588
2,570	Hellenic Duty Free Shops SA (b)	44,113
2,510	Heracles General Cement Co. (b)	29,866

11,720	Hyatt Regency SA (b)	141,934
30,590	Motor Oil Hellas Corinth Refineries SA (b)	487,988
10,510	NBG Real Estate Development Co. (b)	46,851
23,070	Technical Olympic SA (b)	134,814

		1,099,154

HONG KONG (0.3%)
36,000	Chevalier International Holdings Ltd. (b)	41,030
590,000	Cnpc Hong Kong Ltd. (b)	91,013
174,000	Cofco International Ltd. (b)	73,765
118,000	Fountain SET Holdings (b)	70,691
914,000	Guangzhou Investment Co. Ltd. (b)	77,647
13,000	Harbour Centre Development Ltd. (b)	21,622
32,800	HKR International Ltd. (b)	22,871
16,000	Hong Kong Ferry Holdings (b)	19,673
80,000	JCG Holdings Ltd. (b)	72,003
192,000	Kingway Brewery Holdings Ltd. (b)	68,966
17,000	Kowloon Development Co. Ltd. (b)	19,219
16,000	Liu Chong Hing Bank Ltd. (b)	24,066
1,222,000	Regal Hotels International Holdings Ltd. (b)	113,842
440,000	Shanghai Ming Yuan Holdings Ltd. (b)	36,186
538,000	Shougang Concord International Enterprises Co. Ltd. (b)	40,960
2,330,000	Sino-I Technology Ltd. (b)	39,090
82,000	TAI Cheung Holdings (b)	42,468
132,000	Top Form International Ltd. (b)	38,507

		913,619

IRELAND (0.6%)
19,916	DCC Plc (b)	437,904
40,375	Dragon Oil Plc (b)	69,482
78,374	Fyffes Plc (b)	219,984
34,445	Glanbia Plc (b)	118,818
39,757	Greencore Group Plc (b)	161,177
22,672	IAWS Group Plc (b)	326,792
9,316	Paddy Power Plc (b)	162,221
48,215	United Drug Plc (b)	212,220

		1,708,598

ITALY (0.5%)
12,141	Aedes SPA (b)	78,924
451,412	Alitalia SpA (b)	147,935
1,500	Amplifon SpA (b)	98,436
5,698	Astaldi SpA (b)	33,635
13,083	Banca Intermobiliare SpA (b)	111,268
5,362	Banco di Desio e della Brianza SpA (b)	45,682
20,000	Gemina SpA (b)	32,359
12,205	Gewiss SpA (b)	80,570
37,780	IMMSI SpA (b)	74,351
10,871	Marzotto SpA (b)	223,382
20,214	Meta SpA (b)	74,618
45,883	Premafin Finanziaria SpA (b)	90,815
21,864	Recordati Spa (b)	152,553
67,136	Semcorp Logistics Limited (b)	67,247
20,000	Sorin SpA (b)	60,274
60,560	Tiscali SpA (b)	179,034
1,441	Tod’s SpA (b)	65,162

		1,616,245

JAPAN (6.3%)
1,700	Aeon Fantasy Co. Ltd. (b)	42,159
3,000	Ahresty Corp. (b)	51,315
13,200	Aichi Corp. (b)	74,900
11,900	Allied Telesis Holdings K.K. (b)	64,140
18,000	Aomori Bank Ltd. (The) (b)	70,290
4,700	Ariake Japan Co. Ltd. (b)	116,692
35,000	Asics Corp. (b)	142,593
41,000	Atsugi Co. Ltd. (b)	55,582
18,000	Bando Chemical Industries Ltd. (b)	83,821
24,000	Bank of Saga Ltd. (The) (b)	90,323
5,000	Bank of the Ryukyus Ltd. (b)	118,093
22,000	Best Denki Co. Ltd. (b)	87,435
14,000	Calpis Co. Ltd. (b)	106,617
5,000	Canon Electronics, Inc. (b)	134,177
7,000	Canon Finetech, Inc. (b)	131,642
9,800	Capcom Co. Ltd. (b)	102,492
13,000	Central Finance Co. Ltd. (b)	56,184
8,500	Chiba Kogyo Bank Ltd. (The) (b)	65,475
7,500	Chiyoda Co. Ltd. (b)	131,857
21,000	Chukyo Bank Ltd. (The) (b)	72,940
5,000	Chuo Denki Kogyo Co. Ltd. (b)	51,681
48,000	Clarion Co. Ltd. (b)	93,822
8,000	Commuture Corp. (b)	69,957
2,000	Corona Corp. (b)	33,547
8,500	Culture Convenience Club Co. Ltd. (b)	162,682
3,000	Dai-Dan Co. Ltd. (b)	19,140
7,000	Daidoh Ltd. (b)	77,939
63,000	Daiei, Inc. (The) (b)	132,568
17,000	Daifuku Co. Ltd. (b)	124,922
23,000	Daiken Corp. (b)	101,747
2,500	Daikoku Denki Co. Ltd. (b)	76,109
34,000	Daikyo, Inc. (b)	69,510
16,000	Dainichiseika Color & Chemicals Manufacturing Co. Ltd. (b)	75,096
21,000	Daiwa Kosho Lease Co. Ltd. (b)	115,113
2,100	Doshisha Co. Ltd. (b)	70,048
3,100	Dydo Drinco, Inc. (b)	109,836
8,000	Eagle Industry Co. Ltd. (b)	60,846
10,000	Ehime Bank Ltd. (The) (b)	32,694
32,000	Eighteenth Bank Ltd. (The) (b)	155,379
4,000	Eiken Chemical Co. Ltd. (b)	46,683
2,700	Eizo Nanao Corp. (b)	83,884
4,000	ESPEC Corp. (b)	41,713
22,000	FDK Corp. (b)	39,751
2,900	Fuji Co. Ltd. (b)	51,400
9,000	Fuji Kiko Co. Ltd. (b)	43,637
15,000	Fujitec Co. Ltd. (b)	81,636
4,000	Fujitsu Devices, Inc. (b)	46,182
18,000	Fujitsu General Ltd. (b)	64,878
23,000	Fujiya Co. Ltd. (b)	53,751
18,000	Fuso Pharmaceutical Industries Ltd. (b)	64,407
9,000	Heiwado Co. Ltd. (b)	132,389
7,000	Hibiya Engineering Ltd. (b)	69,525
8,000	Hitachi Medical Corp. (b)	114,443
22,000	Hitachi Plant Engineering & Construction Co. Ltd. (b)	104,264
4,500	Hitachi Tool Engineering Ltd. (b)	53,111
12,000	Hodogaya Chemical Co. Ltd. (b)	71,382
15,700	Hosiden Corp. (b)	174,819
1,600	Inaba Seisakusho Co. Ltd. (b)	26,633

9,500	Ines Corp. (b)	82,929
2,300	Itochu-Shokuhin Co. Ltd. (b)	91,413
40,000	Iwatani International Corp. (b)	108,387
21,000	J-Oil Mills, Inc. (b)	84,913
3,300	Japan Cash Machine Co. Ltd. (b)	85,133
4,500	Japan Digital Laboratory Co. Ltd. (b)	55,935
72,000	Japan Steel Works Ltd. (The) (b)	152,558
10,000	Joshin Denki Co. Ltd. (b)	37,382
5,200	JSP Corp. (b)	64,711
23,000	Juki Corp. (b)	94,568
16,000	Kagawa Bank Ltd. (The) (b)	95,087
19,000	Kaken Pharmaceutical Co. Ltd. (b)	136,418
7,000	Kamei Corp. (b)	76,679
6,000	Kanagawa Chuo Kotsu Co. Ltd. (b)	33,559
7,000	Kanto Natural Gas Development Ltd. (b)	47,638
8,000	Kasumi Co. Ltd. (b)	45,407
4,000	Katakura Industries Co. Ltd. (b)	60,829
8,000	Keihanshin Real Estate Co. Ltd. (b)	51,400
5,000	Kibun Food Chemifa Co. Ltd. (b)	120,637
11,000	Kinki Coca-Cola Bottling Co. Ltd. (b)	120,464
9,000	Koatsu Gas Kogyo Co. Ltd. (b)	40,793
5,600	Kojima Co. Ltd. (b)	71,862
5,300	Komatsu Electronic Metals Co. Ltd. (b)	45,960
14,000	Krosaki Harima Corp. (b)	38,365
34,000	Kureha Chemical Industry Co. Ltd. (b)	147,121
9,000	Kyoden Co. Ltd. (b)	85,192
16,000	Kyodo Printing Co. Ltd. (b)	78,581
13,000	Laox Co. Ltd. (b)	39,036
4,500	Life Corp. (b)	59,531
18,000	Makino Milling Machine Co. Ltd. (b)	107,805
14,000	Marusan Securities Co. Ltd. (b)	89,309
7,000	Maruyama Manufacturing Co, Inc. (b)	68,033
17,000	Maruzen Co. Ltd. (b)	36,462
4,800	Meiwa Estate Co. Ltd. (b)	51,025
31,000	Mercian Corp. (b)	87,421
17,000	Michinoku Bank Ltd. (The) (b)	73,936
10,000	Mikuni Coca-Cola Bottling Co. Ltd. (b)	105,156
3,900	Mimasu Semiconductor Industry Co. Ltd. (b)	58,929
55,000	Minato Bank Ltd. (The) (b)	110,039
13,000	Mito Securities Co. Ltd. (b)	55,754
8,000	Mitsuba Corp. (b)	64,872
6,000	Mitsubishi Pencil Co. Ltd. (b)	60,220
25,000	Mitsui-Soko Co. Ltd. (b)	88,620
6,000	Mitsumura Printing Co. Ltd. (b)	43,824
6,100	Miura Co. Ltd. (b)	118,856
27,000	Miyazaki Bank Ltd. (The) (b)	114,183
14,000	Miyoshi Oil & Fat Co. Ltd. (b)	38,210
23,000	Mizuno Corp. (b)	108,981
36	Momiji Holdings, Inc. (b)	81,555
43,000	Morinaga & Co. Ltd. (b)	112,507
8,000	Morita Corp. (b)	47,695
8,000	MOS Food Services, Inc. (b)	117,303
700	Moshi Moshi Hotline, Inc. (b)	67,035
8,000	Myojo Foods Co. Ltd. (b)	54,540
21,000	Nakayama Steel Works Ltd. (b)	87,253
2,600	NEC Mobiling Ltd. (b)	52,101
2,800	Nidec Tosok Corp. (b)	39,522

3,900	Nihon Dempa Kogyo Co. Ltd. (b)	87,339
8,000	Nihon Kohden Corp. (b)	99,285
11,000	Nihon Parkerizing Co. Ltd. (b)	119,061
14,000	Nippo Corp. (b)	97,651
28,000	Nippon Beet Sugar Manufacturing Co. Ltd. (b)	65,401
3,000	Nippon Ceramic Co. Ltd. (b)	45,824
16,000	Nippon Chemical Industrial Co. Ltd. (b)	57,378
3,400	Nippon Kanzai Co. Ltd. (b)	61,701
30,000	Nippon Metal Industry Co. Ltd. (b)	56,227
10,000	Nippon Seiki Co. Ltd. (b)	124,351
29,000	Nippon Sharyo Ltd. (b)	76,409
13,000	Nippon Shinyaku Co. Ltd. (b)	113,195
31,000	Nippon Soda Co. Ltd. (b)	124,301
18,000	Nippon Synthetic Chemical Industry Co. Ltd. (The) (b)	54,552
2,900	Nissei Corp. (b)	34,091
18,000	Nisshin Fire & Marine Insurance Co. Ltd. (The) (b)	67,253
1,300	Nisshin Fudosan Co. (b)	16,356
17,000	Nissin Corp. (b)	54,895
3,000	Nissin Kogyo Co. Ltd. (b)	109,539
5,000	Nitta Corp. (b)	73,643
28,000	Noritake Co. Ltd. (b)	127,900
9,000	Noritz Corp. (b)	146,602
28,000	Okuma Corp. (b)	147,459
4,000	Onoken Co. Ltd. (b)	60,915
10,000	Organo Corp. (b)	47,452
4,600	Oyo Corp. (b)	57,478
1,700	Patlite Corp. (b)	41,897
70,000	Penta-Ocean Construction Co. Ltd. (b)	114,796
23,000	Pentax Corp. (b)	97,592
2,400	Piolax, Inc. (b)	51,768
38,000	Prima Meat Packers Ltd. (b)	57,087
5,500	Q’Sai Co. Ltd. (b)	54,550
9,500	Raito Kogyo Co. Ltd. (b)	38,468
8,000	Renown D’urban Holdings, Inc. (b)	75,038
27,000	Rhythm Watch Co. Ltd. (b)	58,717
4,000	Right On Co. Ltd. (b)	144,013
2,600	Riken Vitamin Co. Ltd. (b)	69,383
2,400	Rock Field Co. Ltd. (b)	39,395
9,000	Rohto Pharmaceutical Co. Ltd. (b)	113,852
4,600	Roland Corp. (b)	86,240
6,000	Royal Co. Ltd. (b)	75,617
65,000	Saibu Gas Co. Ltd. (b)	133,781
11,000	Sakata INX Corp. (b)	58,459
9,300	Sakata Seed Corp. (b)	128,118
14,000	San-Ai Oil Co. Ltd. (b)	73,819
6,000	Sanix, Inc. (b)	43,502
15,000	Sanki Engineering Co. Ltd. (b)	116,027
10,000	Sankyo Seiko Co. Ltd. (b)	43,774
6,000	Sanoh Industrial Co. Ltd. (b)	44,830
6,000	Sanshin Electronics Co. Ltd. (b)	51,557
9,000	Sanyo Denki Co. Ltd. (b)	47,235
3,800	Sanyo Electric Credit Co. Ltd. (b)	75,963
21,000	Sanyo Shokai Ltd. (b)	121,726
31,000	Sanyo Special Steel Co. Ltd. (b)	83,526
5,300	Sato Corp. (b)	128,055
1,000	Secom Techno Service Co. Ltd. (b)	35,765
17,000	Seiko Corp. (b)	90,307

9,000	Sekisui Jushi Corp. (b)	59,291
19,000	Sekisui Plastics Co. Ltd. (b)	70,789
16,000	Senko Co. Ltd. (b)	59,080
9,000	Senshukai Co. Ltd. (b)	80,121
13,000	Shibusawa Warehouse Co. Ltd. (The) (b)	41,986
2,200	Shikoku Coca-Cola Bottling Co. Ltd. (b)	32,846
1,200	Shimizu Bank Ltd. (The) (b)	60,155
3,800	Shinkawa Ltd. (b)	75,294
12,100	Shinki Co. Ltd. (b)	103,108
22,000	Shinko Electric Co. Ltd. (b)	63,803
27,000	Shinwa Kaiun Kaisha Ltd. (b)	87,630
15,000	Shiroki Corp. (b)	42,573
4,900	Sho-Bond Corp. (b)	45,782
18,000	Shochiku Co. Ltd. (b)	125,429
32,000	Showa Sangyo Co. Ltd. (b)	94,820
3,000	Sinanen Co. Ltd. (b)	17,239
8,000	Sodick Co. Ltd. (b)	70,066
16,000	SSP Co. Ltd. (b)	109,910
5,000	ST Chemical Co. Ltd. (b)	67,740
2,200	Sugi Pharmacy Co. Ltd. (b)	60,228
3,300	Sumida Corp. (b)	73,507
28,000	Sumitomo Coal Mining Co. Ltd. (b)	37,621
41,000	Sumitomo Light Metal Industries Ltd. (b)	69,186
1,500	Sumitomo Titanium Corp. (b)	128,341
6,000	Suntelephone Co. Ltd. (b)	46,201
6,800	T Hasegawa Co. Ltd. (b)	117,152
13,000	T RAD Co. Ltd. (b)	58,558
6,300	Tachi-S Co. Ltd. (b)	76,007
8,000	Taihei Dengyo Kaisha Ltd. (b)	53,964
7,000	Taikisha Ltd. (b)	97,496
47	Taito Corp. (b)	69,702
3,300	Takamatsu Corp. (b)	134,701
11,900	Takara Co. Ltd. (b)	54,697
16,000	Takasago International Corp. (b)	81,870
16,000	Takasago Thermal Engineering Co. Ltd. (b)	113,252
3,000	Takigami Steel Construction Co. Ltd. (The) (b)	25,150
11,000	Takiron Co. Ltd. (b)	53,295
4,300	Tecmo Ltd. (b)	50,377
4,000	Teikoku Piston Ring Co. Ltd. (b)	45,865
29,000	Tekken Corp. (b)	56,075
5,800	Tenma Corp. (b)	115,869
35,000	Toa Corp. (b)	77,029
3,000	Tocalo Co. Ltd. (b)	64,914
9,000	Toho Real Estate Co. Ltd. (b)	47,749
24,000	Toho Tenax Co. Ltd. (b)	86,718
23,000	Toho Zinc Co. Ltd. (b)	63,048
13,000	Tohoku Bank Ltd. (The) (b)	37,873
35,000	Tokai Carbon Co. Ltd. (b)	144,319
13,000	Tokai Corp. (b)	57,642
13,000	Tokushima Bank Ltd. (The) (b)	110,369
15	Tokyo Electron Device Ltd. (b)	37,011
14,000	Tokyo Kikai Seisakusho Ltd. (b)	41,980
11,000	Tokyo Rakutenchi Co. Ltd. (b)	47,147
15,000	Tomoku Co. Ltd. (b)	41,206
6,000	Topre Corp. (b)	47,318
23,000	Toshiba Ceramics Co. Ltd. (b)	68,319
17,000	Toshiba Plant Systems & Services Corp. (b)	85,986

17,000	Tottori Bank Ltd. (The) (b)	55,715
4,500	Touei Housing Corp. (b)	110,510
37,000	Toyo Tire & Rubber Co. Ltd. (b)	132,616
8,500	Tsubaki Nakashima Co. Ltd. (b)	106,257
37,000	Tsubakimoto Chain Co (b)	166,273
3,300	Unimat Offisco Corp. (b)	40,796
2,500	Union Tool Co (b)	78,981
23,000	Wakachiku Construction Co. Ltd. (b)	50,666
5,500	WATAMI Co. Ltd. (b)	47,803
9,000	Yamato Kogyo Co. Ltd. (b)	108,103
8,000	Yokohama Reito Co. Ltd. (b)	66,771
3,700	Yokowo Co. Ltd. (b)	40,004
5,000	Yomeishu Seizo Co. Ltd. (b)	44,261
14,000	Yomiuri Land Co. Ltd. (b)	78,961
7,000	Yondenko Corp. (b)	39,590
4,500	Yonekyu Corp. (b)	51,407
31,000	Yuasa Trading Co. Ltd. (b)	51,326
15,000	Yurtec Corp. (b)	91,350
2,400	Yushin Precision Equipment Co. Ltd. (b)	39,363
6,400	Zenrin Co. Ltd. (b)	96,904
4,600	Zensho Co. Ltd. (b)	81,504
5,000	ZERIA Pharmaceutical Co. Ltd. (b)	51,482
4,200	Zuken, Inc. (b)	41,040

		19,367,687

NETHERLANDS (1.0%)
5,324	Aalberts Industries NV (b)	253,119
11,552	ASM International NV (b)	157,282
5,006	Boskalis Westminster (b)	182,682
4,451	Brunel International (b)	64,291
29,395	Buhrmann NV (b)	261,463
5,831	Crucell (b)	102,220
795	Eriks Group NV (b)	57,765
2,822	Exact Holding NV (b)	92,414
152,816	Hagemeyer NV (b)	345,256
5,425	Imtech NV (b)	180,411
2,480	Koninklijke BAM Groep NV (b)	137,163
6,156	Koninklijke Vopak NV (b)	146,542
3,396	OPG Groep NV (b)	219,293
14,105	Pharming Group NV (b)	59,584
1,362	Sligro Food Group NV (b)	56,770
8,090	Stork NV (b)	297,010
642	Twentsche Kabel (b)	28,524
4,578	United Services Group NV (b)	139,850
4,555	Univar NV (b)	143,490
132,351	Versatel Telecom International NV (b)	303,245

		3,228,374

NEW ZEALAND (0.1%)
4,794	New Zealand Refining Co. Ltd. (The) (b)	112,853
15,224	Nuplex Industries Ltd. (b)	39,564
15,246	Ryman Healthcare Ltd. (b)	38,081
15,128	Sanford Ltd. (b)	46,531
16,969	Steel & Tube Holdings Ltd. (b)	51,467
9,439	Waste Management NZ Ltd. (b)	40,815

		329,311

NORWAY (0.1%)
7,600	Aktiv Kapital ASA (b)	113,359
13,800	EDB Business Partner ASA (b)	102,172

425	Ganger Rolf A/S (b)	23,677
3,000	Veidekke ASA (b)	61,815
6,400	Visma ASA (b)	72,053

		373,076

PORTUGAL (0.0%)
9,879	Semapa-Sociedade de Investimento e Gestao (b)	60,569
12,438	SONAECOM - SGPS SA (b)	61,218

		121,787

SINGAPORE (0.3%)
137,000	Allgreen Properties Ltd. (b)	98,871
248,000	Ascott Group Ltd. (The) (b)	81,790
177,000	Chuan Hup Holdings Ltd. (b)	77,681
15,550	Creative Technology Ltd. (b)	133,078
105,000	GES International Ltd. (b)	43,674
27,000	Goodpack Ltd. (b)	22,164
63,000	Hong Leong Asia Ltd. (b)	44,689
46,000	Hotel Properties Ltd. (b)	42,695
65,000	Jurong Technologies Industrial Corp. Ltd. (b)	65,825
45,000	Raffles Holdings Ltd. (b)	19,040
11,000	Robinson & Co. Ltd. (b)	40,292
43,000	SBS Transit Ltd. (b)	61,100
61,000	Singapore Food Industries Ltd. (b)	39,543
38,000	Unisteel Technology Ltd. (b)	38,449
18,000	United Engineers Ltd. (b)	19,771
31,000	UOB-Kay Hian Holdings Ltd. (b)	19,726

		848,388

SPAIN (0.2%)
1,328	Abengoa SA (b)	14,224
176	Construcciones y Auxiliar de Ferrocarriles SA (b)	18,245
3,432	Cortefiel SA (b)	62,884
323	Electrificaciones del Norte (b)	17,955
24,192	Ercros SA (b)	30,477
697	Pescanova SA (b)	16,152
3,655	Prosegur Cia de Seguridad SA (b)	80,295
16,163	Telepizza (b)	32,224
8,800	Tubacex SA (b)	30,112
22,000	Zeltia SA (b)	182,693

		485,261

SWEDEN (0.4%)
42,000	Boliden AB (b)	174,268
2,000	Capio AB (b)	30,952
2,600	D Carnegie AB (b)	26,920
1,400	Elekta AB - Class B (b)	49,107
5,800	Haldex AB (b)	97,844
4,500	Hoganas AB (b)	118,926
19,000	Intentia International AB - Class B (b)	32,983
3,400	Lindex AB (b)	148,329
8,700	Micronic Laser Systems AB (b)	85,857
4,000	Nibe Industrier AB - Class B (b)	120,518
1,300	Nobia AB (b)	20,827
11,000	Peab AB (b)	120,107
59,000	Telelogic AB (b)	117,051
84,000	WM-data AB - Class B (b)	213,110

		1,356,799

SWITZERLAND (1.1%)
5,281	Actelion NV (b)	564,922
428	Allreal Holding AG (b)	40,089
5,613	Ascom Holding AG (b)	89,523
1,025	Banque Cantonale Vaudoise (b)	237,123
638	Barry Callebaut AG (b)	162,796
58	Belimo Holding AG (b)	34,869
6,899	Berna Biotech AG (b)	51,077
713	Berner Kantonalbank (b)	113,509
2,250	Charles Voegele Holding AG (b)	136,029
84	Hiestand Holding AG (b)	66,310
483	Kaba Holding AG - Class B (b)	131,340
10,619	Kudelski SA (b)	350,275
684	Kuoni Reisen Holding AG (b)	268,108
553	Leica Geosystems AG (b)	158,756
3,682	Saurer AG (b)	228,655
436	Siegfried Holding AG (b)	51,838
669	Sika AG (b)	486,745
151	Swiss National Insurance Co. (b)	78,100
2,779	Tecan Group AG (b)	82,168
532	Unique Zurich Airport (b)	78,116
46	Vaudoise D’electricite - Class B (b)	45,599
60	Zehnder Group AG - Class B (b)	77,277

		3,533,224

UNITED KINGDOM (3.4%)
41,497	Abbot Group Plc (b)	168,650
8,596	Aberdeen Asset Management Plc (b)	19,584
39,223	Aga Foodservice Group Plc (b)	211,120
14,163	Aggreko Plc (b)	49,647
20,140	Autonomy Corp. Plc (b)	78,495
18,498	Bodycote International (b)	55,440
1,915	BSS Group Plc (b)	36,056
10,601	Cambridge Antibody Technology Group Plc (b)	113,551
20,763	Capital & Regional Plc (b)	276,520
49,893	Carillion Plc (b)	225,639
7,437	Charles Stanley Group Plc (b)	37,055
26,750	Charter Plc (b)	127,727
52,215	Christian Salvesen Plc (b)	59,210
4,942	CLS Holdings Plc (b)	39,353
2,082	Croda International (b)	14,736
4,982	Daejan Holdings (b)	263,749
31,525	Dairy Crest Group Plc (b)	262,744
10,989	Dana Petroleum Plc (b)	117,807
21,772	DE Vere Group Plc (b)	214,964
9,949	Derwent Valley Holdings Plc (b)	200,785
10,261	Domestic & General Group (b)	177,705
119,309	DS Smith Plc (b)	344,419
4,500	East Surrey Holdings Plc (b)	45,757
81,897	Enodis Plc (b)	151,094
11,172	Filtronic Plc (b)	42,770
17,147	First Technology Plc (b)	98,197
13,270	Forth Ports Plc (b)	323,309
19,272	Grainger Trust Plcty (b)	139,614
10,526	Great Portland Estates Plc (b)	66,360
10,119	Gresham Computing Plc (b)	38,307
108,988	Halma Plc (b)	303,899
25,455	Headlam Group Plc (b)	195,463
9,757	Holidaybreak Plc (b)	120,096
17,525	Homeserve Plc (b)	290,332
8,255	Huntleigh Technology Plc (b)	57,779

37,129	Imagination Technologies Group Plc (b)	41,996
10,464	John Menzies Plc (b)	114,783
69,656	London Merchant Securities Plc (b)	272,997
30,853	London Scottish Bank Plc (b)	63,729
5,675	Luminar Plc (b)	52,603
24,294	Marshalls Plc (b)	135,959
31,308	Mccarthy & Stone Plc (b)	326,721
119,321	MFI Furniture Plc (b)	232,249
60,767	Morgan Crucible Co. (b)	197,906
27,575	Mowlem Plc (b)	100,626
13,494	Mucklow (A & J) Group Plc (b)	91,343
13,796	N Brown Group Plc (b)	28,865
87,282	Northgate Information Solutions Plc (b)	111,222
17,780	Northgate Plc (b)	276,125
92,523	Paladin Resources Plc (b)	322,201
92,738	PHS Group Plc (b)	146,131
1,299	Pillar Property Group Plc (b)	18,678
49,551	Redrow Plc (b)	326,024
6,250	Renishaw Plc (b)	73,311
7,238	Restaurant Group Plc (b)	17,210
20,667	Rotork Plc (b)	183,642
15,511	Savills Plc (b)	188,676
20,500	Shaftesbury Plc (b)	133,653
160,818	Skyepharma Plc (b)	169,412
1,218	Soco International Plc (b)	11,104
7,163	Spectris Plc (b)	65,143
7,034	Spirax-Sarco Engineering Plc (b)	88,899
18,274	Spirent Plc (b)	14,583
54,276	SSL International Plc (b)	285,193
8,500	ST Modwen Properties Plc (b)	63,446
8,421	Ultra Electronics Holdings Plc (b)	120,371
6,998	Umeco Plc (b)	57,831
34,395	Unite Group Plc (b)	187,658
9,775	Vardy Plc (b)	86,708
22,798	Victrex Plc (b)	182,055
6,330	Wembley Plc (b)	91,271
3,900	Wetherspoon (J.D.) Plc (b)	18,664
25,456	Whatman Plc (b)	117,102
15,256	Wincanton Plc (b)	68,532
5,037	Workspace Group Plc (b)	23,218
88,372	Xansa Plc (b)	151,117
30,967	Yule Catto & Co. Plc (b)	143,187

		10,370,077

UNITED STATES (25.1%)
6,800	@Road, Inc. (b)	23,052
645	1-800 Contacts, Inc. (b)	12,094
4,000	1-800-Flowers.com, Inc. - Class A (b)	26,800
9,500	21st Century Insurance Group (b)	125,210
26,615	3Com Corp. (b)	83,837
1,800	4Kids Entertainment, Inc. (b)	36,288
7,200	99 Cents Only Stores (b)	79,776
4,100	AAR Corp. (b)	60,393
5,200	Aaron Rents, Inc. (b)	114,192
2,200	Abiomed, Inc. (b)	22,330
2,400	Able Laboratories, Inc. (b)	57,216
6,200	ABM Industries, Inc. (b)	112,654
2,700	AC Moore Arts & Crafts, Inc. (b)	70,227

4,100	Acadia Realty Trust (b)	65,805
400	Accredited Home Lenders Holding Co. (b)	15,892
1,600	Actel Corp. (b)	22,448
1,200	Action Performance Cos., Inc. (b)	12,708
5,500	ActivCard Corp. (b)	28,765
3,200	Actuant Corp. - Class A (b)	136,288
2,800	Administaff, Inc. (b)	38,276
4,300	Adolor Corp. (b)	38,227
9,300	Adtran, Inc. (b)	192,788
2,100	Advanced Digital Information Corp. (b)	14,511
4,500	Advanced Energy Industries, Inc. (b)	47,610
4,500	Advanced Medical Optics, Inc. (b)	166,410
2,300	Advanced Neuromodulation Systems, Inc. (b)	69,253
1,200	Advanta Corp. - Class A (b)	27,072
2,300	Advanta Corp. - Class B (b)	56,465
4,500	Advent Software, Inc. (b)	80,280
3,200	Advo, Inc. (b)	92,192
2,300	Affordable Residential Communities (b)	29,394
2,900	Aftermarket Technology Corp. (b)	44,834
6,700	Agile Software Corp. (b)	44,019
1,100	Agilysys, Inc. (b)	14,542
9,000	Airtran Holdings, Inc. (b)	74,700
13,200	AK Steel Holding Corp. (b)	95,700
2,100	Alabama National Bancorp (b)	120,078
2,600	Alaska Air Group, Inc. (b)	69,342
600	Albany International Corp. - Class A (b)	18,816
1,100	Albany Molecular Research, Inc. (b)	10,379
2,000	Aleris International, Inc. (b)	42,920
100	Alexander’s, Inc. (b)	22,947
1,300	Alexandria Real Estate Equities, Inc. (b)	89,466
3,000	Alexion Pharmaceuticals, Inc. (b)	62,220
4,718	Alfa Corp. (b)	65,014
3,300	Allete, Inc. (b)	137,511
2,750	Alliance Imaging, Inc. (b)	28,710
2,800	Alliance One International, Inc. (b)	16,660
4,656	Allscripts Healthcare Solutions, Inc. (b)	60,947
3,800	AMCOL International Corp. (b)	72,618
3,100	Amcore Financial, Inc. (b)	79,856
2,100	Amedisys, Inc. (b)	63,021
8,800	Amegy Bancorp, Inc. (b)	146,080
300	America Service Group, Inc. (b)	6,816
870	America’s Car Mart, Inc. (b)	18,392
5,500	American Axle & Manufacturing Holdings, Inc. (b)	109,780
3,200	American Healthways, Inc. (b)	119,520
1,800	American Italian Pasta Co. - Class A (b)	42,588
6,231	American Medical Systems Holdings, Inc. (b)	108,793
300	American Physicians Capital, Inc. (b)	9,309
3,200	American Retirement Corp. (b)	47,488
1,100	American Science & Engineering, Inc. (b)	42,152
2,000	American States Water Co. (b)	50,800
1,100	American Superconductor Corp. (b)	9,625
1,699	American Woodmark Corp. (b)	54,096
3,400	Ameristar Casinos, Inc. (b)	167,620
1,000	Ameron International Corp. (b)	33,010
6,900	Amkor Technology, Inc. (b)	22,287
2,300	AMLI Residential Properties Trust (b)	64,216

3,100	AMN Healthcare Services, Inc. (b)	45,787
3,800	Amsurg Corp. (b)	98,382
1,600	Analogic Corp. (b)	66,736
2,200	Anaren, Inc. (b)	21,406
2,300	Anchor Bancorp Wisconsin, Inc. (b)	60,766
4,800	Anixter International, Inc. (b)	177,216
1,338	Ansoft Corp. (b)	31,042
3,800	Ansys, Inc. (b)	115,672
1,300	Anteon International Corp. (b)	54,340
6,000	Antigenics, Inc. (b)	43,080
2,300	AO Smith Corp. (b)	65,550
3,600	Apogee Enterprises, Inc. (b)	46,368
1,500	Applera Corp. - Celera Genomics Group (b)	13,800
1,600	Applied Films Corp. (b)	38,256
3,300	Applied Industrial Technologies, Inc. (b)	92,070
34,400	Applied Micro Circuits Corp. (b)	91,848
1,300	Applied Signal Technology, Inc. (b)	25,363
4,900	Apria Healthcare Group, Inc. (b)	147,490
7,700	aQuantive, Inc. (b)	85,470
22,700	Aquila, Inc. (b)	78,088
2,900	Arch Chemicals, Inc. (b)	74,762
1,800	Arctic Cat, Inc. (b)	42,624
2,600	ARGON ST, Inc. (b)	73,450
1,024	Argonaut Group, Inc. (b)	20,142
200	Ariad Pharmaceuticals, Inc. (b)	1,228
3,200	Arkansas Best Corp. (b)	100,896
1,200	Armor Holdings, Inc. (b)	42,012
3,900	Array Biopharma, Inc. (b)	24,258
12,100	Arris Group, Inc. (b)	91,839
5,500	Arrow International, Inc. (b)	182,270
2,000	Asbury Automotive Group, Inc. (b)	27,480
7,900	Aspect Communications Corp. (b)	67,229
2,600	Aspect Medical Systems, Inc. (b)	65,078
2,200	Astec Industries, Inc. (b)	51,260
1,700	ASV, Inc. (b)	60,758
16,600	Atari, Inc. (b)	44,156
600	Atherogenics, Inc. (b)	6,444
3,363	ATMI, Inc. (b)	77,063
3,200	ATP Oil & Gas Corp. (b)	65,504
1,900	Atwood Oceanics, Inc. (b)	108,433
11,400	AVANIR Pharmaceuticals - Class A (b)	34,656
3,450	Aviall, Inc. (b)	100,913
5,200	Avista Corp. (b)	87,308
6,500	Avocent Corp. (b)	163,410
4,100	Aztar Corp. (b)	111,971
2,100	Baldor Electric Co. (b)	52,290
300	Bancorpsouth, Inc. (b)	6,351
800	Bandag, Inc. (b)	34,752
700	Bank of the Ozarks, Inc. (b)	21,679
3,500	Bankunited Financial Corp. - Class A (b)	83,580
584	Banner Corp. (b)	14,571
3,100	Banta Corp. (b)	129,084
2,900	Barnes Group, Inc. (b)	83,375
1,100	Bassett Furniture Industries, Inc. (b)	21,604
6,500	BE Aerospace, Inc. (b)	78,910
1,000	Beasley Broadcasting Group, Inc. - Class A (b)	15,760
1,900	Bedford Property Investors (b)	40,451

1,900	BEI Technologies, Inc. (b)	43,700
2,400	Bell Microproducts, Inc. (b)	19,200
5,400	Benchmark Electronics, Inc. (b)	146,016
2,600	Berry Petroleum Co. (b)	121,472
2,000	Beverly Hills Bancorp, Inc. (b)	20,880
10,600	Big Lots, Inc. (b)	107,908
8,300	BioMarin Pharmaceuticals Inc (b)	49,219
1,300	BioMed Realty Trust, Inc. (b)	26,260
500	Biosite, Inc. (b)	28,500
2,100	BJ’s Restaurants, Inc. (b)	37,065
200	Black Box Corp. (b)	6,504
3,600	Black Hills Corp. (b)	123,408
421	Blair Corp. (b)	13,834
4,800	Blount International, Inc. (b)	71,088
1,600	Blue Coat Systems, Inc. (b)	23,040
3,800	Bluegreen Corp. (b)	52,706
600	Blyth, Inc. (b)	16,446
3,900	Bob Evans Farms, Inc. (b)	79,560
1,500	Bon-Ton Stores, Inc. (The) (b)	26,820
2,100	Bone Care International, Inc. (b)	54,201
10,400	Borland Software Corp. (b)	60,424
3,500	Boston Private Financial Holdings, Inc. (b)	78,190
2,200	Bottomline Technologies, Inc. (b)	29,458
3,400	Bowne & Co., Inc. (b)	44,268
3,700	Brady Corp. - Class A (b)	109,705
2,500	Brandywine Realty Trust (b)	70,750
5,800	Brigham Exploration Co. (b)	48,430
2,249	Brightpoint, Inc. (b)	47,499
27,500	Brocade Communications Systems, Inc. (b)	119,900
5,500	Brookline Bancorp, Inc. (b)	82,500
3,088	Brooks Automation, Inc. (b)	39,712
2,800	Brookstone, Inc. (b)	55,356
2,000	Brown Shoe Co., Inc. (b)	61,800
11,300	Bruker BioSciences Corp. (b)	36,838
800	Brush Engineered Materials, Inc. (b)	11,448
1,500	Buckeye Technologies, Inc. (b)	11,850
1,700	Building Material Holding Corp. (b)	93,398
4,900	Burlington Coat Factory Warehouse Corp. (b)	134,995
3,200	Cabot Microelectronics Corp. (b)	92,128
2,000	Cache, Inc. (b)	22,420
3,600	Calgon Carbon Corp. (b)	31,068
2,600	California Pizza Kitchen, Inc. (b)	59,280
1,500	California Water Service Group (b)	49,815
6,800	Callaway Golf Co. (b)	73,304
2,200	Callon Petroleum Co. (b)	29,898
13,600	Calpine Corp. (b)	24,344
2,500	Cambrex Corp. (b)	47,500
1,600	Cantel Medical Corp. (b)	42,576
5,500	Capital Automotive REIT (b)	186,890
100	Caraco Pharmaceutical Laboratories Ltd. (b)	831
600	Caraustar Industries, Inc. (b)	5,364
1,900	CARBO Ceramics, Inc. (b)	126,122
1,600	Carmike Cinemas, Inc. (b)	56,000
3,000	Carpenter Technology (b)	165,900
600	Cascade Corp. (b)	18,900
639	Cascade Natural Gas Corp. (b)	11,968
3,300	Casella Waste Systems, Inc. - Class A (b)	38,907

5,584	Casey’s General Stores, Inc. (b)	94,258
3,700	Cash America International, Inc. (b)	54,945
4,200	Casual Male Retail Group, Inc. (b)	27,762
5,200	Catalina Marketing Corp. (b)	120,900
2,000	Catapult Communications Corp. (b)	29,560
800	Cathay General Bancorp (b)	26,296
2,500	Cato Corp. (The) (b)	64,250
1,900	CCC Information Services Group (b)	44,327
800	CDI Corp. (b)	17,688
3,700	CEC Entertainment, Inc. (b)	133,940
1,500	Cedar Shopping Centers, Inc. (b)	20,700
6,400	Cell Therapeutics, Inc. (b)	24,640
4,100	Centene Corp. (b)	114,185
10,900	Centennial Communications Corp. (b)	125,350
500	Central European Distribution Corp. (b)	18,560
2,500	Central Garden and Pet Co. (b)	103,975
3,800	Central Pacific Financial Corp. (b)	123,880
400	Central Parking Corp. (b)	6,540
1,266	Century Aluminum Co. (b)	29,498
7,700	Century Business Services, Inc. (b)	27,412
3,100	Cenveo, Inc. (b)	24,211
5,336	Cepheid, Inc. (b)	47,811
1,700	CH Energy Group, Inc. (b)	72,505
8,700	Champion Enterprises, Inc. (b)	82,128
2,800	Charlotte Russe Holding, Inc. (b)	29,932
11,199	Charming Shoppes (b)	83,321
2,400	Chattem, Inc. (b)	98,736
4,100	Checkpoint Systems, Inc. (b)	64,903
800	Chemed Corp. (b)	56,672
2,538	Chemical Financial Corp. (b)	76,038
2,300	Chesapeake Corp. (b)	44,666
3,300	Childrens Place (b)	122,793
3,900	Chiquita Brands International, Inc. (b)	97,695
5,800	Chittenden Corp. (b)	145,638
3,500	Christopher & Banks Corp. (b)	54,670
1,400	Ciber, Inc. (b)	10,892
300	Cincinnati Bell, Inc. (b)	1,200
100	CIRCOR International, Inc. (b)	2,381
4,700	Citizens, Inc. (b)	24,440
1,946	City Holding Co. (b)	62,583
6,900	CKE Restaurants, Inc. (b)	102,396
3,200	Clarcor, Inc. (b)	161,952
2,300	Clark, Inc. (b)	31,855
1,600	Clean Harbors, Inc. (b)	26,560
5,500	Cleco Corp. (b)	112,310
2,600	Cleveland-Cliffs, Inc. (b)	150,826
2,700	CNA Surety Corp. (b)	35,478
15,240	CNET Networks, Inc. (b)	151,105
1,000	CNS, Inc. (b)	18,790
500	Coachmen Industries, Inc. (b)	5,745
700	Cogent Communications Group, Inc. (b)	9,401
1,800	Cognex Corp. (b)	39,312
3,600	Coherent, Inc. (b)	115,488
2,900	Cohu, Inc. (b)	51,765
3,500	Colonial Properties Trust (b)	135,275
1,225	Columbia Banking System, Inc. (b)	28,751
5,000	Comfort Systems USA, Inc. (b)	35,700

3,500	Commercial Federal Corp. (b)	91,385
5,800	Commercial Net Lease Realty (b)	110,084
2,700	Commonwealth Telephone Enterprises, Inc. (b)	125,442
2,400	CommScope, Inc. (b)	33,888
3,400	Community Bank System, Inc. (b)	75,242
3,767	CompuCredit Corp. (b)	99,788
1,400	Computer Programs & Systems, Inc. (b)	44,226
4,200	Comstock Resources, Inc. (b)	106,260
2,600	Comtech Telecommunications Corp. (b)	91,286
3,200	Conceptus, Inc. (b)	19,552
3,800	Conmed Corp. (b)	112,936
3,500	Connetics Corp. (b)	76,055
1,800	Consolidated Graphics, Inc. (b)	82,620
7,800	Continental Airlines, Inc. - Class B (b)	92,352
6,300	Cooper Tire & Rubber Co. (b)	109,935
11,200	Corinthian Colleges, Inc. (b)	159,152
3,000	Corporate Office Properties Trust (b)	78,900
5,000	Corrections Corp. of America (b)	189,250
2,488	Corus Bankshares, Inc. (b)	121,489
3,000	Cost Plus, Inc. (b)	69,570
2,300	CoStar Group, Inc. (b)	90,965
1,400	Cousins Properties, Inc. (b)	37,800
1,400	Covenant Transport, Inc. - Class A (b)	18,788
8,600	Credence Systems Corp. (b)	54,094
10,100	Crescent Real Estate Equities Co. (b)	169,680
2,946	Cross Country Healthcare, Inc. (b)	47,460
1,000	CRT Properties, Inc. (b)	23,090
1,300	CSG Systems International (b)	22,347
5,800	CSK Auto Corp. (b)	89,958
1,800	CT Communications, Inc. (b)	20,664
1,600	CTS Corp. (b)	16,880
900	Cubic Corp. (b)	15,831
6,600	Cubist Pharmaceuticals, Inc. (b)	59,730
6,700	Cumulus Media, Inc. - Class A (b)	86,966
4,170	CV Therapeutics, Inc. (b)	82,649
7,500	CVB Financial Corp. (b)	129,000
3,800	Cyberguard Corp. (b)	18,506
3,000	Cyberonics, Inc. (b)	113,070
3,899	Cymer, Inc. (b)	96,656
700	Cypress Bioscience, Inc. (b)	7,210
16,900	Cypress Semiconductor Corp. (b)	202,630
100	Daktronics, Inc. (b)	2,036
7,900	Darling International, Inc. (b)	30,652
1,900	Datascope Corp. (b)	54,568
3,100	Delphi Financial Group - Class A (b)	128,712
4,800	Delta & Pine Land Co. (b)	120,960
16,200	Delta Air Lines, Inc. (b)	53,298
5,600	Delta Petroleum Corp. (b)	62,608
1,600	Deltic Timber Corp. (b)	56,720
4,700	Dendrite International, Inc. (b)	72,474
900	Department 56 (b)	11,736
5,500	DeVry, Inc. (b)	125,400
3,600	Diagnostic Products Corp. (b)	174,600
4,500	DiamondCluster International, Inc. (b)	56,025
600	Digene Corp. (b)	11,430
1,000	Digi International, Inc. (b)	10,650
5,400	Digital Angel Corp. (b)	23,652

1,115	Digital Insight Corp. (b)	22,378
4,100	Digital River, Inc. (b)	109,060
2,400	Digital Theater Systems, Inc. (b)	40,560
9,200	Digitas, Inc. (b)	91,724
2,000	Dionex Corp. (b)	85,900
1,000	Discovery Laboratories, Inc. (b)	5,680
3,600	Ditech Communications Corp. (b)	40,716
100	Diversa Corp. (b)	525
1,200	DJ Orthopedics, Inc. (b)	30,180
3,000	Dollar Thrifty Automotive Group (b)	101,550
1,600	Donegal Group, Inc. - Class A (b)	29,824
4,900	Dot Hill Systems Corp. (b)	23,128
14,700	DoubleClick, Inc. (b)	118,188
1,000	Dov Pharmaceutical, Inc. (b)	15,580
100	Dover Motorsports, Inc. (b)	457
3,300	Dress Barn, Inc. (b)	56,760
1,400	Drew Industries, Inc. (b)	53,032
1,700	Dril-Quip, Inc. (b)	49,555
2,900	DSP Group, Inc. (b)	69,890
7,800	Duquesne Light Holdings, Inc. (b)	137,202
6,300	Dycom Industries, Inc. (b)	146,538
355	Dynamex, Inc. (b)	6,365
7,000	Dynegy, Inc. - Class A (b)	23,450
9,700	E.piphany, Inc. (b)	29,779
1,000	Eagle Materials, Inc. (b)	73,240
1,100	Eagle Materials, Inc. (b)	82,775
18,600	Earthlink, Inc. (b)	170,748
2,700	Eastgroup Properties (b)	101,250
2,800	eCollege.com, Inc. (b)	31,192
2,300	Edge Petroleum Corp. (b)	32,235
2,600	EDO Corp. (b)	77,558
5,100	eFunds Corp. (b)	111,486
5,600	El Paso Electric Co. (b)	109,256
3,500	Electro Rent Corp. (b)	42,140
3,600	Electro Scientific Industries, Inc. (b)	59,508
2,916	Electronics Boutique Holdings Corp. (b)	162,509
6,300	Electronics for Imaging (b)	103,446
2,902	Elizabeth Arden, Inc. (b)	63,554
2,500	ElkCorp (b)	68,750
1,800	EMCOR Group, Inc. (b)	80,424
6,700	Emmis Communications Corp. - Class A (b)	103,381
2,500	Empire District Electric Co. (The) (b)	55,200
10,200	Emulex Corp. (b)	158,406
3,400	Encore Acquisition Co. (b)	124,848
5,200	Encore Medical Corp. (b)	21,684
400	Encore Wire Corp. (b)	3,640
7,500	Encysive Pharmaceuticals, Inc. (b)	73,200
700	Endeavour International Corp. (b)	2,506
3,100	Energy Conversion Devices, Inc. (b)	69,874
4,600	Energy Partners Ltd. (b)	105,156
600	EnergySouth, Inc. (b)	16,074
5,100	Engineered Support Systems, Inc. (b)	180,132
2,500	Ennis, Inc. (b)	38,750
2,100	EnPro Industries, Inc. (b)	52,815
9,500	Entegris, Inc. (b)	81,795
100	Entertainment Properties Trust (b)	4,320
1,400	Entravision Communications Corp. - Class A (b)	11,018

7,900	Entrust, Inc. (b)	29,862
3,400	Enzo Biochem, Inc. (b)	46,308
6,400	Epicor Software Corp. (b)	70,464
2,000	EPIQ Systems, Inc. (b)	30,340
2,900	Equinix, Inc. (b)	101,442
2,409	Equity Inns, Inc. (b)	27,125
2,100	Equity Lifestyle Properties, Inc. (b)	76,860
8,200	Equity One, Inc. (b)	171,708
6,500	eResearch Technology, Inc. (b)	73,840
1,600	ESCO Technologies, Inc. (b)	117,312
4,300	eSpeed, Inc. - Class A (b)	37,152
2,900	Essex Property Trust, Inc. (b)	220,254
3,200	Esterline Technologies Corp. (b)	103,424
4,400	Ethan Allen Interiors, Inc. (b)	132,572
4,100	Euronet Worldwide, Inc. (b)	121,196
7,900	Evergreen Solar, Inc. (b)	43,174
5,300	Exar Corp. (b)	67,257
1,700	Excel Technology, Inc. (b)	35,683
1,800	Exelixis, Inc. (b)	12,330
6,500	ExpressJet Holdings, Inc. (b)	57,720
3,000	Extra Space Storage, Inc. (b)	39,000
15,500	Extreme Networks (b)	68,975
5,900	Factset Research Systems, Inc. (b)	163,784
1,200	FalconStor Software, Inc. (b)	6,804
900	FARO Technologies, Inc. (b)	24,165
2,940	FBD Holdings Plc (b)	86,081
300	FBL Financial Group, Inc. - Class A (b)	7,860
600	Federal Signal Corp. (b)	8,418
3,500	FEI Co. (b)	63,105
2,300	FelCor Lodging Trust, Inc. (b)	28,152
4,600	Ferro Corp. (b)	83,352
2,794	Fidelity Bankshares, Inc. (b)	64,430
600	Filenet Corp. (b)	15,900
1,500	Financial Federal Corp. (b)	52,950
2,600	FindWhat.com (b)	21,892
5,300	Finish Line - Class A (b)	95,506
4,000	First Acceptance Corp. (b)	40,000
2,200	First Cash Financial Services, Inc. (b)	42,988
3,800	First Charter Corp. (b)	82,232
4,100	First Commonwealth Financial Corp. (b)	53,956
2,000	First Community Bancorp, Inc. (b)	82,700
458	First Community Bancshares, Inc. (b)	12,675
5,400	First Financial Bancorp (b)	93,366
1,600	First Financial Holdings, Inc. (b)	42,592
3,800	First Horizon Pharmaceutical Corp. (b)	68,818
1,200	First Indiana Corp. (b)	29,760
4,300	First Industrial Realty Trust, Inc. (b)	164,260
1,004	First Merchants Corp. (b)	25,522
4,284	First Midwest Bancorp, Inc. (b)	139,915
10,400	First Niagara Financial Group, Inc. (b)	130,416
300	First Place Financial Corp. (b)	5,259
3,100	First Republic Bank (b)	96,999
392	First State Bancorporation (b)	6,860
1,700	FirstFed Financial Corp. (b)	86,071
4,800	Flagstar Bancorp, Inc. (b)	91,392
3,600	Flanders Corp. (b)	35,748
5,700	Fleetwood Enterprises, Inc. (b)	43,548

4,000	Florida East Coast Industries (b)	170,400
1,200	Flowers Foods, Inc. (b)	34,608
3,200	Flowserve Corp. (b)	88,832
1,371	Flushing Financial Corp. (b)	22,430
2,900	FNB Corp. (b)	54,955
4,800	Formfactor, Inc. (b)	109,632
1,000	Forrester Research, Inc. (b)	14,940
5,800	Forward Air Corp. (b)	139,548
17,800	Foundry Networks, Inc. (b)	149,520
700	Fpic Insurance Group, Inc. (b)	19,362
800	Franklin Bank Corp. (b)	13,448
4,900	Fred’s, Inc. (b)	70,756
4,500	Frontier Airlines, Inc. (b)	43,695
3,300	Frontier Oil Corp. (b)	138,864
5,600	FTI Consulting, Inc. (b)	123,648
6,700	FuelCell Energy, Inc. (b)	53,600
1,500	Furniture Brands International, Inc. (b)	29,070
1,310	G&K Services, Inc. - Class A (b)	50,278
900	Gabelli Asset Management, Inc. - Class A (b)	35,928
2,700	GameStop Corp. - Class A (b)	66,447
2,600	Gardner Denver, Inc. (b)	95,004
10,800	Gartner, Inc. - Class A (b)	91,152
2,700	Gartner, Inc. - Class B (b)	22,680
5,000	Gateway, Inc. (b)	17,050
4,400	General Cable Corp. (b)	53,460
7,100	General Communication, Inc. - Class A (b)	59,924
2,400	Genesco, Inc. (b)	61,752
3,100	Genesee & Wyoming, Inc. - Class A (b)	74,338
2,400	Genesis HealthCare Corp. (b)	95,760
1,600	Genesis Microchip, Inc. (b)	22,896
1,700	Genlyte Group, Inc. (b)	134,878
1,300	Geo Group, Inc. (The) (b)	34,138
4,100	Georgia Gulf Corp. (b)	151,331
5,800	Geron Corp. (b)	35,786
2,800	Gevity HR, Inc. (b)	44,940
1,200	Giant Industries, Inc. (b)	31,332
3,500	Gibraltar Industries, Inc. (b)	73,535
3,100	Glacier Bancorp, Inc. (b)	82,987
4,900	Glatfelter (b)	58,457
4,500	Glenborough Realty Trust, Inc. (b)	92,430
1,700	Glimcher Realty Trust (b)	42,789
3,000	Global Imaging Systems, Inc. (b)	104,070
1,000	Global Power Equipment Group, Inc. (b)	9,060
2,900	Global Signal, Inc. (b)	86,536
2,200	Goodrich Petroleum Corp. (b)	37,268
4,700	Granite Construction, Inc. (b)	106,126
2,500	Gray Television, Inc. (b)	32,875
2,500	Great Atlantic & Pacific Tea Co. (b)	39,200
6,400	Greater Bay Bancorp (b)	161,024
900	Greg Manning Auctions, Inc. (b)	8,667
23,600	Grey Wolf, Inc. (b)	141,600
4,000	Griffon Corp. (b)	76,760
3,000	Group 1 Automotive, Inc. (b)	75,450
5,400	GSI Commerce, Inc. (b)	78,300
600	Guess?, Inc. (b)	7,812
3,200	Guitar Center, Inc. (b)	157,920
1,600	Gulf Island Fabrication, Inc. (b)	33,664

2,800	Gulfmark Offshore, Inc. (b)	62,664
4,300	Gymboree Corp. (b)	49,149
2,700	Haemonetics Corp. (b)	115,479
3,488	Hain Celestial Group, Inc. (b)	61,912
3,078	Hancock Holding Co. (b)	91,786
2,600	Handleman Co. (b)	45,110
10,200	Hanover Co.mpressor Co. (b)	105,774
2,100	Harbor Florida Bancshares, Inc. (b)	72,660
3,523	Harleysville Group, Inc. (b)	73,243
8,700	Harmonic, Inc. (b)	47,937
1,900	Harris Interactive, Inc. (b)	7,904
5,000	Hartmarx Corp. (b)	43,150
5,000	Harvest Natural Resources, Inc. (b)	53,950
3,200	HB Fuller Co. (b)	97,024
1,200	Headwaters, Inc. (b)	38,364
4,400	HealthExtras, Inc. (b)	72,820
1,900	HealthTronics, Inc. (b)	23,560
7,300	Heartland Express, Inc. (b)	135,342
11,700	Hecla Mining Co. (b)	54,522
1,300	Heico Corp. (b)	24,674
200	Heico Corp. - Class A (b)	3,040
2,400	Heidrick & Struggles International, Inc. (b)	62,064
3,400	Helix Technology Corp. (b)	40,953
5,200	Heritage Property Investment Trust (b)	160,160
1,300	Herley Industries, Inc. (b)	23,569
700	Hexcel Corp. (b)	11,480
2,800	Hibbett Sporting Goods, Inc. (b)	75,516
4,100	Highwoods Properties, Inc. (b)	115,333
4,500	Hilb Rogal & Hobbs Co. (b)	157,545
5,900	Hollinger International, Inc. - Class A (b)	55,578
2,600	Hologic, Inc. (b)	92,508
900	Home Properties, Inc. (b)	37,665
3,800	Horace Mann Educators Corp. (b)	62,244
5,500	Hot Topic, Inc. (b)	109,945
800	Houston Exploration Co. (b)	40,752
2,300	Hudson United Bancorp (b)	78,798
4,600	Human Genome Sciences, Inc. (b)	47,564
2,676	Hutchinson Technology, Inc. (b)	99,119
2,300	Hydril (b)	120,980
5,300	Hypercom Corp. (b)	26,288
3,000	I-Flow Corp. (b)	42,660
1,000	IBERIABANK Corp. (b)	56,990
3,800	ICOS Corp. (b)	85,728
1,900	ICU Medical, Inc. (b)	67,317
3,700	IdaCorp., Inc. (b)	99,826
2,200	IDT Corp. (b)	29,612
1,700	IDT Corp. - Class B (b)	23,902
3,800	IDX Systems Corp. (b)	117,686
2,500	Ihop Corp. (b)	102,250
2,605	II-VI, Inc. (b)	37,017
4,611	IKON Office Solutions, Inc. (b)	39,885
3,978	Illumina, Inc. (b)	39,064
3,800	Imation Corp. (b)	132,506
500	Immucor, Inc. (b)	14,920
2,000	Independent Bank Corp. (b)	54,880
2,800	Independent Bank Corp. (b)	76,496
2,300	Infinity Property & Casualty Corp. (b)	74,635

2,200	Infocrossing, Inc. (b)	36,190
10,800	Informatica Corp. (b)	83,484
4,200	Infospace, Inc. (b)	130,158
2,300	infoUSA, Inc. (b)	25,254
4,800	Inland Real Estate Corp. (b)	73,680
4,800	Innkeepers USA Trust (b)	63,696
2,200	Input/Output, Inc. (b)	13,288
4,700	Insight Enterprises, Inc. (b)	85,070
1,412	Insituform Technologies, Inc. - Class A (b)	21,053
5,700	Inspire Pharmaceuticals, Inc. (b)	40,242
2,266	Integra Bank Corp. (b)	46,226
3,559	Integra LifeSciences Holdings Corp. (b)	126,095
7,468	Integrated Circuit Systems, Inc. (b)	136,440
12,300	Integrated Device Technology, Inc. (b)	131,610
4,100	Integrated Silicon Solutions, Inc. (b)	26,486
8,300	Intellisync Corp. (b)	22,410
3,300	Inter-Tel, Inc. (b)	62,832
6,600	Interdigital Communications Corp. (b)	107,976
3,500	Intergraph Corp. (b)	103,495
1,960	Intermagnetics General Corp. (b)	48,138
2,300	Intermix Media, Inc. (b)	8,993
3,400	InterMune, Inc. (b)	36,720
2,477	Internet Security Systems (b)	48,178
4,700	InterVoice, Inc. (b)	50,408
5,200	Interwoven, Inc. (b)	40,144
2,200	Intrado, Inc. (b)	27,742
2,900	Introgen Therapeutics, Inc. (b)	21,750
3,800	Invacare Corp. (b)	155,648
5,400	Investment Technology Group, Inc. (b)	102,654
4,200	INVESTools, Inc. (b)	18,060
3,200	Irwin Financial Corp. (b)	64,224
3,100	Isle of Capri Casinos, Inc. (b)	74,896
1,500	Ista Pharmaceuticals, Inc. (b)	11,415
2,502	Itron, Inc. (b)	90,247
9,500	iVillage, Inc. (b)	62,225
7,700	Ixia (b)	123,277
1,100	IXYS Corp. (b)	11,176
600	J Jill Group, Inc. (The) (b)	7,524
2,400	j2 Global Communications, Inc. (b)	85,728
1,602	Jack Henry & Associates, Inc. (b)	27,538
4,700	Jack in the Box, Inc. (b)	171,832
9,900	Jacuzzi Brands, Inc. (b)	89,595
3,243	Jakks Pacific, Inc. (b)	60,936
1,600	Jarden Corp. (b)	71,472
3,700	JDA Software Group, Inc. (b)	37,888
5,024	JJB Sports Plc (b)	17,820
6,000	JLG Industries, Inc. (b)	122,280
2,700	Jo-Ann Stores, Inc. (b)	68,310
1,000	John B. Sanfilippo & SON (b)	22,460
7,035	John Wood Group Plc (b)	19,910
4,200	Jones Lang LaSalle, Inc. (b)	157,500
1,500	JOS A Bank Clothiers, Inc. (b)	49,200
5,400	Journal Register Co. (b)	85,428
4,400	Jupitermedia Corp. (b)	55,924
2,845	K-Swiss, Inc. - Class A (b)	85,350
3,300	K2, Inc. (b)	41,976
400	Kadant, Inc. (b)	6,880

740	Kaman Corp. - Class A (b)	9,531
6,000	Kansas City Southern (b)	113,520
2,800	Kaydon Corp. (b)	76,832
4,800	KCS Energy, Inc. (b)	67,392
7,300	Keane, Inc. (b)	86,870
400	Keithley Instruments, Inc. (b)	5,556
3,100	Kellwood Co. (b)	79,174
3,600	Kelly Services, Inc. - Class A (b)	94,536
6,100	Kemet Corp. (b)	38,125
1,500	Kenneth Cole Productions, Inc. - Class A (b)	44,970
1,300	Kensey Nash Corp. (b)	35,724
1,161	Keryx Biopharmaceuticals, Inc. (b)	16,823
12,300	Key Energy Services, Inc. (b)	138,375
1,886	Keystone Automotive Industries, Inc. (b)	37,777
4,853	Kforce, Inc. (b)	38,727
3,400	KFX, Inc. (b)	37,060
2,900	Kimball International, Inc. - Class B (b)	33,031
4,800	Kindred Healthcare, Inc. (b)	157,920
3,200	Kirby Corp. (b)	130,368
12,900	Knight Trading Group, Inc. - Class A (b)	108,747
5,600	Knight Transportation, Inc. (b)	118,328
2,000	Komag, Inc. (b)	47,040
4,000	Korn/Ferry International (b)	57,600
7,800	Krispy Kreme Doughnuts, Inc. (b)	46,176
700	Kronos, Inc. (b)	27,335
2,837	Kulicke & Soffa Industries, Inc. (b)	14,497
1,000	KV Pharmaceutical Co. - Class A (b)	23,400
4,000	Kyphon, Inc. (b)	104,600
4,400	La Quinta Corp. (b)	38,280
1,700	La-Z-Boy, Inc. (b)	20,128
1,900	LabOne, Inc. (b)	66,652
5,300	Labor Ready, Inc. (b)	88,457
2,300	Laclede Group, Inc. (The) (b)	62,951
3,100	Lakes Entertainment, Inc. (b)	45,663
4,300	Lancaster Colony Corp. (b)	178,708
3,900	Lance, Inc. (b)	64,272
1,600	LandAmerica Financial Group, Inc. (b)	79,360
2,700	Landry’s Restaurants, Inc. (b)	70,200
2,400	LaSalle Hotel Properties (b)	72,912
2,600	Laserscope (b)	82,368
3,776	Lattice Semiconductor Corp. (b)	17,219
13,700	Lawson Software, Inc. (b)	72,336
2,000	LCA-Vision, Inc. (b)	78,380
1,660	Learning Tree International, Inc. (b)	21,182
1,500	LeCroy Corp. (b)	19,740
7,600	Lennox International, Inc. (b)	148,580
500	Levitt Corp. - Class A (b)	12,540
10,900	Lexar Media, Inc. (b)	49,377
3,400	Lexington Corporate Properties Trust (b)	78,132
1,800	Libbey, Inc. (b)	31,554
722	Liberty Corp. (b)	26,180
3,200	Lifecell Corp. (b)	38,400
1,300	Lifecore Biomedical, Inc. (b)	16,003
2,100	Lin TV Corp. - Class A (b)	32,739
1,400	Lincoln Electric Holdings, Inc. (b)	42,770
1,300	Linens ‘N Things, Inc. (b)	30,329
700	Lionbridge Technologies (b)	2,975

1,700	Lithia Motors, Inc. - Class A (b)	41,922
1,969	Lodgenet Entertainment Corp. (b)	32,055
1,900	LoJack Corp. (b)	27,455
2,400	Lone Star Steakhouse & Saloon, Inc. (b)	68,040
3,600	Lone Star Technologies, Inc. (b)	140,184
4,700	Longs Drug Stores Corp. (b)	170,845
5,700	Longview Fibre Co. (b)	105,336
1,800	LSI Industries, Inc. (b)	21,726
1,908	Luminex Corp. (b)	15,073
2,100	M&F Worldwide Corp. (b)	26,775
1,600	M/I Homes, Inc. (b)	73,120
3,800	MacDermid, Inc. (b)	115,330
6,300	Macrovision Corp. (b)	128,835
2,083	MAF Bancorp, Inc. (b)	84,112
3,500	Magellan Health Services, Inc. (b)	119,210
1,700	Maguire Properties, Inc. (b)	43,350
2,800	Main Street Banks, Inc. (b)	66,332
4,100	Manhattan Associates, Inc. (b)	77,408
3,700	Manitowoc Co. (b)	148,000
2,500	Marcus Corp. (b)	47,875
1,900	MarineMax, Inc. (b)	51,395
2,700	Martha Stewart Living Omnimedia - Class A (b)	54,621
6,700	Mastec, Inc. (b)	45,225
600	Matria Healthcare, Inc. (b)	16,578
3,793	Matthews International Corp. - Class A (b)	135,069
1,500	Mattson Technology, Inc. (b)	9,525
5,500	Maverick Tube Corp. (b)	159,995
2,800	MAXIMUS, Inc. (b)	85,960
8,500	Maxtor Corp. (b)	41,225
679	Maxygen, Inc. (b)	5,099
7,100	Maytag Corp. (b)	68,799
3,500	MB Financial, Inc. (b)	127,295
100	MBT Financial Corp. (b)	1,855
5,200	MCG Capital Corp. (b)	80,236
3,200	Mcgrath RentCorp. (b)	71,040
2,600	McMoRan Exploration Co. (b)	46,852
5,800	Medarex, Inc. (b)	41,064
2,500	Medcath Corp. (b)	69,125
1,800	Media General, Inc. - Class A (b)	110,304
9,287	Mediacom Communications Corp. - Class A (b)	51,357
2,000	Medicines Co. (b)	42,700
2,200	Men’s Wearhouse, Inc. (b)	90,794
5,000	Mentor Corp. (b)	183,500
2,900	Mercury Computer Systems, Inc. (b)	76,357
1,600	Merge Technologies, Inc. (b)	25,968
901	Meridian Bioscience, Inc. (b)	15,227
7,400	MeriStar Hospitality Corp. (b)	50,690
3,600	Merit Medical Systems, Inc. (b)	45,540
1,800	Merix Corp. (b)	14,148
3,400	Mesa Air Group, Inc. (b)	18,122
3,100	Metal Management, Inc. (b)	62,527
2,600	Metals USA, Inc. (b)	38,064
1,400	Metris Cos., Inc. (b)	16,968
2,400	Metrologic Instruments, Inc. (b)	32,208
2,300	MGE Energy, Inc. (b)	76,636
5,950	Micrel, Inc. (b)	55,930
4,700	Micros Systems, Inc. (b)	186,355

3,006	Microsemi Corp. (b)	50,862
714	MicroStrategy, Inc. - Class A (b)	31,080
6,500	Microtune, Inc. (b)	22,360
100	Mid-America Apartment Communities, Inc. (b)	3,823
3,000	Mid-State Bancshares (b)	73,140
2,100	Midas, Inc. (b)	45,402
1,000	Middleby Corp. (b)	44,040
8,400	Midway Games, Inc. (b)	77,196
2,300	Midwest Banc Holdings, Inc. (b)	41,630
2,400	Mikohn Gaming Corp. (b)	33,888
4,400	Mine Safety Appliances Co. (b)	157,080
2,600	Minerals Technologies, Inc. (b)	169,832
2,804	MIPS Technologies, Inc. (b)	19,628
6,300	MKS Instruments, Inc. (b)	93,240
1,800	Mobile Mini, Inc. (b)	63,108
2,800	Mobility Electronics, Inc. (b)	21,728
3,200	Modine Manufacturing Co. (b)	86,656
1,600	Modtech Holdings, Inc. (b)	12,816
400	Molecular Devices Corp. (b)	7,560
2,600	Monaco Coach Corp. (b)	36,868
3,200	MoneyGram International, Inc. (b)	62,080
1,700	Movado Group, Inc. (b)	27,319
3,200	Movie Gallery, Inc. (b)	86,496
11,100	MPS Group, Inc. (b)	88,689
800	MRO Software, Inc. (b)	10,232
14,400	MRV Communications, Inc. (b)	27,504
3,900	MTR Gaming Group, Inc. (b)	42,939
2,600	MTS Systems Corp. (b)	75,296
600	Mueller Industries, Inc. (b)	15,540
4,100	Myers Industries, Inc. (b)	39,401
3,300	Myriad Genetics, Inc. (b)	53,328
7,500	Nabi Biopharmaceuticals (b)	81,750
700	NACCO Industries, Inc. - Class A (b)	72,905
1,700	Nash Finch Co. (b)	60,129
4,300	National Penn Bancshares, Inc. (b)	96,406
2,000	Natures Sunshine Prods, Inc. (b)	29,980
4,100	Nautilus, Inc. (b)	101,926
6,000	Navigant Consulting, Inc. (b)	140,820
424	Navigators Group, Inc. (b)	13,568
4,100	NBT Bancorp, Inc. (b)	85,198
2,700	NCI Building Systems, Inc. (b)	87,534
4,100	NCO Group, Inc. (b)	76,383
10,800	Nektar Therapeutics (b)	154,008
5,700	NetFlix, Inc. (b)	65,892
4,300	Netgear, Inc. (b)	69,359
1,800	NetIQ Corp. (b)	19,296
1,300	Netratings, Inc. (b)	18,889
3,600	Neurocrine Biosciences, Inc. (b)	125,856
2,300	Neurogen Corp. (b)	14,099
3,300	New Jersey Resources Corp. (b)	143,088
2,100	NewMarket Corp. (b)	31,185
3,500	Newpark Resources (b)	21,035
2,500	Newport Corp. (b)	34,375
5,832	NIC, Inc. (b)	24,553
1,800	Niku Corp. (b)	28,368
6,000	NL Industries (b)	96,480
1,340	NN, Inc. (b)	16,817
1,000	Noble International Ltd. (b)	20,280

3,600	Nordson Corp. (b)	115,992
1,900	North Pittsburgh Systems, Inc. (b)	34,352
3,400	Northfield Laboratories, Inc. (b)	48,926
1,600	Northwest Airlines Corp. (b)	8,288
360	Northwest Bancorp, Inc. (b)	7,405
2,500	Northwest Natural Gas Co. (b)	88,750
565	NorthWestern Corp. (b)	15,837
4,000	Novatel Wireless, Inc. (b)	35,840
2,500	Noven Pharmaceuticals, Inc. (b)	41,575
1,000	NPS Pharmaceuticals, Inc. (b)	12,150
2,700	NS Group, Inc. (b)	77,652
1,000	Nuvelo, Inc. (b)	5,830
3,600	NYFIX, Inc. (b)	19,044
854	O’Charleys, Inc. (b)	17,029
2,500	Oakley, Inc. (b)	33,375
2,100	OCA, Inc. (b)	8,526
2,800	Oceaneering International, Inc. (b)	91,868
1,700	OceanFirst Financial Corp. (b)	36,295
1,400	Ocwen Financial Corp. (b)	10,192
4,700	Odyssey HealthCare, Inc. (b)	53,721
600	Odyssey Re Holdings Corp. (b)	13,644
2,700	Offshore Logistics, Inc. (b)	78,219
7,300	Ohio Casualty Corp. (b)	171,185
6,400	Oil States International, Inc. (b)	129,984
3,200	Old Dominion Freight Line (b)	89,920
8,500	Old National Bancorp (b)	162,265
2,400	Olin Corp. (b)	42,576
3,300	OM Group, Inc. (b)	72,402
7,300	Omnivision Technologies, Inc. (b)	102,200
21,500	ON Semiconductor Corp. (b)	73,960
4,200	Onyx Pharmaceuticals, Inc. (b)	129,738
8,400	Openwave Systems, Inc. (b)	112,476
12,300	Opsware, Inc. (b)	58,794
3,400	Option Care, Inc. (b)	48,382
4,800	OraSure Technologies, Inc. (b)	38,208
7,000	Orbital Sciences Corp. (b)	65,240
2,600	Orchid BioSciences, Inc. (b)	23,504
4,500	Oregon Steel Mills, Inc. (b)	74,835
1,200	Oshkosh B’Gosh, Inc. - Class A (b)	31,620
1,600	OSI Systems, Inc. (b)	22,720
3,200	Otter Tail Corp. (b)	78,528
1,600	Overland Storage, Inc. (b)	16,960
2,400	Overstock.com, Inc. (b)	84,672
3,500	Owens & Minor, Inc. (b)	101,535
1,700	Oxford Industries, Inc. (b)	62,254
3,386	Pacific Capital Bancorp (b)	97,618
4,400	Packeteer, Inc. (b)	51,392
5,200	PainCare Holdings, Inc. (b)	20,228
1,863	Palm Harbor Homes, Inc. (b)	31,746
6,300	PalmOne, Inc. (b)	135,009
1,800	Palomar Medical Technologies, Inc. (b)	40,320
2,800	Pantry, Inc. (The) (b)	89,656
1,800	Papa John’s International, Inc. (b)	61,704
4,300	Par Pharmaceutical Cos., Inc. (b)	129,129
3,900	Parallel Petroleum Corp. (b)	30,342
31,000	Parametric Technology Corp. (b)	164,920
3,400	Parexel International Corp. (b)	61,982
700	Park Electrochemical Corp. (b)	15,505

2,700	Parker Drilling Co. (b)	14,418
1,800	Parkway Properties, Inc. (b)	82,080
1,788	Party City Corp. (b)	25,872
1,100	Paxar Corp. (b)	19,712
7,100	Payless Shoesource, Inc. (b)	96,986
2,800	PDF Solutions, Inc. (b)	37,044
1,600	PDI, Inc. (b)	29,424
3,100	Pec Solutions, Inc. (b)	47,523
2,900	Pediatrix Medical Group, Inc. (b)	197,460
1,500	Peet’s Coffee & Tea, Inc. (b)	37,950
2,300	Pegasus Solutions, Inc. (b)	24,587
1,700	Penn Engineering & Manufacturing Corp. (b)	30,787
2,300	Penn Virginia Corp. (b)	94,461
3,200	Pennsylvania Real Estate Investment Trust (b)	134,880
700	Penwest Pharmaceuticals Co. (b)	8,960
3,400	Peoples Energy Corp. (b)	134,640
4,900	PEP Boys-Manny Moe & Jack (b)	69,482
3,500	Per-Se Technologies, Inc. (b)	54,460
4,481	Performance Food Group Co. (b)	120,494
2,800	Perini Corp. (b)	38,808
15,000	Perot Systems Corp. - Class A (b)	189,450
7,200	Perrigo Co. (b)	131,904
1,000	Perry Ellis International, Inc. (b)	20,010
600	Petroleum Development Corp. (b)	15,360
1,500	PF Chang’s China Bistro, Inc. (b)	83,280
2,300	PFF Bancorp, Inc. (b)	64,216
3,500	Phillips-Van Heusen (b)	90,580
2,000	Phoenix Cos., Inc. (The) (b)	22,660
604	Phoenix Technologies Ltd. (b)	4,886
600	Photon Dynamics, Inc. (b)	11,610
4,100	Photronics, Inc. (b)	65,190
10,700	Pier 1 Imports, Inc. (b)	155,364
5,200	Pinnacle Entertainment, Inc. (b)	78,832
600	Piper Jaffray Cos. (b)	16,590
1,000	Playboy Enterprises, Inc. - Class B (b)	12,080
1,800	Playtex Products, Inc. (b)	18,270
5,500	Plexus Corp. (b)	66,605
9,700	Plug Power, Inc. (b)	53,835
1,100	PLX Technology, Inc. (b)	9,889
3,500	PMA Capital Corp. - Class A (b)	24,815
5,700	PMC - Sierra, Inc. (b)	45,942
11,500	Polycom, Inc. (b)	175,490
3,400	PolyMedica Corp. (b)	105,366
700	Pope & Talbot, Inc. (b)	9,135
2,100	Portfolio Recovery Associates, Inc. (b)	75,495
300	Post Properties, Inc. (b)	9,774
3,200	Potlatch Corp. (b)	151,136
3,100	Power Integrations, Inc. (b)	67,425
800	Power-One, Inc. (b)	3,344
11,700	Powerwave Technologies, Inc. (b)	84,474
500	Pre-Paid Legal Services, Inc. (b)	17,855
4,700	Premiere Global Services, Inc. (b)	50,760
1,900	Prentiss Properties Trust (b)	63,118
720	Presidential Life Corp. (b)	10,447
7,872	PRG-Schultz International, Inc. (b)	37,549
4,400	Price Communications Corp. (b)	74,712
4,800	Priceline.com, Inc. (b)	121,728

6,300	Primedia, Inc. (b)	27,846
3,858	Priority Healthcare Corp. - Class B (b)	87,885
3,400	ProAssurance Corp. (b)	127,534
1,600	Progenics Pharmaceuticals, Inc. (b)	28,496
2,100	Progress Software Corp. (b)	56,028
2,996	ProQuest Co. (b)	97,190
3,400	Prosperity Bancshares, Inc. (b)	86,870
7,200	Protein Design Labs, Inc. (b)	128,736
1,600	Provide Commerce, Inc. (b)	28,240
5,400	Provident Bancorp, Inc. (b)	57,186
3,300	Provident Bankshares Corp. (b)	96,624
2,400	PS Business Parks, Inc. (b)	96,864
8,200	PSS World Medical, Inc. (b)	91,512
2,500	Psychiatric Solutions, Inc. (b)	107,550
516	QAD, Inc. (b)	4,226
1,100	Quaker Chemical Corp. (b)	21,439
200	Quality Systems, Inc. (b)	9,516
3,100	Quanex Corp. (b)	156,426
1,400	Quanta Services, Inc. (b)	11,172
16,200	Quantum Corp. (b)	38,880
7,100	Quantum Fuel Systems Technologies Worldwide, Inc. (b)	25,134
12,500	Quest Software, Inc. (b)	148,250
100	Radiant Systems, Inc. (b)	860
2,600	Radio One, Inc. - Class A (b)	33,852
4,800	RailAmerica, Inc. (b)	49,536
3,800	RalCorp. Holdings, Inc. (b)	150,556
12,300	Rambus, Inc. (b)	174,906
1,600	Ramco-Gershenson Properties (b)	44,304
4,400	Rare Hospitality International, Inc. (b)	122,408
1,087	Raven Industries, Inc. (b)	20,713
2,600	RC2 Corp. (b)	90,116
17,453	RealNetworks, Inc. (b)	107,510
5,500	Redback Networks, Inc. (b)	29,480
3,600	Regal-Beloit Corp. (b)	95,220
3,600	Regeneration Technologies, Inc. (b)	33,084
1,800	Regeneron Pharmaceuticals, Inc. (b)	10,008
2,126	Regent Communications, Inc. (b)	11,310
2,300	RehabCare Group, Inc. (b)	69,046
4,100	Reliance Steel & Aluminum Co. (b)	154,693
8,600	Remec, Inc. (b)	42,570
3,500	Remington Oil & Gas Corp. (b)	102,095
4,000	Renaissance Learning, Inc. (b)	66,680
2,400	Rent-Way, Inc. (b)	18,720
8,800	Republic Bancorp, Inc. (b)	111,584
2,200	Resource America, Inc. - Class A (b)	72,270
5,900	Resources Connection, Inc. (b)	112,749
1,000	Retail Ventures, Inc. (b)	10,080
3,700	Revlon, Inc. - Class A (b)	10,878
1,000	RLI Corp. (b)	42,900
1,700	Robbins & Myers, Inc. (b)	37,060
2,100	Rofin-Sinar Technologies, Inc. (b)	61,992
1,700	Rogers Corp. (b)	58,718
7,000	Rollins, Inc. (b)	138,180
2,200	Royal Gold, Inc. (b)	41,448
2,700	RTI International Metals, Inc. (b)	60,723
6,400	Ruby Tuesday, Inc. (b)	144,000
4,700	Ruddick Corp. (b)	105,562

400	Rudolph Technologies, Inc. (b)	5,160
1,700	Rush Enterprises, Inc. - Class A (b)	24,871
500	Russ Berrie & Co., Inc. (b)	6,465
2,000	Russell Corp. (b)	35,020
5,300	Ryan’s Restaurant Group, Inc. (b)	67,204
100	Ryerson Tull, Inc. (b)	1,045
3,300	S&T Bancorp, Inc. (b)	111,540
2,800	SafeNet, Inc. (b)	78,260
2,500	Saga Communications, Inc. - Class A (b)	36,775
1,000	Sanders Morris Harris Group, Inc. (b)	18,500
2,000	Sanderson Farms, Inc. (b)	72,480
1,900	Sandy Spring Bancorp, Inc. (b)	59,014
15,000	Sapient Corp. (b)	107,250
400	Saul Centers, Inc. (b)	13,400
2,500	Schnitzer Steel Industries, Inc. - Class A (b)	61,575
2,290	Scholastic Corp. (b)	79,807
2,900	Schulman A, Inc. (b)	48,430
1,100	Schweitzer-Mauduit International, Inc. (b)	32,142
1,900	SCS Transportation, Inc. (b)	29,051
3,900	Seachange International, Inc. (b)	40,190
2,000	Seacoast Banking Corp. of Florida (b)	36,920
1,800	SEACOR Holdings, Inc. (b)	102,618
5,300	Seattle Genetics, Inc. (b)	21,200
1,400	Seebeyond Technology Corp. (b)	3,752
4,300	Select Comfort Corp. (b)	95,116
3,100	Selective Insurance Group (b)	136,865
3,900	Semitool, Inc. (b)	35,217
9,400	Semtech Corp. (b)	158,766
5,500	Senior Housing Properties Trust (b)	95,150
2,600	Sensient Technologies Corp. (b)	52,026
5,400	Serena Software, Inc. (b)	102,762
4,300	Serologicals Corp. (b)	92,579
2,400	SFBC International, Inc. (b)	74,880
1,700	Shaw Group, Inc. (The) (b)	30,719
1,400	Shiloh Industries, Inc. (b)	17,892
2,700	ShopKo Stores, Inc. (b)	64,692
4,300	Shuffle Master, Inc. (b)	108,317
11,100	Sierra Pacific Resources (b)	120,102
335	Sigma Designs, Inc. (b)	2,563
2,300	Silgan Holdings, Inc. (b)	140,714
900	Silicon Image, Inc. (b)	9,063
4,600	Silicon Valley Bancshares (b)	218,039
1,700	Simmons First National Corp. - Class A (b)	40,324
3,650	Simpson Manufacturing Co., Inc. (b)	98,550
11,800	Six Flags, Inc. (b)	46,020
2,900	Skechers U.S.A., Inc. - Class A (b)	35,496
5,600	Skywest, Inc. (b)	101,248
3,900	Smart & Final, Inc. (b)	38,610
3,300	Sonic Automotive, Inc. (b)	64,911
3,200	Sonic Solutions, Inc. (b)	47,008
2,129	SonicWALL, Inc. (b)	10,943
1,700	SonoSite, Inc. (b)	49,479
5,500	Sotheby’s Holdings - Class A (b)	90,090
3,300	Source Interlink Cos., Inc. (b)	34,551
1,400	South Jersey Industries, Inc. (b)	76,090
1,300	Southwest Bancorp, Inc. (b)	24,518
3,300	Southwest Gas Corp. (b)	80,751

1,800	Southwest Water Co. (b)	19,989
2,000	Sovran Self Storage, Inc. (b)	85,500
5,200	Spanish Broadcasting System, Inc. - Class A (b)	43,420
2,100	Spartan Stores, Inc. (b)	24,003
100	Specialty Laboratories, Inc. (b)	818
3,000	Spectralink Corp. (b)	33,330
4,600	Speedway Motorsports, Inc. (b)	157,780
7,700	Spherion Corp. (b)	43,197
4,000	Spinnaker Exploration Co. (b)	128,040
3,000	Sports Authority, Inc. (The) (b)	79,800
2,900	SS&C Technologies, Inc. (b)	73,689
7,100	St Mary Land & Exploration Co. (b)	154,070
2,100	Stage Stores, Inc. (b)	79,422
3,000	Stamps.com, Inc. (b)	57,990
2,400	Standard Microsystems Corp. (b)	33,960
1,800	Standard Motor Products, Inc. (b)	16,344
1,200	Standard Register Co. (The) (b)	14,964
600	Standex International Corp. (b)	15,720
9,500	Star Scientific, Inc. (b)	48,450
1,600	Startek, Inc. (b)	23,280
5,000	State Auto Financial Corp. (b)	136,200
3,800	Steak N Shake Co. (The) (b)	68,704
5,300	Steel Dynamics, Inc. (b)	144,054
1,500	Steel Technologies, Inc. (b)	28,785
5,300	Stein Mart, Inc. (b)	107,378
600	Steinway Musical Instruments (b)	18,126
2,674	Stellent, Inc. (b)	18,852
2,000	Sterling Bancorp (b)	46,020
4,693	Sterling Bancshares, Inc. (b)	63,027
2,726	Sterling Financial Corp. (b)	89,113
1,200	Steven Madden Ltd. (b)	19,056
3,600	Stewart & Stevenson Services, Inc. (b)	86,400
12,500	Stewart Enterprises, Inc. - Class A (b)	67,500
1,900	Stewart Information Services Corp. (b)	68,438
1,100	Stifel Financial Corp. (b)	22,319
3,100	Stone Energy Corp. (b)	139,314
1,400	Stoneridge, Inc. (b)	13,972
1,200	Stratasys, Inc. (b)	32,460
2,200	Strategic Hotel Capital, Inc. (b)	31,042
3,900	Stride Rite Corp. (b)	47,580
2,300	SumTotal Systems, Inc. (b)	11,017
2,300	Sun Bancorp, Inc. (b)	46,023
2,300	Sun Communities, Inc. (b)	80,155
2,400	Sunrise Senior Living, Inc. (b)	122,976
3,500	Sunstone Hotel Investors, Inc. (b)	76,860
200	SuperGen, Inc. (b)	842
6,600	Superior Energy Services (b)	98,208
2,400	Superior Essex, Inc. (b)	40,080
3,000	Superior Industries International (b)	60,990
500	SureWest Communications (b)	10,205
766	SurModics, Inc. (b)	27,630
5,200	Susquehanna Bancshares, Inc. (b)	109,356
3,300	Swift Energy Co. (b)	86,889
8,500	Swift Transportation Co., Inc. (b)	181,305
1,800	Sybron Dental Specialties, Inc. (b)	67,050
25,900	Sycamore Networks, Inc. (b)	87,024
300	SYKES Enterprises, Inc. (b)	2,100

6,400	Symmetricom, Inc. (b)	65,920
3,970	Symyx Technologies (b)	96,749
3,500	Synaptics, Inc. (b)	63,455
3,991	Syntel, Inc. (b)	64,016
5,700	Syntroleum Corp. (b)	50,502
2,000	Talbots, Inc. (b)	51,100
956	Talx Corp. (b)	23,632
1,700	Tanox, Inc. (b)	16,354
3,200	Tarragon Corp. (b)	63,328
3,700	Taubman Centers, Inc. (b)	109,520
2,900	TBC Corp. (b)	75,864
1,500	Technical Olympic USA, Inc. (b)	31,575
1,500	Tecumseh Products Co. - Class A (b)	52,110
8,400	Tekelec (b)	114,324
4,200	Teledyne Technologies, Inc. (b)	127,764
9,600	TeleTech Holdings, Inc. (b)	100,800
1,200	Tennant Co. (b)	42,648
4,000	Tenneco Automotive, Inc. (b)	51,320
9,400	Terayon Communication Systems, Inc. (b)	27,354
8,800	Terra Industries, Inc. (b)	60,720
7,300	Tetra Tech, Inc. (b)	77,307
2,900	Tetra Technologies, Inc. (b)	78,387
100	Texas Industries, Inc. (b)	4,618
6,200	Texas Regional Bancshares, Inc. - Class A (b)	172,794
5,100	Third Wave Technologies, Inc. (b)	21,777
1,800	Thomas Nelson, Inc. (b)	43,164
5,400	Thoratec Corp. (b)	69,930
3,500	THQ, Inc. (b)	88,270
14,800	TIBCO Software, Inc. (b)	105,672
560	TierOne Corp. (b)	13,037
10,200	Titan Corp. (b)	183,090
1,500	Tivo, Inc. (b)	8,445
4,400	Too, Inc. (b)	101,244
3,500	Tootsie Roll Industries, Inc. (b)	108,080
5,300	Topps Co., Inc. (The) (b)	45,686
1,300	Town & Country Trust (The) (b)	34,905
2,685	TradeStation Group, Inc. (b)	17,318
1,400	Trammell Crow Co. (b)	29,820
4,200	Trans World Entertainment (b)	55,776
4,900	Transaction Systems Architects, Inc. (b)	101,577
2,100	Transkaryotic Therapies, Inc. (b)	71,148
1,500	Transmontaigne, Inc. (b)	10,605
300	TRC Cos., Inc. (b)	4,146
4,300	Tredegar Corp. (b)	69,918
1,700	Trex Co., Inc. (b)	68,306
1,100	Tri-Valley Corp. (b)	10,901
959	Triad Guaranty, Inc. (b)	48,247
600	Triarc Cos., Inc. - Class A (b)	8,310
2,440	Trident Microsystems, Inc. (b)	41,553
4,300	Trinity Industries, Inc. (b)	100,405
17,500	Triquint Semiconductor, Inc. (b)	51,800
1,900	Triumph Group, Inc. (b)	59,147
5,600	Trizetto Group (b)	58,296
6,300	Trustco Bank Corp. (b)	69,363
6,900	Trustreet Properties, Inc. (b)	107,916
5,073	TT electronics Plc (b)	18,612
5,700	TTM Technologies, Inc. (b)	51,357

4,900	Tuesday Morning Corp. (b)	128,674
5,700	Tupperware Corp. (b)	120,270
1,800	TurboChef Technologies, Inc. (b)	18,738
4,600	Tyler Technologies, Inc. (b)	26,588
3,900	U-Store-It Trust (b)	68,172
11,200	Ubiquitel, Inc. (b)	80,976
800	UIL Holdings Corp. (b)	41,072
2,900	Ultimate Software Group, Inc. (b)	44,950
900	Ultratech, Inc. (b)	14,328
1,700	UMB Financial Corp. (b)	92,021
4,900	Umpqua Holdings Corp. (b)	108,878
1,000	Unifirst Corp. (b)	37,440
5,200	United Auto Group, Inc. (b)	147,368
4,692	United Bankshares, Inc. (b)	143,669
4,800	United Community Banks, Inc. (b)	108,912
2,476	United Community Financial Corp. (b)	25,552
1,400	United Industrial Corp. (b)	39,354
5,100	United Natural Foods, Inc. (b)	136,680
7,800	United Online, Inc. (b)	68,562
9,100	United Rentals, Inc. (b)	167,349
4,300	United Stationers, Inc. (b)	181,374
1,000	United Surgical Partners International, Inc. (b)	44,250
2,700	United Therapeutics Corp. (b)	129,573
5,630	Universal American Financial Corp. (b)	94,303
2,300	Universal Compression Holdings, Inc. (b)	80,730
2,800	Universal Corp. (b)	127,820
1,408	Universal Electronics, Inc. (b)	23,077
1,811	Universal Forest Products, Inc. (b)	68,927
7,800	UNOVA, Inc. (b)	138,528
5,100	URS Corp. (b)	156,825
700	Urstadt Biddle Properties, Inc. - Class A (b)	10,416
2,300	USANA Health Sciences, Inc. (b)	95,059
7,600	USEC, Inc. (b)	99,940
1,900	Vail Resorts, Inc. (b)	49,153
2,500	Valmont Industries, Inc. (b)	58,150
10,300	Valueclick, Inc. (b)	106,708
5,100	Valuevision Media, Inc. - Class A (b)	50,490
1,200	Varian Semiconductor Equipment Associates, Inc. (b)	44,748
4,500	Varian, Inc. (b)	149,265
1,200	Vector Group Ltd. (b)	18,876
3,800	Veeco Instruments, Inc. (b)	50,578
4,300	Ventana Medical Systems, Inc. (b)	171,226
3,400	Ventiv Health, Inc. (b)	70,890
3,900	Verint Systems, Inc. (b)	124,098
3,600	Veritas DGC, Inc. (b)	92,160
2,000	Vertex Pharmaceuticals, Inc. (b)	19,080
1,000	Vertrue, Inc. (b)	30,410
2,100	Viad Corp. (b)	54,075
2,000	Viasat, Inc. (b)	35,620
1,200	Vicor Corp. (b)	14,160
1,200	Vicuron Pharmaceuticals, Inc. (b)	19,620
2,020	ViroLogic, Inc. (b)	4,929
14,300	Visteon Corp. (b)	50,050
1,600	Vital Signs, Inc. (b)	65,280
27,300	Vitesse Semiconductor Corp. (b)	56,784
500	Volt Information Sciences, Inc. (b)	9,890
3,600	W-H Energy Services, Inc. (b)	79,272

3,800	Wabash National Corp. (b)	96,900
4,593	Warnaco Group, Inc. (The) (b)	103,159
3,000	Washington Group International, Inc. (b)	124,290
3,600	Washington Real Estate Investment Trust (b)	107,316
1,700	Washington Trust Bancorp, Inc. (b)	41,327
100	Watsco, Inc. (b)	4,339
2,400	Watson Wyatt & Co. Holdings (b)	63,360
3,100	Watts Water Technologies, Inc. - Class A (b)	96,875
4,300	WCI Communities, Inc. (b)	120,529
2,100	WD-40 Co. (b)	58,884
5,600	WebEx Communications, Inc. (b)	122,192
2,900	Websense, Inc. (b)	153,845
3,400	Weis Markets, Inc. (b)	128,860
3,800	Wellman, Inc. (b)	40,888
8,800	Werner Enterprises, Inc. (b)	163,504
2,900	WesBanco, Inc. (b)	77,923
5,800	WESCO International, Inc. (b)	140,244
2,000	West Coast Bancorp (b)	40,900
2,100	West Marine, Inc. (b)	34,335
3,900	West Pharmaceutical Services, Inc. (b)	102,726
2,466	Westbury Plc (b)	19,699
5,700	Westell Technologies, Inc. - Class A (b)	29,526
5,600	Westinghouse Air Brake Technologies Corp. (b)	112,000
2,300	WGL Holdings, Inc. (b)	69,713
3,900	Wild Oats Markets, Inc. (b)	39,390
500	William Lyon Homes, Inc. (b)	44,200
2,700	Wilson Greatbatch Technologies, Inc. (b)	51,786
4,800	Wind River Systems, Inc. (b)	62,304
4,100	Winnebago Industries (b)	119,474
3,500	Winston Hotels, Inc. (b)	40,250
100	Wintrust Financial Corp. (b)	4,591
2,708	Wireless Facilities, Inc. (b)	14,325
2,723	Witness Systems, Inc. (b)	47,952
800	WMS Industries, Inc. (b)	20,320
7,200	Wolverine World Wide, Inc. (b)	146,088
1,400	Woodward Governor Co. (b)	98,784
2,600	World Acceptance Corp. (b)	66,170
2,800	World Fuel Services Corp. (b)	70,000
2,100	World Wrestling Entertainment, Inc. (b)	22,449
3,500	Wright Medical Group, Inc. (b)	86,905
2,189	Wyevale Garden Centres Plc (b)	20,285
1,800	X-Rite, Inc. (b)	18,666
5,600	Yankee Candle Co., Inc. (b)	155,624
2,100	Zoltek Cos., Inc. (b)	26,607
5,500	Zoran Corp. (b)	58,190
2,200	Zygo Corp. (b)	20,636
255	Zymogenetics, Inc. (b)	3,942

		77,807,585

TOTAL COMMON STOCKS (Cost $149,818,758)		142,378,779

INDEX-LINKED TRUSTS (8.1%)
62,400	iShares MSCI Emerging Markets Index Fund	12,496,848
14,000	iShares MSCI Pacific ex-Japan Index Fund	1,270,920
30,000	iShares Russell 2000 Growth Index Fund	1,757,700
81,800	iShares Russell 2000 Index Fund	9,427,450

TOTAL INDEX-LINKED TRUSTS (Cost $25,929,578)		24,952,918

RIGHTS (0.0%)
AUSTRALIA (0.0%)
1,795	Ramsay Healthcare Ltd. (b)	2,383

Total RIGHTS (Cost $0)		2,383

INVESTMENT COMPANY (3.8%)
11,622,011	Blackrock Temporary Cash Fund	11,622,011

TOTAL INVESTMENT COMPANY (Cost $11,622,011)		11,622,011

Principal Amount

U.S. GOVERNMENT AGENCIES (41.8%)
FANNIE MAE (13.0%)
$40,000,000	2.74%, 5/9/2005	39,978,160

FEDERAL HOME LOAN BANKS (28.8%)
59,000,000	2.69%, 5/4/2005	58,990,796
20,000,000	2.81%, 5/18/2005	19,975,020
10,000,000	2.88%, 5/25/2005	9,982,050

		88,947,866

TOTAL U.S. GOVERNMENT AGENCIES (Cost $128,919,265)		128,926,026

TOTAL INVESTMENTS (Cost $316,289,612) (a) - 99.8%		307,882,117
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%		500,892

NET ASSETS - 100.0%		$308,383,009

(a)	Represents cost for financial reporting and federal income tax purposes and differs from value by net unrealized depreciation of securities as follows:

Unrealized appreciation	$1,698,138
Unrealized depreciation	(10,105,633)

Net unrealized depreciation	$(8,407,495)

Aggregate cost for federal income tax purposes is substantially the same.

(b)	Non-income producing security.

Portfolio Diversification by Sector

Sector	Percentage of Net Assets
Consumer Discretionary	8.0%
Consumer Staples	2.4
Energy	2.3
Financials	7.3
Health Care	4.8
Industrials	9.5
Information Technology	7.0
Materials	3.5
Telecommunication Services	0.4
Utilities	0.9
Other*	53.9

*	Includes cash and equivalents (including government agencies), pending trades and fund share transactions, interest and dividends receivable and accrued expenses payable.

See Notes to Financial Statements.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR, provide the information specified in paragraphs (a) and (b) of this Item with respect to portfolio managers.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

Not applicable.

Item 11. Controls and Procedures.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable - Only effective for annual reports.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by rule 30a-2(b) under the Act as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act, or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant incorporates it by reference.

Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Old Westbury Funds, Inc.

By (Signature and Title)*	/s/ David Hughes	David Hughes, Treasurer
Date	7 / 7 / 05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David Hughes	David Hughes, Treasurer
Date	7 / 7 / 05

By (Signature and Title)*	/s/ Marc Stern	Marc Stern, President
Date	7 / 7 / 05

Print the name and title of each signing officer under his or her signature.